As filed with the Securities and Exchange Commission on December 21, 1999
                                                      Registration No. 333-29043

                                                               File No. 811-8245
================================================================================
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 -------------

                                   FORM N-1A
                            REGISTRATION STATEMENT
                                   Under the
                             SECURITIES ACT OF 1933                          [X]
                         Pre-Effective Amendment No.                         [ ]

                         Post-Effective Amendment No. 4                      [X]

                                     and/or

                             REGISTRATION STATEMENT
                                    Under the
                         INVESTMENT COMPANY ACT OF 1940                      [X]

                                Amendment No. 8                              [X]

                        (Check appropriate box or boxes)

                                 -------------

                           Phoenix Equity Series Fund
               (Exact Name of Registrant as Specified in Charter)

                                  -------------

               101 Munson Street, Greenfield, Massachusetts 01301
               (Address of Principal Executive Offices) (Zip Code)
                                 (800) 243-1574
              (Registrant's Telephone Number, including Area Code)

                                  -------------

                              Pamela S. Sinofsky
                 Assistant Vice President and Assistant Counsel

                       Phoenix Investment Partners, Ltd.
                              56 Prospect Street
                       Hartford, Connecticut 06115-0479
                    (name and address of Agent for Service)

                                 -------------

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)

[X] on December 29, 1999 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed effective amendment.
--------------------------------------------------------------------------------
================================================================================

                           PHOENIX EQUITY SERIES FUND

                   Cross Reference Sheet Pursuant to Rule 404

                                     PART A
                       Information Required in Prospectus


                     Item Number Form N-1A, Part A                        Prospectus Caption
                     -----------------------------                        ------------------
  1.     Front and Back Cover Pages ...................................   Cover Page, Back Cover Page

  2.     Risk/Return Summary: Investments, Risks, Performance             Investment Risk and Return Summary

  3.     Risk Return Summary: Fee Table ...............................   Fund Expenses

  4.     Investment Objectives, Principal Investment Strategies,          Investment Risk and Return Summary; Additional
         and Related Risks ............................................   Investment Techniques

  5.     Management's Discussion of Fund Performance ..................   Performance Tables

  6.     Management, Organization, and Capital Structure ..............   Management of the Fund

  7.     Shareholder Information ......................................   Pricing of Fund Shares; Sales Charges; Your Account;
                                                                          How to Buy Shares; How to Sell Shares; Things to
                                                                          Know When Selling Shares; Account Policies; Investor
                                                                          Services; Tax Status of Distributions

  8.     Distribution Arrangements ....................................   Sales Charges

  9.     Financial Highlights Information .............................   Financial Highlights

                                                               PART B
                                    Information Required in Statement of Additional Information

  Item Number Form N-1A, Part B                                           Statement of Additional Information Caption
  -----------------------------                                           -------------------------------------------
 10.     Cover Page and Table of Contents .............................   Cover Page, Table of Contents

 11.     Fund History .................................................   The Fund

 12.     Description of the Fund and Its Investment Risks .............   Investment Objectives and Policies; Investment
                                                                          Restrictions

 13.     Management of the Fund .......................................   Management of the Trust

 14.     Control Persons and Principal Holders of Securities ..........   Management of the Trust

 15.     Investment Advisory and Other Services .......................   Services of the Adviser; The Distributor; Distribution
                                                                          Plans; Other Information

 16.     Brokerage Allocation and Other Practices .....................   Portfolio Transactions and Brokerage

 17.     Capital Stock and Other Securities ...........................   Other Information

 18.     Purchase, Redemption, and Pricing of Shares ..................   Net Asset Value; How to Buy Shares; Investor Account
                                                                          Services; How to Redeem Shares; Tax Sheltered
                                                                          Retirement Plans

 19.     Taxation of the Fund .........................................   Dividends, Distributions and Taxes

 20.     Underwriters .................................................   The Distributor

 21.     Calculation of Performance Data ..............................   Performance Information

 22.     Financial Statements .........................................   Financial Statements

                                                               PART C
                       Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

Phoenix Investment Partners

                              Prospectus

                                                 December 29, 1999

-----------
Duff&Phelps
-----------

Phoenix-Duff & Phelps
Core Equity Fund

Oakhurst

Phoenix-Oakhurst
Growth & Income Fund

[logo] Phoenix
       Investment Partners, Ltd.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus contains important information that you should know before investing in the Phoenix-Duff & Phelps Core Equity Fund and the Phoenix Oakhurst Growth & Income Fund.

Table of Contents
--------------------------------------------------------------------------------


  Phoenix-Duff & Phelps Core Equity Fund

   Investment Risk and Return Summary ................  1

   Fund Expenses .....................................  4

   Management of the Fund ............................  5

  Phoenix-Oakhurst Growth & Income Fund

   Investment Risk and Return Summary ................  7

   Fund Expenses ..................................... 10

   Management of the Fund ............................ 11

  Additional Investment Techniques ................... 15

  Pricing of Fund Shares ............................. 16

  Sales Charges ...................................... 18

  Your Account ....................................... 20

  How to Buy Shares .................................. 21

  How to Sell Shares ................................. 22

  Things You Should Know When Selling Shares ......... 22

  Account Policies ................................... 24

  Investor Services .................................. 25

  Tax Status of Distributions ........................ 25

  Financial Highlights ............................... 26

  Additional Information ............................. 28


> Phoenix
  Equity
  Series
  Fund

               Phoenix-Duff & Phelps Core Equity Fund

               Investment Risk and Return Summary
-------------------------------------------------------

               Investment Objective

               Phoenix-Duff & Phelps Core Equity Fund has an investment objective of long-term capital appreciation. There is no guarantee that the fund will achieve its objective.

               Principal Investment Strategies

                  > The fund invests in equity securities, primarily common stocks of large, U.S. companies. Under normal circumstances, the fund will invest at least 65% of its total assets in equity securities; however, the adviser intends to invest nearly all of the fund's assets in common stocks and other equity securities, rather than holding significant amounts of cash and short term investments.

                  > The fund's adviser uses a quality-driven, blended strategy that selects equity securities primarily from among the 1,000 largest companies traded in the United States based on predictability and consistency of earnings and dividend growth and the adviser's view that the price is low relative to the stock's historical valuation and the company's future growth prospects.

                  > The adviser monitors holdings for fundamental change and overvaluation to determine when to sell securities.

               Temporary Defensive Strategy: If the adviser believes that market conditions are not favorable to the fund's principal investment strategies, the fund may invest without limit in high quality money market instruments and repurchase agreements. When this happens the fund may not achieve its investment objectives.

               Principal Risks

               If you invest in this fund, you risk that you may lose your investment.

               General

               The value of the fund's investments that supports your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.

               Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease.

               Fully Invested in Equity Securities

               The net asset value of a fund that intends to be fully invested in securities will decrease more quickly if the value of such securities decreases as compared to a fund that holds larger cash positions.


                                        Phoenix-Duff & Phelps Core Equity Fund 1

               Impact of the Year 2000 Issue on Fund Investments

               The Year 2000 issue is the result of computer programs being written using two rather than four digits to define the applicable year. There is the possibility that some or all of an entity's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. If an entity whose securities are held by the fund does not "fix" its Year 2000 issue it is possible that its operations and financial results would be hurt. Also, the cost of modifying computer programs to become Year 2000 compliant may hurt the financial performance and market price of entities whose securities are held by the fund.


2 Phoenix-Duff & Phelps Core Equity Fund

               Performance Tables


               The bar chart and table below provide some indication of the risks of investing in the Phoenix-Duff & Phelps Core Equity Fund. The bar chart shows the fund's Class A Shares performance.(1) The table shows how the fund's average annual returns compare to those of a broad-based securities market index. The fund's past performance is not necessarily an indication of how the fund will perform in the future.


               Phoenix-Duff & Phelps Core Equity Fund [bar chart]

               Annual Return 18.35% -- 1998 Calendar Year [end chart]


               (1) The fund's annual return in the chart above does not reflect the deduction of any sales charges. The return would have been less than that shown if sales charges were deducted. During the period shown in the chart above, the highest return for a quarter was 21.37% (quarter ending December 31, 1998) and the lowest return for a quarter was (16.48)% (quarter ending September 30, 1998). Year-to-date performance (through September 30, 1999) was (2.36)%.



--------------------------------------------------------------------------------
  Average Annual Total Returns(1)
  (for the periods ending 12/31/98)    One Year       Life of the Fund(2)
--------------------------------------------------------------------------------
  Class A Shares                         12.73%            14.12%
--------------------------------------------------------------------------------
  Class B Shares                         13.68%            14.77%
--------------------------------------------------------------------------------
  Class C Shares                         17.51%            17.75%
--------------------------------------------------------------------------------
  S&P 500 Index (3)                      28.76%            25.16%
--------------------------------------------------------------------------------



               (1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption of the fund's Class B and Class C Shares.

               (2) Class A Shares, Class B Shares and Class C Shares since September 25, 1997.

               (3) The S&P 500 Index is a measure of stock market total return performance. The index's performance does not reflect sales charges.


                                        Phoenix-Duff & Phelps Core Equity Fund 3

               Fund Expenses
-------------------------------

               This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.


                                                                              Class A      Class B        Class C
                                                                               Shares       Shares         Shares
                                                                               ------       ------         ------
               Shareholder Fees (fees paid directly from your
               investment)
               Maximum Sales Charge (load) Imposed on Purchases (as a
               percentage of offering price)                                    4.75%        None           None
               Maximum Deferred Sales Charge (load) (as a percentage of the     None            5%(b)          1%(c)
               lesser of the value redeemed or the amount invested)
               Maximum Sales Charge (load) Imposed on Reinvested Dividends      None         None           None
               Redemption Fee                                                   None         None           None
               Exchange Fee                                                     None         None           None
                                                                              -----------------------------------
                                                                              Class A      Class B        Class C
                                                                               Shares       Shares         Shares
                                                                               ------       ------         ------
               Annual Fund Operating Expenses (expenses that are
               deducted from fund assets)
               Management Fees                                                  0.75%        0.75%          0.75%
               Distribution and Service (12b-1) Fees (d)                        0.25%        1.00%          1.00%
               Other Expenses                                                   0.43%        0.43%          0.43%
                                                                               ------       ------         ------
               Total Annual Fund Operating Expenses (a)                         1.43%        2.18%          2.18%
                                                                               =====        ======         ======


              ----------------

               (a) The fund's investment adviser has agreed to reimburse through August 31, 2000 the Phoenix-Duff & Phelps Core Equity Fund's expenses other than Management Fees and Distribution and Service Fees to the extent that such expenses exceed 0.25% for each class of shares. Actual Total Annual Fund Operating Expenses, after expense reimbursement were 1.25% for Class A Shares, 2.00% for Class B Shares, and 2.00% for Class C Shares.


               (b) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year.


               (c) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

               (d) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").


               Example

               This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

4 Phoenix-Duff & Phelps Core Equity Fund

------------------------------------------------------------
  Class       1 year     3 years     5 years     10 years
------------------------------------------------------------
  Class A     $614       $906        $1,219      $2,107
------------------------------------------------------------
  Class B     $621       $882        $1,169      $2,323
------------------------------------------------------------
  Class C     $321       $682        $1,169      $2,513
------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


------------------------------------------------------------
  Class       1 year     3 years     5 years     10 years
------------------------------------------------------------
  Class B     $221       $682        $1,169      $2,323
------------------------------------------------------------
  Class C     $221       $682        $1,169      $2,513
------------------------------------------------------------


Note: Your actual expenses may be lower than those shown in the tables above since the expense levels used to calculate the figures shown do not include the reimbursement of expenses over certain levels by the fund's investment adviser. Refer to the section "Management of the Fund" for information about expense reimbursement.


               Management of The Fund
------------------------------------------

               The Adviser


               Duff & Phelps Investment Management Co. ("Duff & Phelps") is the investment adviser to the fund and is located at 55 East Monroe Street, Suite 3600, Chicago, Illinois 60603. Duff & Phelps also acts as investment adviser to eight other mutual funds and as adviser to institutional clients. As of September 30, 1999, Duff & Phelps had approximately $14.4 billion in assets under management on a discretionary basis.


               Subject to the direction of the fund's Board of Trustees, Duff & Phelps is responsible for managing the fund's investment program and the day-to-day management of the fund's portfolio. Duff & Phelps manages the fund's assets to conform with the investment policies as described in this prospectus. The fund pays Duff & Phelps a monthly investment management fee that is accrued daily against the value of the fund's net assets at the following rates.

-----------------------------------------------------------------------------------
                   1st billion    $1+ billion through $2 billion        $2+ billion
-----------------------------------------------------------------------------------
Management Fee        0.75%                    0.70%                       0.65%
-----------------------------------------------------------------------------------

                                        Phoenix-Duff & Phelps Core Equity Fund 5

               The adviser has voluntarily agreed to assume total fund operating expenses, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses, until August 31, 2000, to the extent that such expenses exceed the following percentages of the average annual net asset values for the fund:


-----------------------------------------------------------------------------------
                                            Class A       Class B       Class C
                                             Shares        Shares        Shares
-----------------------------------------------------------------------------------
Phoenix-Duff & Phelps Core Equity Fund        1.25%         2.00%         2.00%
-----------------------------------------------------------------------------------


               During the fund's last fiscal year, the fund paid total management fees of $380,849. The ratio of management fees to average net assets for the fiscal year ended August 31, 1999 was 0.75%.


               Portfolio Management


               Diane Mustain serves as lead Portfolio Manager and as such is responsible for the day-to-day operation of the Fund. As lead Portfolio Manager she manages the team of investment professionals responsible for the selection of portfolio securities for the equity portfolio. Ms. Mustain is an Executive Vice President of Duff & Phelps and serves as Vice Chairman of its Equity Strategy Committee. In addition, since 1993 Ms. Mustain has been a Sector Manager responsible for the Defensive Sector of the core equity portfolio. Ms. Mustain was Group Vice President from 1992 to 1993 where she was responsible for the selection of consumer stocks for the equity research model portfolio and provided analytical input to the Investment Management Committee. Ms. Mustain joined Phoenix Investment Partners, Ltd., then known as Duff & Phelps Corporation, in 1981.


               Impact of the Year 2000 Issue on Fund Operations


               The Trustees have directed management to ensure that the systems used by service providers (Duff & Phelps and its affiliates) in support of the funds' operations be assessed and brought into Year 2000 compliance. Based on its assessment, Duff & Phelps determined that it would be required to modify or replace portions of its software so that its computer systems would properly utilize dates beyond December 31, 1999. As of August 31, 1999, Duff & Phelps completed upgrades and testing for Year 2000 compliance on its mission-critical systems. Duff & Phelps has also identified critical business functions and developed contingency plans. Duff & Phelps believes that the modifications and conversions to new software and contingency planning will mitigate the Year 2000 issue. However, if the problem is not fully addressed, the fund may be negatively impacted.

               The total cost to become Year 2000 compliant is not an expense of the fund and is not expected to have a material impact on the operating results of Duff & Phelps.


6 Phoenix-Duff & Phelps Core Equity Fund

               Phoenix-Oakhurst Growth & Income Fund

               Investment Risk and Return Summary
-------------------------------------------------------

               Investment Objective


               Phoenix-Oakhurst Growth & Income Fund has an investment objective of seeking dividend growth, current income and capital appreciation. There is no guarantee that the fund will achieve its objective.

               Principal Investment Strategies

                  > The fund invests in equity securities, primarily common stocks. Under normal circumstances, the fund will invest at least 65% of its total assets in common stocks or other equity securities; however, the adviser intends to invest nearly all of the fund's assets in common stocks and other equity securities, rather than holding significant amounts of cash and short term investments.

                  > The adviser intends to manage fund assets so that the fund's total return and dividend yield exceed the average total return and dividend yield for companies included in the Standard and Poor's 500 Composite Stock Price Index. ("S&P 500").

                  > The fund's adviser uses a quantitative value strategy that selects equity securities primarily from among the 1,500 largest companies traded in the United States based on value criteria such as price to earnings, sales and cash flows and growth criteria such as earnings per share. This strategy emphasizes securities of companies relatively undervalued to the market in general and with improving fundamentals.

               Temporary Defensive Strategy: If the adviser believes that market conditions are not favorable to the fund's principal investment strategies, the fund may invest without limit in high quality money market instruments and repurchase agreements. When this happens the fund may not achieve its investment objectives.


               Principal Risks


               If you invest in this fund, you risk that you may lose your investment.

               General

               The value of the fund's investments that supports your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.

               Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease.


                                         Phoenix-Oakhurst Growth & Income Fund 7

               S&P 500 Comparison

               The S&P 500 total return can be negative. Although the fund may outperform the S&P 500, the fund may still have a negative return.

               Fully Invested in Equity Securities

               The net asset value of a fund that intends to be fully invested in securities will decrease more quickly if the value of such securities decreases as compared to a fund that holds larger cash positions.

               Impact of the Year 2000 Issue on Fund Investments

               The Year 2000 issue is the result of computer programs being written using two rather than four digits to define the applicable year. There is the possibility that some or all of an entity's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. If an entity whose securities are held by the fund does not "fix" its Year 2000 issue it is possible that its operations and financial results would be hurt. Also, the cost of modifying computer programs to become Year 2000 compliant may hurt the financial performance and market price of entities whose securities are held by the fund.


8 Phoenix-Oakhurst Growth & Income Fund

               Performance Tables
               The bar chart and table below provide some indication of the risks of investing in the
               Phoenix-Oakhurst Growth & Income Fund. The bar chart shows the fund's Class A Shares performance.(1) The table shows how the fund's average annual returns compare to those of a broad-based securities market index. The fund's past performance is not necessarily an indication of how the fund will perform in the future.


               Phoenix-Oakhurst Growth & Income Fund [bar chart]

               Annual Return 30.87% -- 1998 Calendar Year [end chart]


               (1) The fund's annual return in the chart above does not reflect the deduction of any sales charges. The return would have been less than that shown if sales charges were deducted. During the period shown in the chart above, the highest return for a quarter was 22.52% (quarter ending December 31, 1998) and the lowest return for a quarter was (11.61)% (quarter ending September 30, 1998). Year-to-date performance (through September 30, 1999) was 4.74%.



--------------------------------------------------------------------------------
  Average Annual Total Returns(1)
  (for the periods ending 12/31/98)    One Year       Life of the Fund(2)
--------------------------------------------------------------------------------
  Class A Shares                        24.66%             23.44%
--------------------------------------------------------------------------------
  Class B Shares                        26.00%             24.43%
--------------------------------------------------------------------------------
  Class C Shares                        29.81%             27.33%
--------------------------------------------------------------------------------
  S&P 500 Index (3)                     28.76%             25.16%
--------------------------------------------------------------------------------



               (1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption of the fund's Class B and Class C Shares.

               (2) Class A Shares, Class B Shares and Class C Shares since September 25, 1997.

               (3) The S&P 500 Index is a measure of stock market total return performance. The index's performance does not reflect sales charges.


                                         Phoenix-Oakhurst Growth & Income Fund 9

               Fund Expenses
-------------------------------

               This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.


                                                                   Class A      Class B        Class C
                                                                    Shares       Shares         Shares
                                                                    ------       ------         ------
    Shareholder Fees (fees paid directly from your
    investment)
    Maximum Sales Charge (load) Imposed on Purchases (as a
    percentage of offering price)                                    4.75%        None           None
    Maximum Deferred Sales Charge (load) (as a percentage of the     None            5%(b)          1%(c)
    lesser of the value redeemed or the amount invested)
    Maximum Sales Charge (load) Imposed on Reinvested Dividends      None         None           None
    Redemption Fee                                                   None         None           None
    Exchange Fee                                                     None         None           None
                                                                   -----------------------------------
                                                                   Class A      Class B        Class C
                                                                    Shares       Shares         Shares
                                                                    ------       ------         ------
    Annual Fund Operating Expenses (expenses that are
    deducted from fund assets)
    Management Fees                                                  0.75%        0.75%          0.75%
    Distribution and Service (12b-1) Fees (d)                        0.25%        1.00%          1.00%
    Other Expenses                                                   0.33%        0.33%          0.33%
                                                                    ------       ------         ------
    Total Annual Fund Operating Expenses(a)                          1.33%        2.08%          2.08%
                                                                    ======       ======         ======



               ----------------

               (a) The fund's investment adviser has agreed to reimburse through
                   August 31, 2000 the Phoenix-Oakhurst Growth and Income Fund's expenses other than Management Fees and Distribution and Service Fees to the extent that such expenses exceed 0.25% of each class of shares. Actual Total Annual Fund Operating Expenses, after expense reimbursement were 1.22% for Class A Shares, 1.97% for Class B Shares, and 1.97% for Class C Shares.

               (b) The maximum deferred sales charge is imposed on Class B
                   Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year.

               (c) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

               (d) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").


               Example

               This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

10 Phoenix-Oakhurst Growth & Income Fund

-----------------------------------------------------------
  Class       1 year     3 years     5 years     10 years
-----------------------------------------------------------
  Class A     $604       $876        $1,169      $2,000
-----------------------------------------------------------
  Class B     $611       $852        $1,119      $2,219
-----------------------------------------------------------
  Class C     $311       $652        $1,119      $2,410
-----------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


-----------------------------------------------------------
  Class       1 year     3 years     5 years     10 years
-----------------------------------------------------------
  Class B     $211       $652        $1,119      $2,219
-----------------------------------------------------------
  Class C     $211       $652        $1,119      $2,410
-----------------------------------------------------------



Note: Your actual expenses may be lower than those shown in the tables above since the expense levels used to calculate the figures shown do not include the reimbursement of expenses over certain levels by the fund's investment adviser. Refer to the section "Management of the Fund" for information about expense reimbursement.


               Management of The Fund
------------------------------------------

               The Adviser

               Phoenix Investment Counsel, Inc. ("Phoenix") is the investment adviser to the fund and is located at 56 Prospect Street, Hartford, CT 06115. Phoenix also acts as the investment adviser for 14 other mutual funds, as subadviser to three mutual funds and as adviser to institutional clients. As of September 30, 1999, Phoenix had $23.4 billion in assets under management. Phoenix has acted as an investment adviser for over sixty years.

               Subject to the direction of the funds' Board of Trustees, Phoenix is responsible for managing the fund's investment program and the day-to-day management of the fund's portfolio. Phoenix manages the fund's assets to conform with the investment policies as described in this prospectus. The fund pays Phoenix a monthly investment management fee that is accrued daily against the value of the fund's net assets at the following rates.


------------------------------------------------------------------------------------
                 1st billion       $1+ billion through $2 billion        $2+ billion
------------------------------------------------------------------------------------
Management Fee      0.75%                    0.70%                           0.65%
------------------------------------------------------------------------------------

                                        Phoenix-Oakhurst Growth & Income Fund 11

               The adviser has voluntarily agreed to assume total fund operating expenses, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses, until August 31, 2000, to the extent that such expenses exceed the following percentages of the average annual net asset values for the fund:


--------------------------------------------------------------------
                                Class A       Class B       Class C
                                Shares        Shares        Shares
--------------------------------------------------------------------
  Phoenix-Oakhurst Growth &
  Income Fund                   1.25%         2.00%         2.00%
--------------------------------------------------------------------


               During the funds' last fiscal year, the fund paid total management fees of $1,916,291. The ratio of management fees to average net assets for the fiscal year ended August 31, 1999 was 0.75%.


               Portfolio Management

               Steven L. Colton serves as portfolio manager and as such is primarily responsible for the day-to-day operation of the fund. Mr. Colton joined Phoenix Investment Counsel, Inc. in June 1997. Previously, Mr. Colton was Portfolio Manager for the American Century Income & Growth Fund ("ACIGF") from its inception on December 17, 1990 through May 30, 1997. Dong Zhang serves as a member of the team that manages Phoenix-Oakhurst Growth & Income Fund. Mr. Zhang also was a member of the portfolio management team for ACIGF from June 1996 through June 4, 1997.


               Mr. Colton is a graduate of the University of California, San Diego and Stanford University. Mr. Colton was an investment professional with American Century Companies from 1987 through May 30, 1997. Mr. Zhang received his Ph.D. in Physics from Stanford University and joined American Century Companies in 1993. Mr. Zhang served as portfolio manager of the American Century Companies prior to joining Phoenix Investment Counsel, Inc. in June 1997.


               Prior Performance of Portfolio Management Team


               The ACIGF has substantially similar investment objectives, policies and strategies as the Growth & Income Fund. The cumulative total return for ACIGF from its inception (December 17, 1990) through March 31, 1997 was 190.73%. At March 31, 1997 that fund had $887.1 million in net assets. Average annual returns for the one-year, three-year and five-year periods ended March 31, 1997 and for the period from inception through March 31, 1997, compared with the performance of the Average Growth & Income Fund and S&P 500 were:


12 Phoenix-Oakhurst Growth & Income Fund

----------------------------------------------------------------------
  Period (through      ACIGF     Average Growth &         S&P 500(b)
  March 31, 1997)                 Income Fund(a)
----------------------------------------------------------------------
  One Year             19.56%        15.52%                19.94%
----------------------------------------------------------------------
  Three Years          21.64%        17.84%                22.36%
----------------------------------------------------------------------
  Five Years           16.41%        14.15%                16.46%
----------------------------------------------------------------------
  Inception through
  March 31, 1997       18.49%        15.75%(c)             17.54%
----------------------------------------------------------------------


               (a) The Average Growth & Income Fund is a Lipper Category of
                   funds that combine a growth of earnings orientation and an income requirement for level and/or rising dividends. Lipper Analytical Services, Inc. is an independent mutual fund service that groups funds according to their investment objective.

               (b) The S&P 500 is an unmanaged index of common stocks that is considered to be generally representative of the United States stock market. The index has been adjusted to reflect reinvestment of dividends.

               (c) For the period from 12/20/90 (the date nearest the fund's inception for which data are available) to 3/31/97.


               Historical performance is not indicative of future performance. The ACIGF is a separate unrelated fund, and its historical performance is not indicative of the potential performance of the Phoenix-Oakhurst Growth & Income Fund. Share prices and investment returns will fluctuate to reflect market conditions, as well as changes in company-specific fundamentals of securities held in the portfolio.


               Impact of the Year 2000 Issue on Fund Operations

               The Trustees have directed management to ensure that the systems used by service providers (Phoenix and its affiliates) in support of the funds' operations be assessed and brought into Year 2000 compliance. Based on its assessment, Phoenix determined that it would be required to modify or replace portions of its software so that its computer systems would properly utilize dates beyond December 31, 1999. As of August 31, 1999, Phoenix completed upgrades and testing for Year 2000 compliance on its mission-critical systems. Phoenix has also identified critical business functions and developed contingency plans. Phoenix believes that the modifications and conversions to new software and contingency planning will mitigate the Year 2000 issue. However, if the problem is not fully addressed, the fund may be negatively impacted.

               The total cost to become Year 2000 compliant is not an expense of the fund and is not expected to have a material impact on the operating results of Phoenix.


                                        Phoenix-Oakhurst Growth & Income Fund 13

               Additional Investment Techniques
---------------------------------------------------

               In addition to the Principal Investment Strategies and Risks, Phoenix-Duff & Phelps Core Equity Fund ("Core Equity") and Phoenix-Oakhurst Growth & Income Fund ("Growth & Income" ) may each engage in the following investment techniques as indicated:

               Foreign Investing

               Core Equity may invest up to 10% and Growth & Income up to 20% of its total assets in securities of foreign (non-U.S.) issuers. Investments in non-U.S. companies involve additional risks and conditions, including differences in accounting standards, generally higher commission rates, differences in transaction settlement systems, political instability, and the possibility of confiscatory or expropriation taxes. Political and economic uncertainty in foreign countries as well as less public information about foreign investments may negatively impact the fund's portfolio. Dividends and other income payable on foreign securities may also be subject to foreign taxes. Some investments may be made in currencies other than U.S. dollars that will fluctuate in value as a result of changes in the currency exchange rate. Foreign markets and currencies may not perform as well as U.S. markets.

               Convertible Securities

               Growth & Income may invest in convertible securities. Convertible securities may be subject to redemption at the option of the issuer. If a security is called for redemption, the fund may have to redeem the security, convert it in to common stock or sell it to a third party at a price and time that is not beneficial for the fund. In addition, securities convertible into common stocks may have higher yields than common stocks but lower yields than comparable non-convertible securities.

               Mutual Fund Investing

               Each of the funds may invest up to 10% of its total assets in shares of other mutual funds. Assets invested in other mutual funds incur a layering of expenses including operating costs, advisory fees and administrative fees that you, as a shareholder in the funds, indirectly bear.

               Financial Futures and Related Options

               Each of the funds may enter into financial futures transactions, and Growth & Income may also invest in related options for hedging purposes, provided that such obligations represent no more than 20% of each such fund's net assets. Futures and options involve market risk in excess of their value and may not be as liquid as other securities.

               Securities Lending

               Each fund may loan portfolio securities with a value up to one third of its total assets to increase investment returns. If the borrower is unwilling or unable to return the borrowed securities when due, the fund can suffer losses.


14 Phoenix Equity Series Fund

               Borrowing

               Each fund may obtain for temporary, extraordinary or emergency purposes, fixed interest rate loans from a bank in amounts up to one third the value of its net assets and invest the loan proceeds in other assets. Interest on money borrowed is an expense of the fund. Because such expense would not have otherwise been incurred during periods when borrowings for investment purposes are substantial, the net investment income of the fund is not expected to be as high as it otherwise would be. In addition, if the securities purchased with such borrowed money decrease in value or do not increase enough to cover interest and other borrowing costs, the funds will suffer greater losses than if no borrowing took place.

               Short Term Investments

               The funds may invest in high quality money market instruments with remaining maturities of one year or less.

               Illiquid Securities

               Each of the funds may invest up to 5% of its net assets in illiquid securities. The inability of the funds to dispose of such securities in a timely manner and at a fair price at a time when it might be necessary or advantageous to do so may harm the funds.

               The adviser may buy other types of securities or employ other portfolio management techniques on behalf of each fund. Please refer to the Statement of Additional Information for more detailed information about these and other investment techniques of the fund.


               Pricing of Fund Shares
---------------------------------------

               How is the Share Price determined?

               Each fund calculates a share price for each class of its shares. The share price is based on the net assets of the fund and the number of outstanding shares. In general, each fund calculates net asset value by:

                 o adding the values of all securities and other assets of the fund,

                 o subtracting liabilities, and

                 o dividing by the total number of outstanding shares of the fund.


               Asset Value: The funds' investments are valued at market value. If market quotations are not available, a fund determines a "fair value" for an investment according to rules and procedures approved by the Trustees. Foreign and domestic debt securities (other than short-term investments) are valued on the basis of broker quotations or valuations provided by a pricing service approved by the Trustees when such prices are believed to reflect the fair value of such securities. Foreign and domestic equity securities are valued at the last sale price or, if there has been no sale that day, at the last bid price, generally. Short-term investments having a remaining maturity of sixty days or less are valued at amortized cost, which the Trustees have determined approximates market value.


                                                   Phoenix Equity Series Fund 15

               Liabilities: Class specific expenses, distribution fees, service fees and other liabilities are deducted from the assets of each class. Expenses and liabilities that are not class specific (such as management fees) are allocated to each class in proportion to each class's net assets, except when an alternative allocation can be more fairly made.

               Net Asset Value: The liability allocated to a class plus any other expenses are deducted from the proportionate interest of such class in the assets of the fund. The resulting amount for each class is then divided by the number of shares outstanding of that class to produce each class's net asset value per share.


               The net asset value per share of each class of each fund is determined on days when the New York Stock Exchange (the "NYSE") is open for trading as of the close of trading (normally 4:00 PM eastern time). A fund will not calculate its net asset values per share on days when the NYSE is closed for trading. If the funds hold securities that are traded on foreign exchanges that trade on weekends or other holidays when the funds do not price their shares, the net asset value of the funds' shares may change on days when shareholders will not be able to purchase or redeem the funds' shares.


               At what price are shares purchased?


               All investments received by the funds' authorized agents prior to the close of regular trading on the NYSE (normally 4:00 PM eastern time) will be executed based on that day's net asset value. Shares credited to your account from the reinvestment of fund distributions will be in full and fractional shares that are purchased at the closing net asset value on the next business day on which the fund's net asset value is calculated following the dividend record date.


               Sales Charges
------------------------------

               What are the classes and how do they differ?


               Each fund presently offers three classes of shares that have different sales and distribution charges (see "Fund Expenses" previously in this prospectus). The funds have adopted distribution and service plans allowed under Rule 12b-1 of the Investment Company Act of 1940 that authorize the funds to pay distribution and service fees for the sale of their shares and for services provided to shareholders.


               What arrangement is best for you?


               The different classes permit you to choose the method of purchasing shares that is most beneficial to you. In choosing a class, consider the amount of your investment, the length of time you expect to hold the shares, whether you decide to receive distributions in cash or to reinvest them in additional shares, and any other personal circumstances. Depending upon these considerations, the accumulated distribution and service fees and contingent deferred sales charges of one class may be more or less than the initial sales charge and accumulated distribution and service fees of another


16 Phoenix Equity Series Fund
               class of shares bought at the same time. Because distribution and service fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


               Class A Shares. If you purchase Class A Shares, you will pay a sales charge at the time of purchase equal to 4.75% of the offering price (4.99% of the amount invested). The sales charge may be reduced or waived under certain conditions. Class A Shares are not subject to any charges by the fund when redeemed. Class A Shares have lower distribution and service fees (0.25%) and pay higher dividends than any other class.

               Class B Shares. If you purchase Class B Shares, you will not pay a sales charge at the time of purchase. If you sell your Class B Shares within the first 5 years after they are purchased, you will pay a sales charge of up to 5% of your shares' value. See "Deferred Sales Charge Alternative--Class B and C Shares" below. This charge declines to 0% over a period of 5 years and may be waived under certain conditions. Class B shares have higher distribution and service fees (1.00%) and pay lower dividends than Class A Shares. Class B Shares automatically convert to Class A Shares eight years after purchase. Purchases of Class B Shares may be inappropriate for any investor who may qualify for reduced sales charges of Class A Shares and anyone who is over 85 years of age. The underwriter may decline purchases in such situations.

               Class C Shares. If you purchase Class C Shares, you will not pay a sales charge at the time of purchase. If you sell your Class C Shares within the first year after they are purchased, you will pay a sales charge of 1%. See "Deferred Sales Charge Alternative--Class B and C Shares" below. Class C Shares have the same distribution and service fees (1.00%) and pay comparable dividends as Class B Shares. Class C Shares do not convert to any other class of shares of the fund.

               Initial Sales Charge Alternative--Class A Shares


               The public offering price of Class A Shares is the net asset value plus a sales charge that varies depending on the size of your purchase (see "Class A Shares--Reduced Initial Sales
               Charges: Combination Purchase Privilege" in the Statement of Additional Information). Shares purchased based on the automatic reinvestment of income dividends or capital gains distributions are not subject to any sales charges. The sales charge is divided between your investment dealer and the fund's underwriter (Phoenix Equity Planning Corporation or "PEPCO").


               Sales Charge you may pay to purchase Class A Shares

                                      Sales Charge as
                                      a percentage of
                                  -----------------------
Amount of                                          Net
Transaction                       Offering       Amount
at Offering Price                   Price        Invested
---------------------------------------------------------
Under $50,000                      4.75%          4.99%
$50,000 but under $100,000         4.50           4.71
$100,000 but under $250,000        3.50           3.63
$250,000 but under $500,000        3.00           3.09
$500,000 but under $1,000,000      2.00           2.04
$1,000,000 or more                 None           None

                                                   Phoenix Equity Series Fund 17

               Deferred Sales Charge Alternative--Class B and C Shares

               Class B and C Shares are purchased without an initial sales charge; however, shares sold within a specified time period are subject to a declining contingent deferred sales charge ("CDSC") at the rates listed below. The sales charge will be multiplied by the then current market value or the initial cost of the shares being redeemed, whichever is less. No sales charge will be imposed on increases in net asset value or on shares purchased through the reinvestment of income dividends or capital gains distributions. To minimize the sales charge, shares not subject to any charge will be redeemed first, followed by shares held the longest time. To calculate the amount of shares owned and time period held, all Class B Shares purchased in any month are considered purchased on the last day of the preceding month, and all Class C Shares are considered purchased on the trade date.


               Deferred Sales Charge you may pay to sell Class B Shares

               Year    1     2     3    4     5      6+
               ----------------------------------------------------------------
               CDSC    5%    4%    3%   2%    2%     0%


               Deferred Sales Charge you may pay to sell Class C Shares

               Year    1     2+
               ----------------------------------------------------------------
               CDSC    1%    0%


               Your Account
-----------------------------

               Opening an Account

               Your financial advisor can assist you with your initial purchase as well as all phases of your investment program. If you are opening an account by yourself, please follow the instructions outlined below.

               Step 1.

               Your first choice will be the initial amount you intend to invest.

               Minimum initial investments:

                  o $25 for individual retirement accounts, or accounts that use the systematic exchange privilege, or accounts that use the Investo-Matic program (see below for more information on the Investo-Matic program).

                  o There is no initial dollar requirement for defined
                    contribution plans, profit-sharing plans, or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into another account.

                  o $500 for all other accounts.

18 Phoenix Equity Series Fund

               Minimum additional investments:

                  o $25 for any account.

                  o There is no minimum for defined contribution plans,
                    profit-sharing plans, or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into an existing account.

               Step 2.


               Your second choice will be what class of shares to buy. Each fund offers three classes of shares for individual investors. Each has different sales and distribution charges. Because all future investments in your account will be made in the share class you choose when you open your account, you should make your decision carefully. Your financial advisor can help you pick the share class that makes the most sense for your situation.


               Step 3.

               Your next choice will be how you want to receive any dividends and capital gain distributions. Your options are:


                  o Receive both dividends and capital gain distributions in additional shares;

                  o Receive dividends in additional shares and capital gains distributions in cash;

                  o Receive dividends in cash and capital gain distributions in additional shares; and

                  o Receive both dividends and capital gain distributions in cash.

               No interest will be paid on uncashed distribution checks.


                                                   Phoenix Equity Series Fund 19

               How To Buy Shares
------------------------------------



----------------------------------------------------------------------------------------------
                                To Open An Account
----------------------------------------------------------------------------------------------
Through a financial advisor     Contact your advisor. Some advisors may charge a fee.
                                Complete a New Account Application and send it with a check
----------------------------------------------------------------------------------------------
Through the mail                payable to the fund. Mail them to: State Street Bank, P.O. Box
                                8301, Boston, MA 02266-8301.
----------------------------------------------------------------------------------------------
                                Complete a New Account Application and send it with a check
Through express delivery        payable to the fund. Send them to: Boston Financial Data
                                Services, Attn: Phoenix Funds, 66 Brooks Drive, Braintree, MA
                                02184.
----------------------------------------------------------------------------------------------
By Federal Funds wire           Call us at (800) 243-1574 (press 1, then 0).
                                Complete the appropriate section on the application and send it
----------------------------------------------------------------------------------------------
By Investo-Matic                with your initial investment payable to the fund. Mail them to:
                                State Street Bank, P.O. Box 8301, Boston, MA 02266-8301.
----------------------------------------------------------------------------------------------
By telephone exchange           Call us at (800) 243-1574 (press 1, then 0).
----------------------------------------------------------------------------------------------


               How to Sell Shares
-----------------------------------

               You have the right to have the funds buy back shares at the net asset value next determined after receipt of a redemption order by the funds' Transfer Agent or an authorized agent. In the case of a Class B or C Share redemption, you will be subject to the applicable deferred sales charge, if any, for such shares. Subject to certain restrictions, shares may be redeemed by telephone or in writing. In addition, shares may be sold through securities dealers, brokers or agents who may charge customary commissions or fees for their services. The funds do not charge any redemption fees. Payment for shares redeemed is made within seven days; however, redemption proceeds will not be disbursed until each check used for purchases of shares has been cleared for payment by your bank, which may take up to 15 days after receipt of the check.


20 Phoenix Equity Series Fund

----------------------------------------------------------------------------------------------------------
                                                              To Sell Shares
----------------------------------------------------------------------------------------------------------
  Through a financial advisor     Contact your advisor. Some advisors may charge a fee.
----------------------------------------------------------------------------------------------------------
                                  Send a letter of instruction and any share certificates (if you hold certificate shares) to: State Street Bank, P.O. Box 8301, Boston, MA
  Through the mail                02266-8301. Be sure to include the registered owner's name, fund and account number, number of shares or dollar value you wish to sell.
----------------------------------------------------------------------------------------------------------
                                  Send a letter of instruction and any share certificates (if you hold
  Through express delivery        certificate shares) to: Boston Financial Data Services, Attn: Phoenix
                                  Funds, 66 Brooks Drive, Braintree, MA 02184. Be sure to include the registered owner's name, fund and account number.
----------------------------------------------------------------------------------------------------------
  By telephone                    For sales up to $50,000, requests can be made by calling (800) 243-1574.
----------------------------------------------------------------------------------------------------------
  By telephone exchange           Call us at (800) 243-1574 (press 1, then 0).
----------------------------------------------------------------------------------------------------------



               Things You Should Know When Selling Shares

---------------------------------------------------------------


               You may realize a taxable gain or loss (for federal income tax purposes) if you redeem shares of a fund. Each fund reserves the right to pay large redemptions "in-kind" (in securities owned by a fund rather than in cash). Large redemptions are those over $250,000 or 1% of a fund's net assets. Additional documentation will be required for redemptions by organizations, fiduciaries, or retirement plans, or if redemption is requested by anyone but the shareholder(s) of record. Transfers between broker-dealer "street" accounts are governed by the accepting broker-dealer. Questions regarding this type of transfer should be directed to your financial advisor. Redemption requests will not be honored until all required documents in proper form have been received. To avoid delay in redemption or transfer, shareholders having questions about specific requirements should contact the fund's Transfer Agent at (800) 243-1574.


               Redemptions by Mail


                  > If you are selling shares held individually, jointly, or as custodian under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act.

                    Send a clear letter of instructions if all of these apply:

                    o  The proceeds do not exceed $50,000.

                    o The proceeds are payable to the registered owner at the address on record.

                    Send a clear letter of instructions with a signature guarantee when any of these apply:


                                                   Phoenix Equity Series Fund 21

                    o  You are selling more than $50,000 worth of shares.

                    o The name or address on the account has changed within the last 60 days.

                    o You want the proceeds to go to a different name or address than on the account.

                  > If you are selling shares held in a corporate or fiduciary account, please contact the funds' Transfer Agent at (800) 243-1574.

               If required, the signature guarantee on your request must be made by an eligible guarantor institution as defined by the funds' Transfer Agent in accordance with its signature guarantee procedures. Currently, such procedures generally permit guarantees by banks, broker dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.


               Selling Shares by Telephone

               The Transfer Agent will use reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information are verified, redemption instructions are taped, and all redemptions are confirmed in writing.

               The individual investor bears the risk from instructions given by an unauthorized third party that the Transfer Agent reasonably believed to be genuine.

               The Transfer Agent may modify or terminate the telephone redemption privilege at any time with 60 days notice to shareholders.

               During times of drastic economic or market changes, telephone redemptions may be difficult to make or temporarily suspended.



               Account Policies
--------------------------------

               Account Reinstatement Privilege


               For 180 days after you sell your Class A, B, or C Shares, you can purchase Class A Shares of any fund at net asset value, with no sales charge, by reinvesting all or part of your proceeds, but not more. Send your written request to State Street Bank, P.O. Box 8301, Boston, MA 02266-8301. You can call us at (800) 243-1574 for more information.


               Please remember, a redemption and reinvestment are considered to be a sale and purchase for tax-reporting purposes. Class B shareholders who have had the contingent deferred sales charge waived because they are in the Systematic Withdrawal Program are not eligible for this reinstatement privilege.

22 Phoenix Equity Series Fund

               Redemption of Small Accounts

               Due to the high cost of maintaining small accounts, if your account balance is less than $200, you may receive a notice requesting you to bring the balance up to $200 within 60 days. If you do not, the shares in the account will be sold at net asset value, and a check will be mailed to the address of record.

               Exchange Privileges


               You should read the prospectus carefully before deciding to make an exchange. You can obtain a prospectus from your financial advisor or by calling us at (800) 243-4361 or accessing our Web site at www.phoenixinvestments.com.


                    o You may exchange shares for another fund in the same class of shares; e.g., Class A for Class A.


                    o Exchanges may be made by phone ( (800) 243-1574) or by mail (State Street Bank, P.O. Box 8301, Boston, MA 02266-8301).


                    o The amount of the exchange must be equal to or greater than the minimum initial investment required.


                    o The exchange of shares is treated as a sale and purchase for federal income tax purposes.

                    o Because excessive trading can hurt fund performance and harm other shareholders, the funds reserve the right to temporarily or permanently end exchange privileges or reject an order from anyone who appears to be attempting to time the market, including investors who request more than one exchange in any 30-day period. The funds' underwriter has entered into agreements with certain market timing firms permitting them to exchange by telephone. These privileges are limited, and the fund distributor has the right to reject or suspend them.


               Retirement Plans

               Shares of the funds may be used as investments under the following qualified prototype retirement plans: traditional IRA, rollover IRA, SIMPLE IRA, Roth IRA, 401(k) plans, profit-sharing, money purchase plans, and 403(b) plans. For more information, call 1-800-243-4361.



               Investor Services
---------------------------------


               Investo-Matic is a systematic investment plan that allows you to have a specified amount automatically deducted from your checking or savings account and then deposited into your mutual fund account. Just complete the Investo-Matic Section on the application and include a voided check.


                                                   Phoenix Equity Series Fund 23

               Systematic Exchange allows you to automatically move money from one Phoenix Fund to another on a monthly, quarterly, semiannual or annual basis. Shares of one Phoenix Fund will be exchanged for shares of the same class of another fund at the interval you select. To sign up, just complete the Systematic Exchange Section on the application.

               Telephone Exchange lets you exchange shares of one fund for the same class of shares in another fund, using our customer service telephone service. See the Telephone Exchange Section on the application.


               Systematic Withdrawal Program allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual, or annual basis. Sufficient shares will be redeemed on the 15th of the month at the closing net asset value so that the payment is made about the 20th of the month. The program also provides for redemptions on or about the 10th, 15th, or 25th with proceeds directed through Automated Clearing House
               (ACH) to your bank. The minimum withdrawal is $25.00, and minimum account balance requirements continue. Shareholders in the program must own fund shares worth at least $5,000.



               Tax Status of Distributions
-------------------------------------------


               The funds plan to make distributions from net investment income semiannually, and to distribute net realized capital gains, if any, at least annually. Distributions of short-term capital gains and net investment income are taxable to shareholders as ordinary income. Long-term capital gains, if any, distributed to shareholders and which are designated by a fund as capital gains distributions, are taxable to shareholders as long-term capital gain distributions regardless of the length of time you have owned your shares.

               Unless you elect to receive distributions in cash, dividends and capital gain distributions are paid in additional shares. All distributions, cash or additional shares, are subject to federal income tax and may be subject to state, local and other taxes.


24 Phoenix Equity Series Fund

               Financial Highlights
------------------------------------


               These tables are intended to help you understand the funds' financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants. Their report, together with the funds' financial statements, are included in the funds' most recent Annual Report, which is available upon request.


               Phoenix-Duff & Phelps Core Equity Fund


                                                  Class A                    Class B                      Class C
                                         ----------------------------------------------------------------------------------------
                                           Year       From Inception   Year         From Inception     Year       From Inception
                                           Ended        9/25/97 to     Ended          9/25/97 to       Ended        9/25/97 to
                                          8/31/99        8/31/98      8/31/99          8/31/98        8/31/99        8/31/98
                                         -------        -------        ------          ------         ------         ------
Net asset value, beginning of period     $  9.87        $ 10.00        $9.81           $10.00         $ 9.82         $10.00
Income from investment operations(1)
 Net investment income (loss)               0.01(2)(3)       --(2)(3)   (0.08)(2)(4)     0.08(2)(4)    (0.08)(2)(5)   (0.08)(2)(5)
 Net realized and unrealized gain (loss)    2.57          (0.09)         2.55           (0.08)          2.55          (0.07)
                                         -------        -------        ------          ------         ------         ------
  Total from investment operations          2.58          (0.09)         2.47           (0.16)          2.47          (0.15)
                                         -------        -------        ------          ------         ------         ------
Less distributions
 Dividends from net realized gains         (0.08)            --         (0.08)             --          (0.08)            --
 In excess of net investment income           --          (0.04)           --           (0.03)            --          (0.03)
                                         -------        -------        ------          ------         ------         ------
 Total distributions                       (0.08)         (0.04)        (0.08)          (0.03)         (0.08)         (0.03)
                                         -------        -------        ------          ------         ------         ------
Change in net asset value                   2.50          (0.13)         2.39           (0.19)          2.39          (0.18)
                                         -------        -------        ------          ------         ------         ------
Net asset value, end of period           $ 12.37        $  9.87        $12.20          $ 9.81         $12.21         $ 9.82
                                         =======        =======        ======          ======         ======         ======
Total return(6)                            26.12%         (0.93)%(7)    25.16%          (1.61)%(7)     25.13%         (1.52)%(7)
Ratios/supplemental data:
Net assets, end of period (thousands)    $41,272        $22,683        $9,333          $6,801         $2,491         $2,514
Ratio to average net assets of:                                                          2.00%(8)       2.00%          2.00%(8)
 Operating expenses                         1.25%         1.25%(8)       2.00%         (0.73)%(8)      (0.70%)        (0.73)%(8)
 Net investment income (loss)               0.06%         0.02%(8)      (0.69)%           83%(7)          82%            83%(7)
Portfolio turnover                            82%           83%(7)         82%



               ----------------

               (1) Distributions are made in accordance with the prospectus;
                   however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.

               (2) Computed using average shares outstanding.

               (3) Includes reimbursement of operating expenses by investment adviser of $0.02 and $0.19, respectively.

               (4) Includes reimbursement of operating expenses by investment adviser of $0.02 and $0.19, respectively.

               (5) Includes reimbursement of operating expenses by investment adviser of $0.02 and $0.19, respectively.

               (6) Maximum sales charges are not reflected in the total return calculation.

               (7) Not annualized.

               (8) Annualized.


                                                   Phoenix Equity Series Fund 25

               Phoenix-Oakhurst Growth & Income Fund


                                                Class A                       Class B                       Class C
                                        -------------------------------------------------------------------------------------------
                                                         From                          From                           From
                                            Year       Inception        Year          Inception        Year         Inception
                                           Ended       9/25/97 to       Ended        9/25/97 to        Ended       9/25/97 to
                                          8/31/99       8/31/98        8/31/99        8/31/98         8/31/99        8/31/98
                                        ---------      ----------      --------      ----------       -------        -------
Net asset value, beginning of period    $  10.47       $ 10.00        $  10.40        $ 10.00         $ 10.41        $ 10.00
Income from investment operations(1)
 Net investment income (loss)               0.06(2)(3)    0.06(2)(3)     (0.04)(2)(4)   (0.02)(2)(4)    (0.04)(2)(5)   (0.02)(2)(5)
 Net realized and unrealized gain (loss)    4.19          0.48            4.16           0.48            4.15           0.49
                                        --------       -------        --------        -------         -------        -------
  Total from investment operations          4.25          0.54            4.12           0.46            4.11           0.47
                                        --------       -------        --------        -------         -------        -------
Less distributions
 Dividends from net investment income      (0.02)        (0.04)             --          (0.03)             --          (0.03)
 Dividends from net realized gains         (0.09)        (0.03)          (0.09)         (0.03)          (0.09)         (0.03)
                                        --------       -------        --------        -------         -------        -------
  Total distributions                      (0.11)        (0.07)          (0.09)         (0.06)          (0.09)         (0.06)
                                        --------       -------        --------        -------         -------        -------
Change in net asset value                   4.14          0.47            4.03           0.40            4.02           0.41
                                        --------       -------        --------        -------         -------        -------
Net asset value, end of period          $  14.61       $ 10.47        $  14.43        $ 10.40         $ 14.43        $ 10.41
                                        ========       =======        ========        =======         =======        =======
Total return(6)                            40.72%         5.39%(7)       39.72%          4.59%(7)       39.58%          4.67%(7)
Ratios/supplemental data:
Net assets, end of period (thousands)   $209,210       $76,399        $109,461        $31,902         $59,224        $11,108
Ratio to average net assets of:
 Operating expenses                         1.22%(9)      1.25%(8)        1.96%(9)       2.00%(8)        1.96%(9)       2.00%(8)
 Net investment income (loss)               0.43%         0.57%(8)      (0.32)%         (0.19)%(8)      (0.33)%        (0.18)%(8)
Portfolio turnover                            71%          106%(7)          71%           106%(7)          71%           106%(7)



               ----------------

               (1) Distributions are made in accordance with the prospectus;
                   however, class level per share income from investment operations may vary from anticipated results depending on the timing of the share purchases and redemptions.

               (2) Computed using average shares outstanding.

               (3) Includes reimbursement of operating expenses by investment adviser of $0.01 and $0.07, respectively.

               (4) Includes reimbursement of operating expenses by investment adviser of $0.01 and $0.07, respectively.

               (5) Includes reimbursement of operating expenses by investment adviser of $0.01 and $0.07, respectively.

               (6) Maximum sales charges are not reflected in the total return calculation.

               (7) Not annualized.

               (8) Annualized.

               (9) For the year ended August 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

26 Phoenix Equity Series Fund

               Additional Information
---------------------------------------


Statement of Additional Information


The fund has filed a Statement of Additional Information about the funds, dated December 29, 1999 with the Securities and Exchange Commission. The Statement contains more detailed information about the funds. It is incorporated into this prospectus by reference and is legally part of the prospectus. You may obtain a free copy of the Statement:


   o by writing to Phoenix Equity Planning Corporation, 100 Bright Meadow Blvd., P.O. Box 2200, Enfield, Connecticut 06083-2200 or

   o  by calling (800) 243-4361.


You may also obtain information about the funds from the Securities and Exchange
Commission:


   o  through its internet site (http://www.sec.gov),

   o  by visiting its Public Reference Room in Washington, DC or

   o by writing to its Public Reference Section, Washington, DC 20549-6009 (a fee may be charged).


      Information about the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.


Shareholder Reports


The funds semiannually mail to shareholders detailed reports containing information about the funds' investments. The funds' Annual Reports contain a detailed discussion of the market conditions and investment strategies that significantly affected the funds' performance from September 1 through August
31. You may request a free copy of the funds' Annual and Semiannual Reports:


   o by writing to Phoenix Equity Planning Corporation, 100 Bright Meadow Blvd., P.O. Box 2200, Enfield, Connecticut 06083-2200 or

   o  by calling (800) 243-4361.

                        Customer Service: (800) 243-1574
                            Marketing: (800) 243-4361
                        Telephone Orders: (800) 367-5877
                 Telecommunication Device (TTY): (800) 243-1926

SEC File Nos. 333-29043 & 811-8245
                      [Recycle Logo] Printed on recycled paper using soybean ink

                                                   Phoenix Equity Series Fund 27

                      [This Page Intentionally Left Blank]

                                                      ------------
                                                       PRSRT STD
                                                      U.S. Postage
                                                          PAID
                                                        Andrews
                                                       Associates
                                                      ------------

Phoenix Equity Planning Corporation
PO Box 2200
Enfield CT 06083-2200

[Logo] Phoenix
       Investment Partners


PXP 2089 (12/99)

                     PHOENIX-DUFF & PHELPS CORE EQUITY FUND
                        PHOENIX-OAKHURST GROWTH & INCOME

                               101 Munson Street
                              Greenfield, MA 01301

                      Statement of Additional Information

                               December 29, 1999



     This Statement of Additional Information is not a prospectus, but expands upon and supplements the information contained in the current prospectus of the Phoenix Equity Series Fund (the "Trust"), dated December 29, 1999, and should be read in conjunction with it. The Trust's prospectus may be obtained by calling Phoenix Equity Planning Corporation ("Equity Planning") at (800) 243-4361 or by writing to Equity Planning at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, CT 06083-2200.



                                TABLE OF CONTENTS


                                                                        PAGE
                                                                        -----
The Trust .............................................................   1
Investment Objectives and Policies ....................................   1
Investment Restrictions ...............................................   1
Performance Information ...............................................  10
Portfolio Transactions and Brokerage ..................................  10
The Investment Advisers ...............................................  12
Net Asset Value .......................................................  13
How to Buy Shares .....................................................  13
Alternative Purchase Arrangements .....................................  13
Investor Account Services .............................................  16
How to Redeem Shares ..................................................  17
Dividends, Distributions and Taxes ....................................  18
Tax Sheltered Retirement Plans ........................................  19
The Distributor .......................................................  19
Distribution Plans ....................................................  21
Management of the Trust ...............................................  22
Other Information .....................................................  27
Appendix ..............................................................  29


                        Customer Service: (800) 243-1574
                            Marketing: (800) 243-4361
                        Telephone Orders: (800) 367-5877
                 Telecommunications Device (TTY)-(800) 243-1926



PXP 2005B (12/99)

                                   THE TRUST

     Phoenix Equity Series Fund (the "Trust") is a diversified open-end management investment company which was organized under Massachusetts law in 1997 as a business trust. The Trust presently comprises two series: the Phoenix-Duff & Phelps Core Equity Fund and Phoenix-Oakhurst Growth & Income Fund, each a "Fund" and collectively the "Funds."

                       INVESTMENT OBJECTIVES AND POLICIES

 The investment objective of each Fund is deemed to be a fundamental policy which may not be changed without the approval of the holders of a majority of the outstanding shares of each Fund. Investment restrictions described in this Statement of Additional Information are fundamental policies of each Fund and may not be changed without the approval of each Fund's shareholders. Notwithstanding the foregoing, certain investment restrictions affect more than one series of the Trust and therefore modifications may require the consent of other shareholders. There is no assurance that any Fund will meet its investment objective.

                            INVESTMENT RESTRICTIONS

Fundamental Policies

     The following investment restrictions constitute fundamental policies of each Fund which may be changed only upon approval by the holders of a majority of the outstanding shares of each Fund's shareholders. The Funds may not:

  (1) With respect to 75% of their total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in securities of that issuer.

  (2) Purchase the securities of any one issuer if immediately after such purchase a Fund would hold more than 10% of the outstanding voting securities of that issuer.

  (3) Borrow money except from a bank as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes and then only in an amount not exceeding 33-1/3% of the market value of a Fund's total assets, so that immediately after any such borrowing asset coverage of at least 300% for all such borrowings exists. To secure any such borrowing, the Funds may not mortgage, pledge, or hypothecate in excess of 33-1/3% of the value of their total assets. The Funds will not purchase any security while borrowings representing more than 5% of their total assets are outstanding.

  (4)  Act as an underwriter of securities issued by others.

  (5) Purchase real estate, real estate mortgage loans, interests in real estate limited partnerships, or interests in oil, gas or mineral exploration or development programs or leases, provided that this limitation shall not prohibit (i) the purchase of U.S. Government securities and other debt securities secured by real estate or interests therein; (ii) the purchase of marketable securities issued by companies or investment trusts that deal in real estate or interests therein; or
       (iii) purchase of marketable securities issued by companies or other entities or investment vehicles that engage in businesses relating to the development, exploration, mining, processing or distributing of oil, gas, or minerals.

  (6) Engage in any short-selling operations (except by selling futures contracts).

  (7) Make loans to others, except for the lending of portfolio securities pursuant to guidelines established by the Board of Trustees or in connection with purchase of debt securities in accordance with a Fund's investment objective and policies.

  (8) Purchase warrants, valued at the lower of cost or market, in excess of 5% of the value of a Fund's net assets. Included within that amount, but not to exceed 2% of the value of a Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchanges. Warrants acquired by the Funds at any time in units or attached to securities are not subject to this restriction.

  (9) Purchase securities on margin, except for such short-term credits as may be necessary for the clearance of transactions, provided that the Funds may make initial and variation margin payments in connection with purchases or sales of futures contracts or options on futures contracts.

  (10) Issue or sell any class of senior security as defined in the Investment Company Act of 1940 except for notes or other evidences of indebtedness permitted under investment restriction (3) and except to the extent that notes evidencing temporary borrowings or the purchase of securities on a when-issued or delayed delivery basis might be deemed such.

  (11) Except in connection with a merger, consolidation, acquisition, or reorganization, invest in the securities of other investment companies, including investment companies advised by the Adviser, or any affiliates, if, immediately after such purchase or acquisition, more than 10% of the value of a Fund's total assets would be invested in such securities in the aggregate, or more than 5% in any one such security.

  (12) Purchase or retain securities of any issuer if, to the knowledge of the Funds' management, those officers and Trustees of the Funds and of its adviser, who each own beneficially more than 0.50% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities.

  (13) Invest in securities of an issuer which, together with any predecessor, has been in operation for less than three years if, as a result, more than 5% of the total assets of a Fund would then be invested in such securities.

  (14) Invest in the securities of any one issuer if, immediately after such purchase, 25% or more of a Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry.

  (15) Invest in securities which are not readily marketable or the disposition of which is restricted under federal securities laws (collectively "illiquid securities") if, as a result, more than 5% of a Fund's net assets would be invested in illiquid securities.

     If a percentage restriction on investment or utilization of assets as set forth is adhered to at the time an investment is made, a later change in the percentage resulting from a change in the values or costs of the Funds' assets will not be considered a violation of the restriction with the exception of the Fund's borrowing policy as described in restriction (3), above.

Investment Techniques

     The Funds may utilize the following practices or techniques in pursuing its investment objectives.

     U.S. Government Securities. For liquidity purposes, each Fund may invest in U.S. government securities, including bills, notes and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some U.S. government securities are supported by the direct full faith and credit pledge of the U.S. government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others such as securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

     Repurchase Agreements. Repurchase Agreements are agreements by which a Fund purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or, to the extent permitted by the Investment Company Act of 1940, a recognized securities dealer) that the seller will repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security.

     A repurchase transaction is usually accomplished either by crediting the amount of securities purchased to the account of the custodian of the Fund maintained in a central depository of book-entry system or by physical delivery of the securities to the Fund's custodian in return for delivery of the purchase price to the seller. Repurchase transactions are intended to be short-term transactions with the seller repurchasing the securities, usually within seven days.

     Even though repurchase transactions usually do not impose market risks on the purchasing Fund, if the seller of the repurchase agreement defaults and does not repurchase the underlying securities, the Fund might incur a loss if the value of the underlying securities declines, and disposition costs may be incurred in connection with liquidating the underlying securities. In addition, if bankruptcy proceedings are commenced regarding the seller, realization upon the underlying securities may be delayed or limited, and a loss may be incurred if the underlying securities decline in value.

     Securities and Index Options. The Phoenix-Oakhurst Growth & Income Fund may write covered call options and purchase call and put options. Options and the related risks are summarized below.

     Writing and Purchasing Options. Call options written by the Phoenix-Oakhurst Growth & Income Fund normally will have expiration dates between three and nine months from the date written. During the option period the Fund may be assigned an exercise notice by the broker-dealer through which the call option was sold, requiring the Fund to deliver the underlying security (or cash in the case of securities index calls) against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time as the Fund effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the Fund has received an exercise notice.

     The exercise price of a call option written by the Fund may be below, equal to or above the current market value of the underlying security or securities index at the time the option is written.

     A multiplier for an index option performs a function similar to the unit of trading for an option on an individual security. It determines the total dollar value per contract of each point between the exercise price of the option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indices may have different multipliers.

     Securities indices for which options are currently traded include the Standard & Poor's 100 and 500 Composite Stock Price Indices, Computer/Business Equipment Index, Major Market Index, Amex Market Value Index, Computer Technology Index, Oil and Gas Index, NYSE Options Index, Gaming/Hotel Index, Telephone Index, Transportation Index, Technology Index, and Gold/ Silver Index. The Fund may write call options and purchase call and put options on any other indices traded on a recognized exchange.

     Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option written by the Fund to prevent an underlying security from being called, or to enable the Fund to write another call option with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the amount of the premium received on the call option is more or less than the cost of effecting the closing purchase transaction. If a call option written by the Fund expires unexercised, the Fund will realize a gain in the amount of the premium on the option less the commission paid.

     The option activities of the Fund may increase its portfolio turnover rate and the amount of brokerage commissions paid. The Fund will pay a commission each time it purchases or sells a security in connection with the exercise of an option. These commissions may be higher than those which would apply to purchases and sales of securities directly.

     Limitations on Options. The Phoenix-Oakhurst Growth & Income Fund may write call options only if they are covered and if they remain covered so long as the Fund is obligated as a writer. If the Fund writes a call option on an individual security, the Fund will own the underlying security at all times during the option period. The Fund will write call options on indices only to hedge in an economically appropriate way portfolio securities which are not otherwise hedged with options or financial futures contracts. Call options on securities indices written by the Fund will be "covered" by identifying the specific portfolio securities being hedged.

     To secure the obligation to deliver the underlying security, the writer of a covered call option on an individual security is required to deposit the underlying security or other assets in escrow with the broker in accordance with clearing corporation and exchange rules. In the case of an index call option written by the Fund, the Fund will be required to deposit qualified securities. A "qualified security" is a security against which the Fund has not written a call option and which has not been hedged by the Fund by the sale of a financial futures contract. If at the close of business on any day the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts, the Fund will deposit any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily, equal in value to the difference. In addition, when the Fund writes a call on an index which is "in-the-money" at the time the call is written, the Fund will pledge with its custodian bank any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily, equal in value to the amount by which the call is "in-the-money" times the multiplier times the number of contracts. Any amount pledged may be applied to the Fund's obligation to pledge additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts.

     The Fund may sell a call option or a put option which it has previously purchased prior to the purchase (in the case of a call) or the sale (in the case of a put) of the underlying security. Any such sale of a call option or a put option would result in a net gain or loss, depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid.

     The Phoenix-Oakhurst Growth & Income Fund will engage in options provided that such obligations represent no more than 20% of the Fund's net assets. Under the Commodity Exchange Act, a Fund may enter into futures and options transactions for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums and for other than hedging purposes provided that assets committed to initial margin and option premiums do not exceed 5% of the Fund's net assets. To the extent required by law, the Fund will set aside cash and appropriate liquid assets in a pledged account to cover its obligations related to futures contracts and options. In connection with the Fund qualifying as a regulated investment company under the Internal Revenue Code, other restrictions on the Fund's ability to enter into option transactions may apply from time to time. See "Dividends, Distributions and Taxes."

     Risks Relating to Options. During the option period, the writer of a call option has, in return for the premium received on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. The writer has no control over the time when it may be required to fulfill its obligation as a writer of the option.

     The risk of purchasing a call option or a put option is that the Fund may lose the premium it paid plus transaction costs. If the Fund does not exercise the option and is unable to close out the position prior to expiration of the option, it will lose its entire investment.

     An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Fund will write and purchase options only when the Adviser believes that a liquid secondary market will exist for options of the same series, there can be no assurance that a liquid secondary market will exist for a particular option at a particular time and that the Fund, if it so desires, can close out its position by effecting a closing transaction. If the writer of a covered call option is unable to effect a closing purchase transaction, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, a covered call writer may not be able to sell the underlying security at a time when it might otherwise be advantageous to do so.

     Possible reasons for the absence of a liquid secondary market on an exchange include: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) inadequacy of the facilities of an exchange or the clearing corporation to handle trading volume; and (v) a decision by one or more exchanges to discontinue the trading of options or impose restrictions on orders.

     Each exchange has established limitations governing the maximum number of call options, whether or not covered, which may be written by a single investor acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions.

     Risks of Options on Indices. Because the value of an index option depends upon movements in the level of the index rather than movements in the price of a particular security, whether the Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of prices in the market generally or in an industry or market segment rather than upon movements in the price of an individual security. Accordingly, successful use by the Fund of options on indices will be subject to the Adviser's ability to predict correctly movements in the direction of the market generally or in the direction of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual securities.

     Index prices may be distorted if trading of certain securities included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of securities included in the index. If this occurred, the Fund would not be able to close out options which it had written or purchased and, if restrictions on exercise were imposed, might be unable to exercise an option it purchased, which would result in substantial losses to the Fund. However, it is the Trust's policy to write or purchase options only on indices which include a sufficient number of securities so that the likelihood of a trading halt in the index is minimized.

     Because the exercise of an index option is settled in cash, an index call writer cannot determine the amount of its settlement obligation in advance and, unlike call writing on portfolio securities, cannot provide in advance for its potential settlement obligation by holding the underlying securities. Consequently, the Fund will write call options on indices only subject to the limitations described above.

     Price movements in securities in the Fund's portfolio will not correlate perfectly with movements in the level of the index and, therefore, the Fund bears the risk that the price of the securities held by the Fund may not increase as much as the level of the index. In this event, the Fund would bear a loss on the call which would not be completely offset by movements in the prices of the Fund's portfolio securities. It is also possible that the index may rise when the value of the Fund's portfolio securities does not. If this occurred, the Fund would experience a loss on the call which would not be offset by an increase in the value of its portfolio and might also experience a loss in the market value of portfolio securities.

     Unless the Fund has other liquid assets which are sufficient to satisfy the exercise of a call on an index, the Fund will be required to liquidate portfolio securities in order to satisfy the exercise. Because an exercise must be settled within hours after receiving the notice of exercise, if the Fund fails to anticipate an exercise, to the extent permissible, it may have to borrow from a bank pending settlement of the sale of securities in its portfolio and pay interest on such borrowing.

     When the Fund has written a call on an index, there is also a risk that the market may decline between the time the Fund has the call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Fund is able to sell securities in its portfolio. As with options on portfolio securities, the Fund will not learn that a call has been exercised until the day following the exercise date but, unlike a call on a portfolio security where the Fund would be able to deliver the underlying security in settlement, the Fund may have to sell part of its portfolio securities in order to make settlement in cash, and the price of such securities might decline before they could be sold.

     If the Fund exercises a put option on an index which it has purchased before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If this change causes the exercised option to fall "out-of-the-money" the Fund will be required to pay the difference between the closing index value and the exercise price of the option (multiplied by the applicable multiplier) to the assigned writer. Although the Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

     Financial Futures Contracts and Related Options. Each Fund may enter into financial futures contracts and the Phoenix-Oakhurst Growth & Income Fund may also invest in related options. Financial Futures and related options may be used to hedge against changes in the market value of a Fund's portfolio securities or securities which a Fund intends to purchase. Hedging is accomplished when an investor takes a position in the futures market opposite to his cash market position. There are two types of hedges--long (or buying) and short (or selling) hedges. Historically, prices in the futures market have tended to move in concert with cash market prices, and prices in the futures market have maintained a fairly predictable relationship to prices in the cash market. Thus, a decline in the market value of securities in the Fund's portfolio may be protected against to a considerable extent by gains realized on futures contracts sales. Similarly, it is possible to protect against an increase in the market price of securities which the Fund may wish to purchase in the future by purchasing futures contracts.

     Each Fund may purchase or sell any financial futures contracts which are traded on a recognized exchange or board of trade. Financial futures contracts consist of interest rate futures contracts and securities index futures contracts. A public market presently exists in interest rate futures contracts covering long-term U.S. Treasury bonds, U.S. Treasury notes, three-month U.S. Treasury bills and GNMA certificates. Securities index futures contracts are currently traded with respect to the Standard & Poor's 500 Composite Stock Price Index and such other broad-based stock market indices as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Price Index. A clearing corporation associated with the exchange or board of trade on which a financial futures contract trades assumes responsibility for the completion of transactions and also guarantees that open futures contracts will be performed.

     In contrast to the situation when a Fund purchases or sells a security, no security is delivered or received by the Fund upon the purchase or sale of a financial futures contract. Initially, the Fund will be required to deposit in a pledged account with its custodian bank any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily. This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract. The current initial margin deposit required per contract is approximately 5% of the contract amount. Brokers may establish deposit requirements higher than this minimum. Subsequent payments, called variation margin, will be made to and from the account on a daily basis as the price of the futures contract fluctuates. This process is known as marking to market.

     The writer of an option on a futures contract is required to deposit margin pursuant to requirements similar to those applicable to futures contracts. Upon exercise of an option on a futures contract, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's margin account. This amount will be equal to the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

     Although financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out is accomplished by effecting an offsetting transaction. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of securities and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller immediately would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller immediately would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same securities and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss.

     Each Fund will pay commissions on financial futures contracts and related options transactions. These commissions may be higher than those which would apply to purchases and sales of securities directly.

     Limitations on Futures Contracts and Related Options. Each Fund may enter into futures contracts and the Phoenix-Oakhurst Growth & Income Fund may also enter into options on futures contracts, provided that such obligations represent no more than 20% of the Fund's net assets. Under the Commodity Exchange Act, a Fund may enter into futures and options transactions for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums and for other than hedging purposes provided that assets committed to initial margin and option premiums do not exceed 5% of the Fund's net assets. To the extent required by law, each Fund will set aside cash and appropriate liquid assets in a pledged account to cover its obligations related to futures contracts and options.

     The extent to which the Funds may enter into financial futures contracts and related options also may be limited by the requirements of the Internal Revenue Code for qualifications as a regulated investment company. See "Dividends, Distributions and Taxes."

     Risks Relating to Futures Contracts and Related Options. Positions in futures contracts and related options may be closed out only on an exchange which provides a secondary market for such contracts or options. Each Fund will enter into an option or futures position only if there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close out a futures or related option position. In the case of a futures position, in the event of adverse price movements each Fund would continue to be required to make daily margin payments. In this situation, if each Fund has insufficient cash to meet daily margin requirements it may have to sell portfolio securities at a time when it may be disadvantageous to do so. In addition, each Fund may be required to take or make delivery of the securities underlying the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund's ability to hedge its portfolio effectively.

     There are several risks in connection with the use of futures contracts as a hedging device. While hedging can provide protection against an adverse movement in market prices, it can also preclude a hedger's opportunity to benefit from a favorable market movement. In addition, investing in futures contracts and options on futures contracts will cause the Fund to incur additional brokerage commissions and may cause an increase in the Fund's portfolio turnover rate.

     The successful use of futures contracts and related options also depends on the ability of the Adviser to forecast correctly the direction and extent of market movements within a given time frame. To the extent market prices remain stable during the period a futures contract or option is held by a Fund or such prices move in a direction opposite to that anticipated, the Fund may realize a potential unlimited loss on the hedging transaction which is not offset by an increase in the value of its portfolio securities. As a result, a Fund's return for the period may be less than if it had not engaged in the hedging transaction.

     Utilization of futures contracts by a Fund involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the securities which are being hedged. If the price of the futures contract moves more or less than the price of the securities being hedged, the Fund will experience a gain or loss which will not be completely offset by movements in the price of the securities. It is possible that, where the Fund has sold futures contracts to hedge its portfolio against decline in the market, the market may advance and the value of securities held in the Fund's portfolio may decline. If this occurred, the Fund would lose money on the futures contract and would also experience a decline in value in its portfolio securities. Where futures are purchased to hedge against a possible increase in the prices of securities before the Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline; if the Fund then determines not to invest in securities (or options) at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures that would not be offset by a reduction in the price of the securities purchased.

     The market prices of futures contracts may be affected if participants in the futures market also elect to close out their contracts through off-setting transactions rather than to meet margin deposit requirements. In such cases, distortions in the normal relationship between the cash and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of the underlying securities rather than to engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, due to the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends may still not result in a successful hedging transaction.

     Compared to the purchase or sale of futures contracts, the purchase of put or call options on futures contracts involves less potential risk for the Fund because the maximum amount at risk is the premium paid for the options plus transaction costs. However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Fund while the purchase or sale of the futures contract would not have resulted in a loss, such as when there is no movement in the price of the underlying securities.

     Leverage. Each Fund may borrow for temporary, extraordinary or emergency purposes. Each Fund will borrow only from banks, and only if immediately after such borrowing the value of the assets of the Fund (including the amount borrowed) less its liabilities (not including any borrowings) is at least three times the amount of funds borrowed. The effect of this provision is to permit the Fund to borrow up to 331/3% of the total assets (not including any borrowings) of the Fund. If, due to market fluctuations or other reasons, the value of the Fund's assets computed as provided above becomes at any time less than three times the amount of the borrowings, the Fund, within three business days, is required to reduce bank debt to the extent necessary to meet the required 300% asset coverage.

     Interest on money borrowed will be an expense of the Fund with respect to which the borrowing has been made. Because such expense would not otherwise be incurred, the net investment income of the Fund is not expected to be as high as it otherwise would be during periods when borrowings for investment purposes are substantial. Bank borrowings must be obtained on an unsecured basis. Any such borrowing must also be made subject to an agreement by the lender that any recourse is limited to the assets of the Fund with respect to which the borrowing has been made.

     Foreign Securities. Each Fund may purchase foreign securities, including those issued by foreign branches of U.S. banks. In any event, such investments in foreign securities will be limited to 10% of the total assets of the Phoenix-Duff & Phelps Core Equity Fund. The Phoenix-Oakhurst Growth & Income Fund will not invest more than 20% of its total assets in foreign securities; however, under normal circumstances, no more than 10% of its total assets will be invested in foreign securities. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investing in domestic issues. These considerations include changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information, the difficulty of interpreting financial information prepared under foreign securities markets, the impact of political, social or diplomatic developments, difficulties in invoking legal process abroad and the difficulty of assessing economic trends in foreign countries.


     Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, differences and inefficiencies in transaction settlement systems, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions on the flow of international capital. Additionally, dividends payable on foreign securities may be subject to foreign taxes withheld prior to distribution. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility, and changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Exchange rates are determined by forces of supply and demand in the foreign exchange markets, and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate fluctuations can affect the Fund's net asset value and dividends either positively or negatively depending upon whether foreign currencies are appreciating or depreciating in value relative to the U.S. dollar. Exchange rates fluctuate over both the short and long term.

     Foreign securities held by the Fund may not be registered with the Securities and Exchange Commission ("SEC") and the issuers thereof will not be subject to the SEC's reporting requirements. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of Gross National Product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

     In investing in securities denominated in foreign currencies, the Fund will be subject to the additional risk of currency fluctuations. An adverse change in the value of a particular foreign currency as against the U.S. dollar, to the extent that such change is not offset by a gain in other foreign currencies, will result in a decrease in the Fund's assets. Any such change may also have the effect of decreasing or limiting the income available for distribution. Foreign currencies may be affected by revaluation, adverse political and economic developments, and governmental restrictions. Although the Fund will invest only in securities denominated in foreign currencies that are fully convertible into U.S. dollars without legal restriction at the time of investment, no assurance can be given that currency exchange controls will not be imposed on any particular currency at a later date.

     Securities of U.S. issuers denominated in foreign currencies may be less liquid and their prices more volatile than securities issued by domestic issuers and denominated in U.S. dollars. In addition, investing in securities denominated in foreign currencies often entails costs not associated with investment in U.S. dollar-denominated securities of U.S. issuers, such as the cost of converting foreign currency to U.S. dollars, higher brokerage commissions, custodial expenses and other fees. Non-U.S. dollar denominated securities may be subject to certain withholding and other taxes of the relevant jurisdiction, which may reduce the yield on the securities to the Fund and which may not be recoverable by the Fund or its investors.

     Each Fund will calculate its net asset value and complete orders to purchase, exchange or redeem shares only on a Monday-Friday basis (excluding holidays on which the New York Stock Exchange is closed). Foreign securities in which a Fund may invest may be primarily listed on foreign stock exchanges which may trade on other days (such as Saturdays). As a result, the net asset value of the Fund's portfolio may be affected by such trading on days when a shareholder has no access to the Fund.

     Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If a Fund should have more than 50% of the value of its assets invested in securities of foreign corporations at the close of its taxable year, the Fund may elect to pass through to its shareholders their proportionate shares of foreign income taxes paid. Investors are urged to consult their tax attorney with respect to specific questions regarding foreign, federal, state or local taxes.


     The Funds may use a foreign custodian in connection with its purchases of foreign securities and may maintain cash and cash equivalents in the care of a foreign custodian. The amount of cash or cash equivalents maintained in the care of eligible foreign custodians will be limited to an amount reasonably necessary to effect the Funds' foreign securities transactions. The use of a foreign custodian invokes considerations which are not ordinarily associated with domestic custodians. These considerations include the possibility of expropriations, restricted access to books and records of the foreign custodian, inability to recover assets that are lost while under the control of the foreign custodian, and the impact of political, social or diplomatic developments.

     Although the Funds may buy securities of foreign issuers in foreign markets, most of their foreign securities investments are made by purchasing American Depositary Receipts (ADRs), "ordinary shares," or "New York Shares." The Funds may invest in foreign-currency-denominated securities that trade in foreign markets if the Adviser believes that such investments will be advantageous to the Funds.

     ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer. They are issued by U.S. banks and traded on exchanges or over the counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protects the Fund from the foreign settlement risks described below.

     Lending Portfolio Securities. In order to increase its return on investments, each Fund may make loans of its portfolio securities, as long as the market value of the loaned securities does not exceed one-third of the value of the Fund's total assets. Loans of portfolio securities will always be fully collateralized by cash or securities issued or guaranteed by the U.S. Government and marked to market daily, at no less than 100% of the market value of the loaned securities (as marked to market daily) and made only to borrowers considered by the Adviser to be creditworthy. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities and possibly the loss of the collateral if the borrower fails financially.

     Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("Term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

     Each Fund does not intend to enter into such forward contracts if it would have more than 5% of the value of its net assets committed to the initial margin and option premiums on such contracts on a regular or continuous basis. A Fund will not enter into such forward contracts or maintain a net exposure in such contracts where it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities and other assets denominated in that currency. The Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that to do so is in the best interests of the Fund. The Funds' custodian bank will pledge any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily, in an amount not less than the value of the Fund's total assets committed to forward foreign currency exchange contracts entered into for the purchase of a foreign currency. If the value of the securities pledged declines, additional cash or securities will be added so that the pledged amount is not less than the amount of the Fund's commitments with respect to such contracts. Generally, the Fund does not enter into forward contracts with a term longer than one year.

     Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period for such options any time prior to expiration.

     A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Fund had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, the Fund would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

     Foreign Currency Futures Transactions. Each Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, a Fund may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost.

     Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

     Regulatory Restrictions. To the extent required to comply with Securities and Exchange Commission Release No. IC-10666, when purchasing a futures contract or writing a put option, each Fund will maintain in a pledged account any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily, equal to the value of such contracts.

     Each Fund may enter into futures contracts and the Growth and Income Fund may also engage in options or options on futures contracts, provided that such obligations represent no more than 20% of a Fund's net assets. Under the Commodity Exchange Act, a Fund may enter into futures and options transactions for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums and for other than hedging purposes provided that assets committed to initial margin and option premiums do not exceed 5% of a Fund's net assets. To the extent required by law, the Funds will set aside cash and appropriate liquid assets in a pledged account to cover its obligations related to futures contracts and options.

     Derivative Investments. In order to hedge various portfolio positions, including to hedge against price movements in markets in which the Funds anticipate increasing their exposure, the Funds may invest in certain instruments which may be characterized as derivative investments. These investments include various types of interest rate transactions, options and futures. Such investments also may consist of indexed securities. Other of such investments have no express quantitative limitations, although they may be made solely for hedging purposes, not for speculation, and may in some cases be limited as to the type of counter-party permitted. Interest rate transactions involve the risk of an imperfect correlation between the index used in the hedging transactions and that pertaining to the securities which are the subject of such transactions. Similarly, utilization of options and futures transactions involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of the securities or interest rates which are the subject of the hedge. Investments in indexed securities, including inverse securities, subject the Funds to the risks associated with changes in the particular indices, which may include reduced or eliminated interest payments and losses of invested principal.

Illiquid Securities

     Each Fund may invest up to 5% of its net assets in securities that are not liquid. The Funds consider investments that the adviser is not likely to be able to sell within seven days as not liquid. These securities can include repurchase agreements with maturities of more than seven days and private placements. Repurchase agreements are contracts under which the fund will buy securities and simultaneously agree to resell them at a later date for an agreed, higher price. Private placements are securities that are not sold to investors through a public offering but instead are sold in direct, private transactions. Illiquid securities may have a lower value than comparable securities that have active markets for resale, and they can lose their value more quickly under unfavorable conditions.

Investment Companies

     The fund may invest up to 10% of its assets in money market mutual funds. The fund may invest in money market mutual funds advised by the fund's adviser or other advisers controlled by the same persons who control the fund's adviser. Assets invested in other investment companies and mutual funds will incur fees similar to the investment management, custodial and other fees that this fund charges. You will in effect incur a second set of fees on these fund investments.

Standard & Poor's Depositary Receipts

     The Phoenix-Oakhurst Growth & Income Fund may invest up to 5% of its assets in a special investment company issuing Standard & Poor's Depositary Receipts ("SPDRs). Each SPDR represents a proportionate interest, in substantially the same weighting, as the stocks that make up the Standard & Poor's 500 Index. The same types of events and circumstances affecting stocks generally can affect the value of SPDRs.


Convertible Securities

     The Growth & Income Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest generally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have several unique investment characteristics such as (1) higher yields than common stocks, but lower yields than comparable nonconvertible securities, (2) a lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics, and (3) the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund may be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. The Fund will invest in convertible securities rated in the four highest categories which are commonly called "investment grade" securities. The Fund may, but is not required to, dispose of convertible securities whose rating falls below investment grade. A detailed listing of rating categories is in the Appendix to the Statement of Additional Information.

Short-Term Instruments

     For liquidity purposes, each Fund may invest in high-quality money market instruments with remaining maturities of one year or less. Such instruments may include U.S. Government securities, Certificates of Deposit, Commercial Paper and Bankers Acceptances. Each Fund may also invest in repurchase agreements with maturities of seven days or less to generate income from its excess cash balances. Each Fund may invest up to 5% of its net assets in repurchase agreements having maturities of more than seven days (together with any other illiquid securities held). Securities acquired through repurchase agreements will be limited to U.S. Government securities and are subject to resale to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. A repurchase agreement acquired by the Fund will always be fully collateralized by the underlying instrument, which will be marked to market every business day. The underlying instrument will be held for the Fund's account by the Funds' custodian bank until repurchased.

     The use of repurchase agreements involves certain risks such as default by or the insolvency of the other party to the repurchase agreement. Repurchase agreements will be entered into only with commercial banks, brokers and dealers considered by the Adviser to be creditworthy.

     Each Fund may also invest up to 10% of its total assets in a money market fund managed by either Adviser. Such investments may be subject to duplicate fees and expenses on that portion of their assets invested in the securities of another investment company. Such investments will be for liquidity purposes.

                            PERFORMANCE INFORMATION

     The Funds may, from time to time, include total return in advertisements, sales literature or reports to shareholders or prospective investors. Performance information in advertisements and sales literature may be expressed as yield of a class or Fund and as total return of any Class or Fund.

     Standardized quotations of average annual total return for each Class of Shares of a Fund will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in either Class A, Class B or Class C Shares of a Fund over periods of 1, 5 and 10 years or up to the life of the class of shares of a Fund, calculated for each class separately pursuant to the following formula: P(1 + T)(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of each class's expenses (on an annual basis), deduction of the maximum initial sales load in the case of Class A Shares and the maximum contingent deferred sales charge applicable to a complete redemption of the investment in the case of Class B and C Shares, and assume that all dividends and distributions are reinvested when paid.

     The Funds may from time to time include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of mutual funds having similar investment objectives as categorized by ranking services such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc. and Morningstar, Inc. Additionally, the Funds may compare performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week, Investor's Daily, Stanger's Mutual Fund Monitor, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard & Poor's The Outlook, and Personal Investor. The Funds may from time to time illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return may also be used to compare the performance of the Funds against certain widely acknowledged outside standards or indices for stock and bond market performance, such as the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), Russell 1000 Value Index, Russell 2000 Value Index, Dow Jones Industrial Average, Europe Australia Far East Index (EAFE), Consumer's Price Index, Lehman Brothers Corporate Index and Lehman Brothers T-Bond Index.


     Advertisements, sales literature and other communications may contain information about the Funds and Adviser's current investment strategies and management style. Current strategies and style may change to allow the Funds to respond quickly to changing market and economic conditions. From time to time the Funds may include specific portfolio holdings or industries in such communications. To illustrate components of overall performance, each Fund may separate its cumulative and average annual returns into income and capital gains components.

     Phoenix-Duff & Phelps Core Equity Fund's average annual total return for the one year period ended August 31, 1999 and since inception September 25, 1997 through August 31, 1999 for Class A Shares was 20.13% and 9.42%, for Class B Shares was 21.32% and 9.55% and for Class C Shares was 25.13% and 11.40%. Phoenix-Oakhurst Growth & Income Fund's average annual total return for the one year period ended August 31, 1999 and since inception September 25, 1997 through August 31, 1999 for Class A Shares was 34.03% and 19.55%, for Class B Shares was 35.88% and 20.00% and for Class C Shares was 39.58% and 21.65%. Performance information reflects only the performance of a hypothetical investment in each class during the particular time period on which the calculations are based. Performance information should be considered in light of each Fund's investment objectives and policies, characteristics and quality of the portfolio, and the market condition during the given time period, and should not be considered as a representation of what may be achieved in the future.


     The Funds may also compute aggregate cumulative total return for specified periods based on a hypothetical Class A, Class B or Class C account with an assumed initial investment of $10,000. The aggregate total return is determined by dividing the net asset value of this account at the end of the specified period by the value of the initial investment and is expressed as a percentage. Calculation of aggregate total return reflects payment of the Class A Shares' maximum sales charge of 4.75% and assumes reinvestment of all income dividends and capital gain distributions during the period.

     The Funds also may quote annual, average annual and annualized total return and aggregate total return performance data, for each class of shares of the Funds, both as a percentage and as a dollar amount based on a hypothetical $10,000 investment for various periods other than those noted below. Such data will be computed as described above, except that (1) the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return and (2) the maximum applicable sales charge will not be included with respect to annual, annualized or aggregate rate of return calculations.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Adviser places orders for the purchase and sale of securities, supervises their execution and negotiates brokerage commissions on behalf of the Funds. It is the practice of the Adviser to seek the best prices and execution of orders and to negotiate brokerage commissions which in the Adviser's opinion are reasonable in relation to the value of the brokerage services provided by the executing broker. Brokers who have executed orders for the Funds are asked to quote a fair commission for their services. If the execution is satisfactory and if the requested rate approximates rates currently being quoted by the other brokers selected by the Adviser, the rate is deemed by the Adviser to be reasonable. Brokers may ask for higher rates of commission if all or a portion of the securities involved in the transaction are positioned by the broker, if the broker believes it has brought the Funds an unusually favorable trading opportunity, or if the broker regards its research services as being of exceptional value, and payment of such commissions is authorized by the Adviser after the transaction has been consummated. If the Adviser more than occasionally differs with the broker's appraisal of opportunity or value, the broker would not be selected to execute trades in the future. The Adviser believes that the Funds benefit with a securities industry comprised of many and diverse firms and that the long-term interest of shareholders of the Funds is best served by brokerage policies which include paying a fair commission rather than seeking to exploit its leverage to force the lowest possible commission rate. The primary factors considered in determining the firms to which brokerage orders are given are the Adviser's appraisal of: the firm's ability to execute the order in the desired manner; the value of research services provided by the firm; and the firm's attitude toward and interest in mutual funds in general including the sale of mutual funds managed and sponsored by the Adviser. The Adviser does not offer or promise to any broker an amount or percentage of brokerage commissions as an inducement or reward for the sale of shares of the Funds. Over-the-counter purchases and sales are transacted directly with principal market-makers except in those circumstances where in the opinion of the Adviser better prices and execution are available elsewhere.

     In general terms, the nature of research services provided by brokers encompasses statistical and background information, and forecasts and interpretations with respect to U.S. and foreign economies, U.S. and foreign money markets, fixed income markets and equity markets, specific industry groups, and individual issues. Research services will vary from firm to firm, with broadest coverage generally from the large full-line firms. Smaller firms in general tend to provide information and interpretations on a smaller scale, frequently with a regional emphasis. In addition, several firms monitor federal, state, local and foreign political developments; many of the brokers also provide access to outside consultants. The outside research assistance is particularly useful to the Adviser's staff since the brokers as a group tend to monitor a broader universe of securities and other matters than the Adviser's staff can follow. In addition, it provides the Adviser with a diverse perspective on financial markets. Research and investment information is provided by these and other brokers at no cost to the Adviser and is available for the benefit of other accounts advised by the Adviser and its affiliates and not all of this information will be used in connection with the Funds. While this information may be useful in varying degrees and may tend to reduce the Adviser's expenses, it is not possible to estimate its value and in the opinion of the Adviser it does not reduce the Adviser's expenses in a determinable amount. The extent to which the Adviser makes use of statistical, research and other services furnished by brokers is considered by the Adviser in the allocation of brokerage business but there is no formula by which such business is allocated. The Adviser does so in accordance with its judgment of the best interest of the Funds and shareholders.

     A high rate of portfolio turnover involves a correspondingly higher amount of brokerage commissions and other costs which must be borne directly by the Funds and indirectly by shareholders.

     The Funds have adopted a policy and procedures governing the execution of aggregated advisory client orders ("bunching procedures") in an attempt to lower commission costs on a per-share and per-dollar basis. According to the bunching procedures, the Adviser shall aggregate transactions unless it believes in its sole discretion that such aggregation is inconsistent with its duty to seek best execution (which shall include the duty to seek best price) for the Funds. No advisory account of the Adviser is to be favored over any other account and each account that participates in an aggregated order is expected to participate at the average share price for all transactions of the Adviser in that security on a given business day, with all transaction costs shared pro rata based on the Funds' participation in the transaction. If the aggregated order is filled in its entirety, it shall be allocated among the Adviser's accounts in accordance with the allocation order, and if the order is partially filled, it shall be allocated pro rata based on the allocation order. Notwithstanding the foregoing, the order may be allocated on a basis different from that specified in the allocation order if all accounts of the Adviser whose orders are allocated receive fair and equitable treatment and the reason for such different allocation is explained in writing and is approved in writing by the Adviser's compliance officer as soon as practicable after the opening of the markets on the trading day following the day on which the order is executed. If an aggregated order is partially filled and allocated on a basis different from that specified in the allocation order, no account that is benefited by such different allocation may intentionally and knowingly effect any purchase or sale for a reasonable period following the execution of the aggregated order that would result in it receiving or selling more shares than the amount of shares it would have received or sold had the aggregated order been completely filled. The Trustees will annually review these procedures or as frequently as shall appear appropriate.


     During the fiscal year ended August 31, 1998 and 1999, brokerage commissions paid by the Funds totaled $226,526 and $647,961. In the fiscal year ended August 31, 1999, no commissions were paid to the distributor for portfolio transactions. Brokerage commissions of $398,316 were paid on portfolio transactions aggregating $270,079,014 and executed by brokers who provided research and other statistical and factual information.

                            THE INVESTMENT ADVISERS


     The offices of Phoenix Investment Counsel, Inc., ("PIC") are located at 56 Prospect Street, Hartford, Connecticut 06115-0480. PIC was organized in 1932 as John P. Chase, Inc. The offices of Duff & Phelps Investment Management Co., Inc. ("DPIM") are located at 55 East Monroe Street, Suite 3600, Chicago, Illinois 60603. All of the outstanding stock of PIC is owned by Phoenix Equity Planning Corporation ("Equity Planning"), and is a subsidiary of Phoenix Investment Partners, Ltd. DPIM is also a subsidiary of Phoenix Investment Partners, Ltd. A majority of the outstanding shares of Phoenix Investment Partners, Ltd. are owned by PM Holdings, Inc. ("Holdings"), a wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life") of Hartford, Connecticut. Phoenix Home Life is in the business of writing ordinary and group life and health insurance and annuities. Equity Planning, a mutual fund distributor, acts as the national distributor of the Trust's shares and as Financial Agent of the Trust. The principal office of Phoenix Home Life is located at One American Row, Hartford, Connecticut, 06115. The principal office of Equity Planning is located at 100 Bright Meadow Boulevard, Enfield, Connecticut, 06082.

     Phoenix Investment Partners, Ltd. is a publicly-traded, independent registered advisory firm and has served investors for over 70 years. It manages approximately $58 billion in assets (as of September 30, 1999) through its investment partners: Aberdeen Fund Managers, Inc. (Aberdeen) in Aberdeen, London, Singapore and Fort Lauderdale; Duff & Phelps Investment Management Co. (Duff & Phelps) in Chicago and Cleveland; Roger Engemann & Associates, Inc. (Engemann) in Pasadena; Seneca Capital Management LLC (Seneca) in San Francisco; and Phoenix Investment Counsel, Inc. (Goodwin, Hollister and Oakhurst divisions) in Hartford, Sarasota, and Scotts Valley, CA, respectively.

     Philip R. McLoughlin, a director and officer of the Trust, is also a director of PIC. Michael E. Haylon, an officer of the Trust, is also a director and officer of PIC. Jeffrey Bohne, Steven L. Colton, Robert S. Driessen, William R. Moyer and Diane L. Mustain, officers of the Trust, are officers of PIC.


     The Advisers provide certain services and facilities required to carry on the day-to-day operations of the Funds (for which each receives management fees) other than the costs of printing and mailing proxy materials, reports and notices to shareholders; legal, auditing and accounting services; regulatory filing fees and expenses of printing the Funds' registration statement (but the Distributor purchases such copies of the Funds' prospectuses and reports and communications to shareholders as it may require for sales purposes); insurance expense; association membership dues; brokerage fees; and taxes.

     All costs and expenses (other than those specifically referred to as being borne by the Advisers) incurred in the operation of the Funds are borne by the Funds. Each Fund pays expenses incurred in its own operation and also pays a portion of the Trust's general administration expenses allocated on the basis of the asset size of the respective Fund, except where an allocation using an alternative method can be more fairly made. Such expenses include, but shall not be limited to, all expenses incurred in the operation of the Funds and any public offering of its shares, including, among others, interest, taxes, brokerage fees and commissions, fees of Trustees who are not employees of the Advisers or any of their affiliates, expenses of Trustees' and shareholders' meetings, including the cost of printing and mailing proxies, expenses of insurance premiums for fidelity and other coverage, expenses of repurchase and redemption of shares, expenses of issue and sale of shares (to the extent not borne by Equity Planning under its agreement with the Funds), association membership dues, charges of custodians, transfer agents, dividend disbursing agents and financial agents, bookkeeping, auditing, and legal expenses. The Funds will also pay the fees and bear the expense of registering and maintaining the registration of the Trust and its shares with the Securities and Exchange Commission and registering or qualifying its shares under state or other securities laws and the expense of preparing and mailing prospectuses and reports to shareholders.

     The investment advisory agreements provide that the Advisers shall not be liable to the Funds or to any shareholder of the Funds for any error of judgment or mistake of law or for any loss suffered by the Funds or by any shareholder of the Funds in connection with the matters to which the investment advisory agreements relate, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard on the part of the Advisers in the performance of their duties thereunder.


     As full compensation for the services and facilities furnished to the Funds, the Advisers are entitled to a fee, payable monthly, as described in the prospectus. Total management fees for the fiscal year ended August 31, 1998 and 1999 amounted to $483,988 and $2,297,140. There is no assurance that the Funds will reach net asset levels high enough to realize reductions in the rates of the advisory fees. Any reduction in the rate of the advisory fee on each Fund will be in proportion to the averages of the aggregate daily net asset values for each class of shares for the period for which the fee had been paid.


     The advisory agreements continue in force from year to year for each Fund, provided that, with respect to each Fund, the agreement must be approved at least annually by the Trustees or by vote of a majority of the outstanding voting securities of each Fund. In addition, and in either event, the terms of the agreement and any renewal thereof must be approved by the vote of a majority of the Trustees who are not parties to the agreement or interested persons (as that term is defined in the Investment Company Act of 1940) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The agreements will terminate automatically if assigned and may be terminated at any time, without payment of any penalty, either by the Trust or by the Adviser, on sixty (60) days written notice.

                                NET ASSET VALUE


     The net asset value per share of each Fund is determined as of the close of trading of the New York Stock Exchange (the "Exchange") on days when the Exchange is open for trading. The Exchange will be closed on the following observed national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Since the Funds do not price securities on weekends or United States national holidays, the net asset value of a Fund's foreign assets may be significantly affected on days when the investor has no access to the Funds. The net asset value per share of a Fund is determined by adding the values of all securities and other assets of the Fund, subtracting liabilities, and dividing by the total number of outstanding shares of the Fund. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the Securities and Exchange Commission. The total liability allocated to a class, plus that class's distribution fee and any other expenses allocated solely to that class, are deducted from the proportionate interest of such class in the assets of the Fund, and the resulting amount of each is divided by the number of shares of that class outstanding to produce the net asset value per share.


     A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value may not take place for any Fund which invests in foreign securities contemporaneously with the determination of the prices of the majority of the portfolio securities of such Fund. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values at the mean between the bid and ask quotations of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Trustees or their delegates. If at any time a Fund has investments where market quotations are not readily available, such investments are valued at the fair value thereof as determined in good faith by the Trustees although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

                               HOW TO BUY SHARES

     The minimum initial investment is $500 and the minimum subsequent investment is $25. However, both the minimum initial and subsequent investment amounts are $25 for investments pursuant to the "Investo-Matic" plan, a bank draft investing program administered by Distributor, or pursuant to the Systematic Exchange privilege or for an individual retirement account (IRA). In addition, there are no subsequent investment minimum amounts in connection with the reinvestment of dividend or capital gain distributions. Completed applications for the purchase of shares should be mailed to: Phoenix Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301.

     The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Funds' net asset values next computed after they are accepted by an authorized broker or the broker's authorized designee.

                       ALTERNATIVE PURCHASE ARRANGEMENTS

     Shares may be purchased from investment dealers at a price equal to their net asset value per share, plus a sales charge which, at the election of the purchaser, may be imposed either (i) at the time of the purchase (the "initial sales charge alternative") or (ii) on a contingent deferred basis (the "deferred sales charge alternative"). Orders received by dealers prior to the close of trading on the New York Stock Exchange are confirmed at the offering price effective at that time, provided the order is received by the Distributor prior to its close of business.

     The alternative purchase arrangements permit an investor to choose the method of purchasing shares that is more beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor wishes to receive distributions in cash or to reinvest them in additional shares of the Funds, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Trust, the accumulated continuing distribution plan fees and contingent deferred sales charges on Class B or C Shares would be less than the initial sales charge and accumulated distribution plan fees on Class A Shares purchased at the same time.

     Dividends paid by the Funds, if any, with respect to each Class of Shares will be calculated in the same manner at the same time on the same day, except that fees such as higher distribution plan fees and any incremental transfer agency costs relating to each Class of Shares will be borne exclusively by that class. See "Dividends, Distributions and Taxes."

Class A Shares

     Class A Shares incur a sales charge when they are purchased and enjoy the benefit of not being subject to any sales charge when they are redeemed. Class A Shares are subject to an ongoing distribution services fee at an annual rate of up to 0.25% of the Fund's aggregate average daily net assets attributable to the Class A Shares. In addition, certain purchases of Class A Shares qualify for reduced initial sales charges.

Class B Shares

     Class B Shares do not incur a sales charge when they are purchased, but they are subject to a sales charge if they are redeemed within five years of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions.


     Class B Shares are subject to an ongoing distribution services fee at an annual rate of up to 1.00% of the Fund's aggregate average daily net assets attributable to the Class B Shares. Class B Shares enjoy the benefit of permitting all of the investor's dollars to work from the time the investment is made. The higher ongoing distribution plan fees paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends, to the extent any dividends are paid, than those related to Class A Shares. Class B Shares will automatically convert to Class A Shares eight years after the end of the calendar month in which the shareholder's order to purchase was accepted, in the circumstances and subject to the qualifications described in the Funds' Prospectus. The purpose of the conversion feature is to relieve the holders of the Class B Shares that have been outstanding for a period of time sufficient for the adviser and the Distributor to have been compensated for distribution expenses related to the Class B Shares from most of the burden of such distribution related expenses.

     Class B Shares include all shares purchased pursuant to the deferred sales charge alternative which have been outstanding for less than the period ending eight years after the end of the month in which the shares were issued. At the end of this period, Class B Shares will automatically convert to Class A Shares and will no longer be subject to the higher distribution plan fees. Such conversion will be on the basis of the relative net asset value of the two classes without the imposition of any sales load, fee or other charge.

     For purposes of conversion to Class A Shares, Shares purchased through the reinvestment of dividends and distributions paid in respect of Class B Shares in a shareholder's Trust account will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's Trust account (other than those in the sub-account) convert to Class A, an equal pro rata portion of the Class B Share dividends in the sub-account will also convert to Class A Shares.

Class C Shares

     Class C Shares are purchased without an initial sales charge but are subject to a deferred sales charge if redeemed within one year of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions. Shares issued in conjunction with the automatic reinvestment of income distributions and capital gain distributions are not subject to any sales charges. Class C Shares are subject to an ongoing distribution services fee of up to 1.00% of the Funds' aggregate average daily net assets attributable to Class C Shares.

Class A Shares -- Reduced Initial Sales Charges

     Investors choosing Class A Shares may be entitled to reduced sales charges. The ways in which sales charges may be avoided or reduced are described below.

     Qualified Purchases. If you fall within any one of the following categories, you will not have to pay a sales charge on your purchase of Class A
Shares: (1) trustee, director or officer of the Phoenix Funds, the Phoenix-Engemann Funds, Phoenix-Seneca Funds or any other mutual fund advised, subadvised or distributed by the Adviser, Distributor or any of their corporate affiliates (an "Affiliated Phoenix Fund"); (2) any director or officer, or any full-time employee or sales representative (for at least 90 days) of the Adviser or Distributor; (3) registered representatives and employees of securities dealers with whom Distributor has sales agreements; (4) any qualified retirement plan exclusively for persons described above; (5) any officer, director or employee of a corporate affiliate of the Adviser or Distributor; (6) any spouse, child, parent, grandparent, brother or sister of any person named in (1), (2), (3) or (5) above; (7) employee benefit plans for employees of the Adviser, Distributor and/or their corporate affiliates; (8) any employee or agent who retires from Phoenix Home Life, Distributor and/or their corporate affiliates; (9) any account held in the name of a qualified employee benefit plan, endowment fund or foundation if, on the date of the initial investment, the plan, fund or foundation has assets of $10,000,000 or more or at least 100 eligible employees; (10) any person with a direct rollover transfer of shares from an established Phoenix Fund or any other Affiliated Phoenix Fund qualified plan; (11) any Phoenix Home Life separate account which funds group annuity contracts offered to qualified employee benefit plans; (12) any state, county, city, department, authority or similar agency prohibited by law from paying a sales charge; (13) any fully matriculated student in any U.S. service academy; (14) any unallocated account held by a third party administrator, registered investment adviser, Fund company, or bank Fund department which exercises discretionary authority and holds the account in a fiduciary, agency, custodial or similar capacity, if in the aggregate such accounts held by such entity equal or exceed $1,000,000; (15) any person who is investing redemption proceeds from investment companies other than the Phoenix Funds or any other Affiliated Phoenix Fund if, in connection with the purchases or redemption of the redeemed shares, the investor paid a prior sales charge provided such investor supplies verification that the redemption occurred within 90 days of the Phoenix Fund purchase and that a sales charge was paid;
(16) any deferred compensation plan established for the benefit of any Phoenix Fund or any other Affiliated Phoenix Fund trustee or director; provided that sales to persons listed in (1) through (16) above are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares so acquired will not be resold except to the Fund; (17) purchasers of Class A Shares bought through investment advisers and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients; (18) retirement plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 403(b) or 457 of the Internal Revenue Code), and "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for such purchases; (19) 401(k) participants in the Merrill Lynch Daily K Plan (the "Plan") if the Plan has at least $3 million in assets or 500 or more eligible employees; (20) clients of investment advisors or financial planners who buy shares for their own accounts but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements (each of the investors described in (17) through (20) may be charged a fee by the broker, agent or financial intermediary for purchasing shares).

     Combination Purchase Privilege. Your purchase of any class of shares of this or any other Affiliated Phoenix Fund (other than Phoenix Money Market Fund Series Class A Shares), if made at the same time by the same "person," will be added together to determine whether the combined sum entitles you to an immediate reduction in sales charges. A "person" is defined in this and the following sections as (a) any individual, their spouse and minor children purchasing shares for his or their own account (including an IRA account) including his or their own trust; (b) a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (even though more than one beneficiary may exist); (c) multiple employer trusts or Section 403(b) plans for the same employer; (d) multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or (e) trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to funds over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held of record in the name, or nominee name, of the entity placing the order.

     An "Affiliated Phoenix Fund" means any other mutual fund advised, subadvised or distributed by the Adviser or Distributor or any corporate affiliate of either or both the Adviser and Distributor provided such other mutual fund extends reciprocal privileges to shareholders of the Phoenix Fund.

     Letter of Intent. If you sign a Letter of Intent, your purchase of any class of shares of this or any other Affiliated Phoenix Fund (other than Phoenix Money Market Fund Series Class A Shares), if made by the same person within a 13-month period, will be added together to determine whether you are entitled to an immediate reduction in sales charges. Sales charges are reduced based on the overall amount you indicate that you will buy under the Letter of Intent. The Letter of Intent is a mutually non-binding arrangement between you and the Distributor. Since the Distributor doesn't know whether you will ultimately fulfill the Letter of Intent, shares worth 5% of the amount of each purchase will be set aside until you fulfill the Letter of Intent. When you buy enough shares to fulfill the Letter of Intent, these shares will no longer be restricted. If, on the other hand, you do not satisfy the Letter of Intent, or otherwise wish to sell any restricted shares, you will be given the choice of either buying enough shares to fulfill the Letter of Intent or paying the difference between any sales charge you previously paid and the otherwise applicable sales charge based on the intended aggregate purchases described in the Letter of Intent. You will be given 20 days to make this decision. If you do not exercise either election, the Distributor will automatically redeem the number of your restricted shares needed to make up the deficiency in sales charges received. The Distributor will redeem restricted Class A Shares before Class C or B Shares, respectively. Oldest shares will be redeemed before selling newer shares. Any remaining shares will then be deposited to your account.

     Right of Accumulation. Your purchase of any class of shares of this or any other Affiliated Phoenix Fund, if made over time by the same person may be added together to determine whether the combined sum entitles you to a prospective reduction in sales charges. You must provide certain account information to the Distributor to exercise this right.

     Associations. Certain groups or associations may be treated as a "person" and qualify for reduced Class A share sales charges. The group or association must: (1) have been in existence for at least six months; (2) have a legitimate purpose other than to purchase mutual fund shares at a reduced sales charge;
(3) work through an investment dealer; or (4) not be a group whose sole reason for existing is to consist of members who are credit card holders of a particular company, policyholders of an insurance company, customers of a bank or a broker-dealer or clients of an investment adviser.

Class B and C Shares--Waiver of Sales Charges

     The CDSC is waived on the redemption (sale) of Class B Shares if the redemption is made (a) within one year of death (i) of the sole shareholder on an individual account, (ii) of a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) of the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account; (b) within one year of disability, as defined in Code Section 72(m)(7); (c) as a mandatory distribution upon reaching age 70-1/2 under any retirement plan qualified under Code Sections 401, 408 or 403(b) or resulting from the tax-free return of an excess contribution to an IRA; (d) by 401(k) plans using an approved participant tracking system for participant hardships, death, disability or normal retirement, and loans which are subsequently repaid; (e) from the Merrill Lynch Daily K Plan ("Plan") invested in Class B Shares, in which such shares the Distributor has not paid the dealer the Class B sales commission; (f) based on the exercise of exchange privileges among Class B Shares of this or any other Affiliated Phoenix Fund; (g) based on any direct rollover transfer of shares from an established Affiliated Phoenix Fund qualified plan into an Affiliated Phoenix Fund IRA by participants terminating from the qualified plan; and (h) based on the systematic withdrawal program. If, as described in condition (a) above, an account is transferred to an account registered in the name of a deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year of the death. If the Class B Shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC.

Conversion Features--Class B Shares

     Class B Shares will automatically convert to Class A Shares of the same Portfolio eight years after they are purchased. Conversion will be on the basis of the then-prevailing net asset value of Class A and B Shares. There is no sales load, fee or other charge for this feature. Class B Shares acquired through dividend or distribution reinvestments will be converted into Class A Shares at the same time that other Class B Shares are converted based on the proportion that the reinvested shares bear to purchased Class B Shares. The conversion feature is subject to the continuing availability of an opinion of counsel or a ruling of the Internal Revenue Service that the assessment of the higher distribution fees and associated costs with respect to Class B Shares does not result in any dividends or distributions constituting "preferential dividends" under the Code, and that the conversion of shares does not constitute a taxable event under federal income tax law. If the conversion feature is suspended, Class B Shares would continue to be subject to the higher distribution fee for an indefinite period. Even if the Fund was unable to obtain such assurances, it might continue to make distributions if doing so would assist in complying with its general practice of distributing sufficient income to reduce or eliminate federal taxes otherwise payable by the Fund.


                           INVESTOR ACCOUNT SERVICES

     The Funds offer accumulation plans, withdrawal plans and reinvestment and exchange privileges. Certain privileges may not be available in connection with all classes. In most cases, changes to account services may be accomplished over the phone. Inquiries regarding policies and procedures relating to shareholder account services should be directed to Shareholder Services at
(800) 243-1574.

     Exchanges. Under certain circumstances, shares of any Phoenix Fund may be exchanged for shares of the same Class of another Phoenix Fund or any other Affiliated Phoenix Fund on the basis of the relative net asset values per share at the time of the exchange. Exchanges are subject to the minimum initial investment requirement of the designated Fund, Series, or Portfolio, except if made in connection with the Systematic Exchange privilege. Shareholders may exchange shares held in book-entry form for an equivalent number (value) of the same class of shares of any other Affiliated Phoenix Fund, if currently offered. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply. The exchange of shares is treated as a sale and purchase for federal income tax purposes (see also "Dividends, Distributions and Taxes").

     Systematic Exchanges. If the conditions above have been met, you or your broker may, by telephone or written notice, elect to have shares exchanged for the same class of shares of another Affiliated Phoenix Fund automatically on a monthly, quarterly, semi-annual or annual basis or may cancel this privilege at any time. If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), you may direct that shares be automatically exchanged at predetermined intervals for shares of the same class of another Affiliated Phoenix Fund. This requirement does not apply to Phoenix "Self Security" program participants. Systematic exchanges will be executed upon the close of business on the 10th day of each month or the next succeeding business day. Systematic exchange forms are available from the Distributor. Exchanges will be based upon each Fund's net asset value per share next computed after the close of business on the 10th day of each month (or next succeeding business day), without sales charge. On Class B and C Share exchanges, the CDSC schedule of the original shares purchased continues to apply.

     Dividend Reinvestment Across Accounts. If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), you may direct that any dividends and distributions paid with respect to shares in that account be automatically reinvested in a single account of one of the other Phoenix Fund or any other Affiliated Phoenix Fund at net asset value. You should obtain a current prospectus and consider the objectives and policies of each Fund carefully before directing dividends and distributions to another Fund. Reinvestment election forms and prospectuses are available from Equity Planning. Distributions may also be mailed to a second payee and/or address. Requests for directing distributions to an alternate payee must be made in writing with a signature guarantee of the registered owner(s). To be effective with respect to a particular dividend or distribution, notification of the new distribution option must be received by the Transfer Agent at least three days prior to the record date of such dividend or distribution. If all shares in your account are repurchased or redeemed or transferred between the record date and the payment date of a dividend or distribution, you will receive cash for the dividend or distribution regardless of the distribution option selected.


Invest-by-Phone

     This expedited investment service allows a shareholder to make an investment in an account by requesting a transfer of funds from the balance of their bank account. Once a request is phoned in, Equity Planning will initiate the transaction by wiring a request for monies to the shareholder's commercial bank, savings bank or credit union via Automated Clearing House (ACH).

The shareholder's bank, which must be an ACH member, will in turn forward the monies to Equity Planning for credit to the shareholder's account. ACH is a computer based clearing and settlement operation established for the exchange of electronic transactions among participating depository institutions.

     To establish this service, please complete an Invest-by-Phone Application and attach a voided check if applicable. Upon Equity Planning's acceptance of the authorization form (usually within two weeks) shareholders may call toll free (800) 367-5877 prior to 3:00 p.m. (New York time) to place their purchase request. Instructions as to the account number and amount to be invested must be communicated to Equity Planning. Equity Planning will then contact the shareholder's bank via ACH with appropriate instructions. The purchase is normally credited to the shareholder's account the day following receipt of the verbal instructions. The Fund may delay the mailing of a check for redemption proceeds of Fund shares purchased with a check or via Invest-by-Phone service until the Fund has assured itself that good payment has been collected for the purchase of the shares, which may take up to 15 days. The Fund and Equity Planning reserve the right to modify or terminate the Invest-by-Phone service for any reason or to institute charges for maintaining an Invest-by-Phone account.

Systematic Withdrawal Program

     The Systematic Withdrawal Program allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual or annual basis. A sufficient number of full and fractional shares will be redeemed so that the designated payment is made on or about the 20th day of the month. Shares are tendered for redemption by the Transfer Agent, as agent for the shareowner, on or about the 15th of the month at the closing net asset value on the date of redemption. The Systematic Withdrawal Program also provides for redemptions to be tendered on or about the 10th, 15th or 25th of the month with proceeds to be directed through Automated Clearing House (ACH) to your bank account. In addition to the limitations stated below, withdrawals may not be less than $25 and minimum account balance requirements shall continue to apply.

     Shareholders participating in the Systematic Withdrawal Program must own shares of a Fund worth $5,000 or more, as determined by the then current net asset value per share, and elect to have all dividends reinvested. The purchase of shares while participating in the withdrawal program will ordinarily be disadvantageous to the Class A Shares investor since a sales charge will be paid by the investor on the purchase of Class A Shares at the same time as other shares are being redeemed. For this reason, investors in Class A Shares may not participate in an automatic investment program while participating in the Systematic Withdrawal Program.

     Through the Program, Class B shareholders may withdraw up to 1% of their aggregate net investments (purchases, at initial value, to date net of non-Program redemptions) each month or up to 3% of their aggregate net investments each quarter without incurring otherwise applicable contingent deferred sales charges. Class B shareholders redeeming more shares than the percentage permitted by the withdrawal program will be subject to any applicable contingent deferred sales charge on all shares redeemed. Accordingly, the purchase of Class B Shares will generally not be suitable for an investor who anticipates withdrawing sums in excess of the above limits shortly after purchase.


                              HOW TO REDEEM SHARES

     Under the 1940 Act, payment for shares redeemed must ordinarily be made within seven days after tender. The right to redeem shares may be suspended and payment therefor postponed during periods when the New York Stock Exchange is closed, other than customary weekend and holiday closings, or if permitted by rules of the Securities and Exchange Commission, during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets or during any other period permitted by order of the Securities and Exchange Commission for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, which may take up to 15 days or more. See the Funds' current Prospectus for further information. Redemptions by Class B and C shareholders will be subject to the applicable deferred sales charge, if any.

     The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Funds' net asset values next computed after they are accepted by an authorized broker or the broker's authorized designee.

Redemption of Small Accounts

     Each shareholder account in the Funds which has been in existence for at least one year and has a value of less than $200 may be redeemed upon the giving of not less than 30 days written notice to the shareholder mailed to the address of record. During the 30-day period the shareholder has the right to add to the account to bring its value to $200 or more.

By Mail

     Shareholders may redeem shares by making written request, executed in the full name of the account, directly to Phoenix Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301. However, when certificates for shares are in the possession of the shareholder, they must be mailed or presented, duly endorsed in the full name of the account, with a written request to Equity Planning that the Trust redeem the shares. See the Funds' current Prospectus for more information.

Telephone Redemptions

     Shareholders may redeem up to $50,000 worth of their shares by telephone. See the Funds' current Prospectus for additional information.

Redemption in Kind

     To the extent consistent with state and federal law, the Funds may make payment of the redemption price either in cash or in kind. However, the Funds have elected to pay in cash all requests for redemption by any shareholder of record, limited in respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the Investment Company Act of 1940 and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits the withdrawal thereof. In case of a redemption in kind, securities delivered in payment for shares would be readily marketable and valued at the same value assigned to them in computing the net asset value per share of the Fund. A shareholder receiving such securities would incur brokerage costs when selling the securities.

Account Reinstatement Privilege

     Shareholders who may have overlooked features of their investment at the time they redeemed have a privilege of reinvestment of their investment at net asset value. See the Funds' current prospectus for more information.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to elect to be treated as a regulated investment company ("RIC") and qualify annually as such under certain provisions of the Internal Revenue Code (the "Code"). Under such provisions, each Fund will not be subject to federal income tax on such part of its ordinary income and net realized capital gains which it distributes to shareholders provided it meets certain distribution requirements. To qualify for treatment as a regulated investment company, each Fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest and gains from the sale or other disposition of securities. If in any taxable year each Fund does not qualify as a regulated investment company, all of its taxable income will be taxed at corporate rates.

     The Code imposes a 4% nondeductible excise tax on a regulated investment company if it does not distribute to its shareholders during the calendar year an amount equal to 98% of the Fund's net ordinary income, with certain adjustments, for such calendar year, plus 98% of each Fund' net capital gains for the 12-month period ending on October 31 of such calendar year. In addition, an amount equal to any undistributed investment company taxable income or capital gain net income from the previous calendar year must also be distributed to avoid the excise tax. The excise tax is imposed on the amount by which the regulated investment company does not meet the foregoing distribution requirements. If each Fund has taxable income that would be subject to the excise tax, each Fund intends to distribute such income so as to avoid payment of the excise tax.

     Under another provision of the Code, any dividend declared by each Fund to shareholders of record in October, November and December of any year will be deemed to have been received by, and will be taxable to shareholders as of December 31 of such year, provided that the dividend is actually paid by each Fund before February 1, of the following year.

     The Funds' policy is to distribute to its shareholders substantially all investment company taxable income as defined in the Code and any net realized capital gains for each year and consistent therewith to meet the distribution requirements of Part I of subchapter M of the Code. The Funds intend to meet the other requirements of Part I of subchapter M, including the requirements with respect to diversification of assets and sources of income, so that the Funds will pay no taxes on net investment income and net realized capital gains distributed to shareholders.

     Under certain circumstances, the sales charge incurred in acquiring shares of the Funds may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of the Funds are disposed of within 90 days after the date on which they were acquired and new shares of a regulated investment company are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss realized on the disposition will be determined by excluding from the tax basis of the shares disposed of all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of the shareholder having incurred a sales charge initially. The portion of the sales charge affected by this rule will be treated as a sales charge paid for the new shares.

     Distributions by the Funds reduce the net asset value of the Funds' shares. Should a distribution reduce the net asset value of a share below a shareholder's cost for the shares, such a distribution nevertheless generally would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time may include the amount of the forthcoming distribution, but the distribution generally would be taxable to them.

     Transactions in options on stock indices are subject to the Code rules of section 1256. Pursuant to these rules, such options, whether sold by the Funds during a taxable year or held by the Funds at the close of its taxable year, will be treated as if sold for their market value, with 40% of any resulting gain or loss treated as short-term and 60% long-term.

     A high portfolio turnover rate may result in the realization of larger amounts of short-term gains, which are taxable to shareholders as ordinary income.

Important Notice Regarding Taxpayer IRS Certification

     Pursuant to IRS Regulations, the Funds may be required to withhold 31% of all reportable payments including any taxable dividends, capital gains distributions or share redemption proceeds, for an account which does not have a taxpayer identification number or social security number and certain required certifications. The Funds reserve the right to refuse to open an account for any person failing to provide a taxpayer identification number along with the required certifications.

     The Funds will furnish shareholders, within 31 days after the end of the calendar year, with information which is required by the Internal Revenue Service for preparing income tax returns. Investors are urged to consult their attorney or tax adviser regarding specific questions as to federal, foreign, state or local taxes.

                         TAX SHELTERED RETIREMENT PLANS

     Shares of the Trust are offered in connection with the following retirement plans or programs: IRA, Rollover IRA, SEP-IRA, SIMPLE IRA, Roth IRA, 401(k), Profit-Sharing and Money Purchase Pension Plans and 403(b) Retirement Programs. Write or call Equity Planning (800) 243-4361 for further information about the plans.


Merrill Lynch Daily K Plan
     Class A Shares of a Fund are made available to Merrill Lynch Daily K Plan (the "Plan") participants at NAV without an initial sales charge if:

 (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management L.P. ("MLAM") that are made available pursuant to a Service Agreement between Merrill Lynch and the fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments");

 (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

 (iii) the Plan has 500 or more eligible employees, as determined by a Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

     Alternatively, Class B Shares of a Fund are made available to Plan participants at NAV without a CDSC if the plan conforms with the requirements for eligibility set for in (i) through (iii) above but either does not meet the $3 million asset threshold or does not have 500 or more eligible employees.

     Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Class B Shares of a Fund convert to Class A Shares once the Plan has reached $5 million invested in Applicable Investments, or after the normal holding period of seven years from the initial date of purchase.


                                THE DISTRIBUTOR

     Pursuant to an Underwriting Agreement with the Funds, Phoenix Equity Planning Corporation (the "Distributor"), an indirect wholly-owned subsidiary of Phoenix Investment Partners, Ltd. and an affiliate of DPIM, serves as distributor for the Funds. As such, the Distributor conducts a continuous offering pursuant to a "best efforts" arrangement requiring the Distributor to take and pay for only such securities as may be sold to the public. The address of the Distributor is 100 Bright Meadow Blvd., P.O. Box 2200, Enfield, Connecticut 06083-2200.


     For the fiscal year ended August 31, 1998 and 1999, purchasers of shares of the Funds paid aggregate sales charges of $785,324 and $1,321,953, of which the Distributor received net commissions of $116,299 and $309,164 for its services, the balance being paid to dealers. For the fiscal year ended August 31, 1999, the distributor received net commissions of $127,483 on Class A Shares and deferred sales charges of $181,681 for Class B and Class C Shares.

     The Underwriting Agreement may be terminated at any time on not more than 60 days written notice, without payment of a penalty, by the Distributor, by vote of a majority of the outstanding voting securities of the Funds, or by vote of a majority of the Funds' Trustees who are not "interested persons" of the Funds and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any related agreements. The Underwriting Agreement will terminate automatically in the event of its assignment.


Dealer Concessions

     Dealers with whom the Distributor has entered into sales agreements receive a discount or commission as set forth below.

                                                                                   Dealer Discount
                                         Sales Charge          Sales Charge         or Agency Fee
       Amount of Transaction            as Percentage          as Percentage       as Percentage of
         at Offering Price            of Offering Price     of Amount Invested      Offering Price
---------------------------------------------------------------------------------------------------
   Less than $50,000                         4.75%                  4.99%                4.25%
   $50,000 but under $100,000                4.50%                  4.71%                4.00%
   $100,000 but under $250,000               3.50%                  3.63%                3.00%
   $250,000 but under $500,000               3.00%                  3.09%                2.75%
   $500,000 but under $1,000,000             2.00%                  2.04%                1.75%
   $1,000,000 or more                        None                   None                 None


     In addition to the dealer discount on purchases of Class A Shares, the Distributor intends to pay investment dealers a sales commission of 4% of the sale price of Class B Shares and a sales commission of 1% of the sale price of Class C Shares sold by such dealers. This sales commission will not be paid to dealers for sales of Class B or Class C Shares purchased by 401(k) participants of the Merrill Lynch Daily K Plan due to a waiver of the CDSC for these Plan participants' purchases. Your broker, dealer or investment adviser may also charge you additional commissions or fees for their services in selling shares to you provided they notify the Distributor of their intention to do so.

     Dealers and other entities who enter into special arrangements with the Distributor may receive compensation for the sale and promotion of shares of the Funds and/or for providing other shareholder services. Such fees are in addition to the sales commissions referenced above and may be based upon the amount of sales of fund shares by a dealer; the provision of assistance in marketing of fund shares; access to sales personnel and information dissemination services; provision of recordkeeping and administrative services to qualified employee benefit plans; and other criteria as established by the Distributor. Depending on the nature of the services, these fees may be paid either from the Funds through distribution fees, service fees or transfer agent fees or in some cases, the Distributor may pay certain fees from its own profits and resources. From its own profits and resources, the Distributor does intend to: (a) sponsor sales contests, training and educational meetings and provide additional compensation to qualifying dealers in the form of trips, merchandise or expense reimbursements; (b) from time to time pay special incentive and retention fees to qualified wholesalers, registered financial institutions and third party marketers; (c) pay broker/dealers an amount equal to 1% of the first $3 million of Class A Share purchases by an account held in the name of a qualified employee benefit plan with at least 100 eligible employees, 0.50% on the next $3 million, plus 0.25% on the amount in excess of $6 million; and (d) excluding purchases as described in (c) above, pay broker/dealers an amount equal to 1% of the amount of Class A Shares sold above $1 million but under $3 million, 0.50% on the next $3 million, plus 0.25% on the amount in excess of $6 million. If part or all of such investment, including investments by qualified employee benefit plans, is subsequently redeemed within one year of the investment date, the broker-dealer will refund to the Distributor such amounts paid with respect to the investment. In addition, the Distributor may pay the entire applicable sales charge on purchases of Class A Shares to selected dealers and agents. From its own resources, the Distributor intends to pay the following additional compensation to Merrill Lynch, Pierce, Fenner & Smith, Incorporated: 0.25% on sales of Class A and B Shares, 0.10% on sales of Class C Shares, 0.10% on sales of Class A Shares sold at net asset value, and 0.10% annually on the average daily net asset value of fund shares on which Merrill Lynch is broker of record and which such shares exceed the amount of assets on which Merrill Lynch is broker of record as of July 1, 1999. Any dealer who receives more than 90% of a sales charge may be deemed to be an "underwriter" under the Securities Act of 1933. Equity Planning reserves the right to discontinue or alter such fee payment plans at any time.


Administrative Services

     Equity Planning also acts as administrative agent of the Funds and as such performs administrative, bookkeeping and pricing functions for the Funds. For its services, Equity Planning will be paid a fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc., as subagent, plus (2) the documented cost to Equity Planning to provide financial reporting and tax services and to oversee the subagent's performance. The current fee schedule of PFPC, Inc. is based upon the average of the aggregate daily net asset values of the Funds, at the following incremental annual rates.

  First $200 million                            .085%
  $200 million to $400 million                   .05%
  $400 million to $600 million                   .03%
  $600 million to $800 million                   .02%
  $800 million to $1 billion                    .015%
  Greater than $1 billion                      .0125%

     Percentage rates are applied to the aggregate daily net asset values of the Funds. PFPC, Inc. also charges minimum fees and additional fees for each additional class of fund shares. Equity Planning retains PFPC, Inc. as subagent for each of the funds for which Equity Planning serves as administrative agent. PFPC, Inc. agreed to a modified fee structure and waived certain charges. Because PFPC, Inc.'s arrangement would have favored smaller funds over larger funds, Equity Planning reallocates PFPC, Inc.'s overall asset-based charges among all funds for which it serves as administrative agent on the basis of the relative net assets of each fund. As a result, the PFPC, Inc. charges to the Fund are expected to be slightly less than the amount that would be found through direct application of the table illustrated above. For its services during the Fund's fiscal year ended August 31, 1999, Equity Planning received $285,310.


                               DISTRIBUTION PLANS

     The Trust has adopted separate amended and restated distribution plans under Rule 12b-1 of the 1940 Act for each class of shares of each series of the Trust (the "Class A Plan," the "Class B Plan," the "Class C Plan," and collectively the "Plans"). The Plans permit the Funds to reimburse the Distributor for expenses incurred in connection with activities intended to promote the sale of shares of each class of shares of the Funds.

     Pursuant to the Plans, the Funds will pay the Distributor 0.25% of the average daily net assets of the Funds for providing services to shareholders including assistance with inquiries related to shareholder accounts (the "Service Fee"). Pursuant to the Plans, the Funds may reimburse the Distributor monthly for actual expenses of the Distributor up to 0.75% of the average daily net assets of the Funds' Class B and of Class C Shares. Expenditures under the Plans shall consist of: (i) commissions to sales personnel for selling shares of the Funds (including underwriting fees and financing expenses incurred in connection with the payment of commissions); (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions which have entered into agreements with the Distributor in the form of the Dealer Agreement for Phoenix Funds for services rendered in connection with the sale and distribution of shares of the Funds; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Funds; (v) the costs of preparing and distributing promotional materials; (vi) the cost of printing the Funds' Prospectuses and Statements of Additional Information for distribution to potential investors; and (vii) such other similar services that the Trustees of the Funds determine are reasonably calculated to result in the sale of shares of the Funds.

     From the Service Fee the Distributor expects to pay a quarterly fee to qualifying broker/dealer firms, as compensation for providing personal services and/or the maintenance of shareholder accounts, with respect to shares sold by such firms. This fee will not exceed on an annual basis 0.25% of the average annual net asset value of such shares, and will be in addition to sales charges on Fund shares which are re-allowed to such firms. To the extent that the entire amount of the Service Fee is not paid to such firms, the balance will serve as compensation for personal and account maintenance services furnished by the Distributor.


     From its own resources or pursuant to the Plan, and subject to the dealers' prior approval, the Distributor may provide additional compensation to registered representatives of dealers in the form of travel expenses, meals, and lodging associated with training and educational meetings sponsored by the Distributor. The Distributor may also provide gifts amounting in value to less than $100, and occasional meals or entertainment, to registered representatives of dealers. Any such travel expenses, meals, lodging, gifts or entertainment paid will not be preconditioned upon the registered representatives' or dealers' achievement of a sales target. The Distributor may, from time to time, reallow the entire portion of the sales charge on Class A shares which it normally retains to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.


     In order to receive payments under the Plans, participants must meet such qualifications to be established in the sole discretion of the Distributor, such as services to the Funds' shareholders; or services providing the Funds with more efficient methods of offering shares to coherent groups of clients, members or prospects of a participant; or services permitting bulking of purchases or sales, or transmission of such purchases or sales by computerized tape or other electronic equipment; or other processing.


     For the fiscal year ended August 31, 1998 the Funds paid Rule 12b-1 Fees in the amount of $1,670,086 of which the Distributor received $1,233,624, W.S. Griffith & Co., an affiliate, received $62,357 and unaffiliated broker-dealers received $374,105. The Rule 12b-1 payments were used for (1) compensation to dealers, $2,987,979; (2) compensation to sales personnel, $1,897,861; (3) advertising, $1,177,083; (4) service costs, $106,504; (5) printing and mailing of prospectuses to other than current shareholders, $36,804; and (6) other, $367,886. The Distributor's expenses from selling and servicing Class B Shares may be more than the payments received from contingent deferred sales charges collected on redeemed shares and from the Fund under the Class B Plan. Those expenses may be carried over and paid in future years. At August 31, 1999, the end of the last Plan year, the Distributor had incurred unreimbursed expenses under the Class B Plan of $3,901,727 (equal to 0.91% of the Fund's net assets) which have been carried over into the present Class B Plan year.


     The fee received by the Distributor under the early years of the Plans is not likely to reimburse the Distributor for the total distribution expenses it will actually incur as a result of the Funds having fewer assets and the Distributor incurring greater promotional expenses during the start-up phase. If the Plans are terminated in accordance with their terms, the obligations of the Funds to make payments to the Distributor pursuant to the Plans will cease and the Funds will not be required to make any payments past the date on which each Plan terminates.

     On a quarterly basis, the Funds' Trustees review a report on expenditures under the Plans and the purposes for which expenditures were made. The Trustees conduct an additional, more extensive review annually in determining whether the Plans will be continued. By its terms, continuation of the Plans from year to year is contingent on annual approval by a majority of the Funds' Trustees and by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or any related agreements (the "Plan Trustees"). The Plans provide that they may not be amended to increase materially the costs which the Funds may bear pursuant to the Plans without approval of the shareholders of the Funds and that other material amendments to the Plans must be approved by a majority of the Plan Trustees by vote cast in person at a meeting called for the purpose of considering such amendments. The Plans further provides that while it is in effect, the selection and nomination of Trustees who are not "interested persons" shall be committed to the discretion of the Trustees who are not "interested persons." The Plans may be terminated at any time by vote of a majority of the Plan Trustees or a majority of the outstanding shares of the Funds. The Trustees have concluded that there is a reasonable likelihood that the Plans will benefit the Fund and all classes of shareholders.


     The National Association of Securities Dealers (the "NASD"), regards certain distribution fees as asset-based sales charges subject to NASD sales load limits. The NASD's maximum sales charge rule may require the Trustees to amend the Plans.


                            MANAGEMENT OF THE TRUST

     The Trustees of the Trust are responsible for the overall supervision of the operations of the Trust and perform the various duties imposed on Trustees by the 1940 Act and Massachusetts business trust law.

Trustees and Officers

     The Trustees and Officers of the Trust and their business affiliations for the past five years are set forth below and, unless otherwise noted, the address of each executive officer and Trustee is 56 Prospect Street, Hartford, Connecticut, 06115-0480.



                           Positions Held                       Principal Occupations
Name, Address and Age      With the Trust                      During the Past 5 Years
---------------------      --------------                      -----------------------
Robert Chesek (65)         Trustee            Trustee/Director, Phoenix Funds (1981-present), Phoenix-
49 Old Post Road                              Aberdeen Series Fund and Phoenix Duff & Phelps
Wethersfield, CT 06109                        Institutional Mutual Funds (1996-present). Director (1981-
                                              1994) and Chairman (1992-1994), Phoenix Investment
                                              Counsel, Inc. Vice President, Common Stock (1991-1994),
                                              Phoenix Home Life Mutual Insurance Company.

E. Virgil Conway (70)      Trustee            Chairman, Metropolitan Transportation Authority (1992-present).
9 Rittenhouse Road                            Trustee/Director, Consolidated Edison Company of New York,
Bronxville, NY 10708                          Inc. (1970-present), Pace University (1978-present), Atlantic
                                              Mutual Insurance Company (1974-present), HRE Properties
                                              (1989-present), Greater New York Councils, Boy Scouts of
                                              America (1985-present), Union Pacific Corp. (1978-present),
                                              Blackrock Freddie Mac Mortgage Securities Fund (Advisory
                                              Director) (1990-present), Centennial Insurance Company (1974-
                                              present), Josiah Macy, Jr., Foundation (1975-present), Harlem
                                              Youth Development Foundation (1987-present), Accuhealth
                                              (1994-present), Trism, Inc. (1994-present), Realty Foundation of
                                              New York (1972-present), New York Housing Partnership
                                              Development Corp. (Chairman) (1981-present) and Academy of
                                              Political Science (Vice Chairman) (1985-present). Trustee/
                                              Director, the Phoenix Funds (1993-present), Phoenix-Aberdeen
                                              Series Fund and Phoenix Duff & Phelps Institutional Mutual
                                              Funds (1996-present). Director, Duff & Phelps Utilities Tax-Free
                                              Income Inc. and Duff & Phelps Utility and Corporate Bond Trust
                                              Inc. (1995-present). Chairman/Member, Audit Committee of the
                                              City of New York (1981-1996). Advisory Director, Blackrock
                                              Fannie Mae Mortgage Securities Fund (1989-1996) and Fund
                                              Directions (1993-1998). Member (1990-1995), Chairman (1992-
                                              1995), Financial Accounting Standards Advisory Council.

                               Positions Held                          Principal Occupations
Name, Address and Age          With the Trust                          During the Past 5 Years
---------------------          --------------                          -----------------------
Harry Dalzell-Payne (70)       Trustee            Trustee/Director, Phoenix Funds (1983-present), Phoenix-
330 East 39th Street                              Aberdeen Series Fund and Phoenix Duff & Phelps
Apartment 29G                                     Institutional Mutual Funds (1996-present), Phoenix-Seneca
New York, NY 10016                                Funds (1999-present). Director, Duff & Phelps Utilities Tax-
                                                  Free Income Inc. and Duff & Phelps Utility and Corporate
                                                  Bond Trust Inc. (1995-present). Formerly a Major General of the British Army.

*Francis E. Jeffries (69)      Trustee            Director/Trustee, Phoenix Funds (1995-present). Phoenix-
6585 Nicholas Blvd.                               Aberdeen Series Fund and Phoenix Duff & Phelps
Apt. 1601                                         Institutional Mutual Funds (1996-present). Director, Duff &
Naples, FL 33963                                  Phelps Utilities Income Inc. (1987-present), Duff & Phelps
                                                  Utilities Tax-Free Income Inc. (1991-present) and Duff &
                                                  Phelps Utility and Corporate Bond Trust Inc. (1993-present).
                                                  Director, The Empire District Electric Company (1984-
                                                  present). Director (1989-1997), Chairman of the Board (1993-
                                                  1997), President (1989-1993), and Chief Executive Officer
                                                  (1989-1995), Phoenix Investment Partners, Ltd.

Leroy Keith, Jr. (60)          Trustee and        Chairman and Chief Executive Officer, Carson Products Company
Chairman and Chief             President          (1995-present). Trustee/Director, Phoenix Funds (1980-present),
Executive Officer                                 Phoenix-Aberdeen Series Fund and Phoenix Duff & Phelps
Carson Product Company                            Institutional Mutual Funds (1996-present). Director, Equifax
64 Ross Road                                      Corporation (1991-present) and Evergreen International Fund,
Savannah, GA 30750                                Inc. (1989-present). Trustee, Evergreen Liquid Trust, Evergreen
                                                  Tax Exempt Trust, Evergreen Tax Free Fund, Master Reserves
                                                  Trust and Master Reserves Tax Free Trust.

*Philip R. McLoughlin (53)     Trustee            Chairman (1997-present), Director (1995-present), Vice
                                                  Chairman (1995-1997) and Chief Executive Officer (1995-
                                                  present), Phoenix Investment Partners, Ltd. Executive Vice
                                                  President, Investments Company (1988-present), Phoenix
                                                  Home Life Mutual Insurance Company. Director/Trustee and
                                                  President, Phoenix Funds (1989-present), Phoenix-Aberdeen
                                                  Series Fund and Phoenix Duff & Phelps Institutional Mutual
                                                  Funds (1996-present). Director, Duff & Phelps Utilities Tax-
                                                  Free Income Inc. and Duff & Phelps Utility and Corporate
                                                  Bond Trust Inc. (1995-present). Trustee, Phoenix-Seneca
                                                  Funds (1999-present). Director (1983-present) and Chairman
                                                  (1995-present), Phoenix Investment Counsel, Inc. Director
                                                  (1984-present) and President (1990-present), Phoenix Equity
                                                  Planning Corporation. Director, Phoenix Realty Group, Inc.
                                                  (1994-present), PXRE Corporation (Delaware) (1985-present)
                                                  and World Trust Fund (1991-present). Director and Executive
                                                  Vice President, Phoenix Life and Annuity Company (1996-
                                                  present). Director and Executive Vice President, PHL Variable
                                                  Insurance Company (1995-present). Director, Phoenix Charter
                                                  Oak Trust Company (1996-present). Director and Vice
                                                  President, PM Holdings, Inc. (1985-present). Director, PHL
                                                  Associates, Inc. (1995-present). Director (1992-present) and
                                                  President (1992-1994), W.S. Griffith & Co., Inc.

Everett L. Morris (71)         Trustee            Vice President, W.H. Reaves and Company (1993-present).
164 Laird Road                                    Director/Trustee, Phoenix Funds (1995-present), Phoenix-
Colts Neck, NJ 07722                              Aberdeen Series Fund and Phoenix Duff & Phelps Institutional
                                                  Mutual Funds (1996-present). Director, Duff & Phelps Utilities
                                                  Tax-Free Income Inc. (1991-present) and Duff & Phelps Utility and Corporate Bond Trust Inc. (1993-present).

                                Positions Held                         Principal Occupations
Name, Address and Age           With the Trust                         During the Past 5 Years
---------------------           --------------                         -----------------------
*James M. Oates (53)            Trustee            Chairman, IBEX Capital Markets Inc. (formerly IBEX Capital
Managing Director                                  Markets LLC) (1997-present). Managing Director, Wydown
The Wydown Group                                   Group (1994-present). Director, Phoenix Funds (1987-present),
IBEX Capital Markets Inc.                          Phoenix-Aberdeen Series Fund and Phoenix Duff & Phelps
60 State Street                                    Institutional Mutual Funds (1996-present). Director, AIB
Suite 950                                          Govett Funds (1991-present), Investors Financial Services
Boston, MA 02109                                   Corporation (1995-present), Plymouth Rubber Co. (1995-
                                                   present), Stifel Financial (1996-present), Command Systems,
                                                   Inc. (1998-present), Connecticut River Bancorp (1998-present)
                                                   and Endowment for Health (1999-present). Member, Chief
                                                   Executives Organization (1996-present). Vice Chairman,
                                                   Massachusetts Housing Partnership (1992-1999). Director,
                                                   Blue Cross and Blue Shield of New Hampshire (1994-1999).

*Calvin J. Pedersen (57)        Trustee            Director (1986-present), President (1993-present) and
Phoenix Investment                                 Executive Vice President (1992-1993), Phoenix Investment
Partners, Ltd.                                     Partners, Ltd. Director/Trustee, Phoenix Funds (1995-present),
55 East Monroe Street                              Phoenix-Aberdeen Series Fund and Phoenix Duff & Phelps
Suite 3600                                         Institutional Mutual Funds (1996-present). President and
Chicago, IL 60603                                  Chief Executive Officer, Duff & Phelps Utilities Tax-Free
                                                   Income Inc. (1995-present), Duff & Phelps Utility and
                                                   Corporate Bond Trust Inc. (1995-present) and Duff & Phelps
                                                   Utilities Income Inc. (1994-present).

Herbert Roth, Jr. (71)          Trustee            Trustee/Director, the Phoenix Funds (1980-present), Phoenix-
134 Lake Street                                    Aberdeen Series Fund and Phoenix Duff & Phelps
P.O. Box 909                                       Institutional Mutual Funds (1996-present). Director, Boston
Sherborn, MA 01770                                 Edison Company (1978-present), Landauer, Inc. (medical
                                                   services) (1970-present), Tech Ops./Sevcon, Inc. (electronic controllers) (1987-present), and Mark IV Industries
                                                   (diversified manufacturer) (1985-present). Member, Directors
                                                   Advisory Council, Phoenix Home Life Mutual Insurance
                                                   Company (1998-present). Director, Phoenix Home Life Mutual and Insurance Company (1972-1998).

Richard E. Segerson (53)        Trustee            Managing Director, Northway Management Company (1993-
102 Valley Road                                    present). Trustee/Director, Phoenix Funds (1993-present),
New Canaan, CT 07840                               Phoenix-Aberdeen Series Fund and Phoenix Duff & Phelps
                                                   Institutional Mutual Funds (1996-present). Managing Director,
                                                   Mullin Associates (1993-1998).

Lowell P. Weicker, Jr. (68)     Trustee            Trustee/Director, Phoenix Funds (1995-present), Phoenix-
731 Lake Avenue                                    Aberdeen Series Fund and Phoenix Duff & Phelps
Greenwich, CT 06830                                Institutional Mutual Funds (since 1996). Director, UST Inc.
                                                   (1995-present), Burroughs Welcome Fund (1996-present),
                                                   HPSC Inc. (1995-present), and Compuware (1996-present).
                                                   Visiting Professor, University of Virginia (1997-present).
                                                   Director, Duty Free International, Inc. (1997). Chairman,
                                                   Dresing, Lierman, Weicker (1995-1997). Governor of the State
                                                   of Connecticut (1991-1995).

                             Positions Held                         Principal Occupations
Name, Address and Age       With the Trust                         During the Past 5 Years
---------------------       --------------                         -----------------------
Michael E. Haylon (41)      Executive          Director and Executive Vice President--Investments, Phoenix
                            Vice               Investment Partners, Ltd. (1995-present). Executive Vice
                            President          President, Phoenix Funds (1995-present) and Phoenix-
                                               Aberdeen Series Fund (1996-present). Executive Vice
                                               President (1997-present), Vice President (1996-1997),
                                               Phoenix Duff & Phelps Institutional Mutual Funds. Director,
                                               (1994-present) and President (1995-present), Executive Vice
                                               President (1994-1995), Vice President (1991-1994), Phoenix
                                               Investment Counsel, Inc. Senior Vice President, Securities
                                               Investments, Phoenix Home Life Mutual Insurance Company
                                               (1993-1995).

Steven L. Colton (40)       Vice               Managing Director, Value Equities, Phoenix Investment
                            President          Counsel, Inc. (1997-present). Vice President, Phoenix Series
                                               Fund (1997-present). Vice President and Senior Portfolio
                                               Manager, American Century Investment Management (1987-
                                               1997). Portfolio Manager, American Century/Benham Income
                                               and Growth Fund (1990-1997) and American Century/Benham
                                               Equity Growth Fund (1991-1996) and American Century/
                                               Benham Utilities Income Fund (1993-1997).

William R. Moyer (55)       Vice               Executive Vice President and Chief Financial Officer (1999-
100 Bright Meadow Blvd.     President          present), Senior Vice President (1994-1999), Phoenix
P.O. Box 2200                                  Investment Partners, Ltd. Director (1998-present), Senior Vice
Enfield, CT 06083                              President, Finance (1990-present), Chief Financial Officer
                                               (1996-present) and Treasurer (1994-1996 and 1998-present),
                                               Phoenix Equity Planning Corporation. Director (1998-present),
                                               Senior Vice President (1990-present), Chief Financial Officer
                                               (1996-present) and Treasurer (1994-present), Phoenix
                                               Investment Counsel, Inc. Senior Vice President and Chief
                                               Financial Officer, Duff & Phelps Investment Management Co.
                                               (1996-present). Vice President, Phoenix Funds (1990-present),
                                               Phoenix-Aberdeen Series Fund and Phoenix Duff & Phelps
                                               Institutional Mutual Funds (1996-present). Vice President,
                                               Investment Products Finance, Phoenix Home Life Mutual
                                               Insurance Company (1990-1995). Senior Vice President, Chief
                                               Financial Officer and Treasurer, W.S. Griffith & Co., Inc.
                                               (1992-1995) and Townsend Financial Advisers, Inc. (1993-1995).

Diane L. Mustain (39)       Vice               Executive Vice President (1996-present), Senior Vice
                            President          President (1995-1996) and Vice President (1993-1995), Duff
                                               & Phelps Investment Management Co.
Leonard J. Saltiel (45)     Vice               Managing Director, Operations and Service (1996-present),
                            President          Phoenix Equity Planning Corporation. Vice President, Phoenix
                                               Funds (1994-present), Phoenix-Aberdeen Series Fund and
                                               Phoenix Duff & Phelps Institutional Mutual Funds (1996-
                                               present). Senior Vice President, Phoenix Investment Partners,
                                               Ltd. (1999-present). Vice President, Investment Operations,
                                               Phoenix Home Life Mutual Insurance Company (1994-1995).
                                               Various positions with Phoenix Home Life Mutual Insurance
                                               Company (1987-1994).

                           Positions Held                          Principal Occupations
Name, Address and Age     With the Trust                          During the Past 5 Years
---------------------     --------------                          -----------------------
Nancy G. Curtiss (47)     Treasurer          Vice President, Fund Accounting (1994-present) and Treasurer
                                             (1996-present), Phoenix Equity Planning Corporation. Treasurer,
                                             Phoenix Funds (1994-present), Phoenix Duff & Phelps
                                             Institutional Mutual Funds (1995-present) and Phoenix-Aberdeen
                                             Series Fund (1996-present). Second Vice President and
                                             Treasurer, Fund Accounting, Phoenix Home Life Mutual
                                             Insurance Company (1994-1995). Various positions with Phoenix
                                             Home Life Insurance Company (1987-1994).

G. Jeffrey Bohne (52)     Secretary          Vice President and General Manager (1993-present), Phoenix
101 Munson Street                            Home Life Mutual Insurance Company. Vice President,
Greenfield, MA 01301                         Transfer Agent Operations (1993-1996) and Mutual Fund
                                             Customer Service (1996-present), Phoenix Equity Planning
                                             Corporation. Secretary/Clerk, Phoenix Funds (1993-present),
                                             Phoenix-Aberdeen Series Fund and Phoenix Duff & Phelps
                                             Institutional Mutual Funds (1996-present). Vice President,
                                             Home Life of New York Insurance Company (1984-1992).


-----------------

* Indicates that the Trustee is an "interested person" of the Trust within the meaning of the definition set forth in Section 2(a)(19) of the Investment Company Act of 1940.


For services rendered to the Fund for the fiscal year ended August 31, 1999, the Trustees received aggregate remuneration of $31,475.


     For services on the Boards of Directors/Trustees of the Phoenix Funds, each Trustee who is not a full-time employee of the Advisers or any of its affiliates currently receives a retainer at the annual rate of $40,000 and a fee of $2,500 per joint meeting of the Boards. Each Trustee who serves on the Audit Committee receives a retainer at the annual rate of $2,000 and a fee of $2,000 per joint Audit Committee meeting attended. Each Trustee who serves on the Nominating Committee receives a retainer at the annual rate of $1,000 and a fee of $1,000 per joint Nominating Committee meeting attended. Each Trustee who serves on the Executive Committee and who is not an interested person of the Fund receives a retainer at the annual rate of $2,000 and $2,000 per joint Executive Committee meeting attended. The function of the Executive Committee is to serve as a contract review, compliance review and performance review delegate of the full Board of Trustees. Trustee costs are allocated equally to each of the Series and Funds within the Fund complex. The foregoing fees do not include the reimbursement of expenses incurred in connection with meeting attendance. Officers and employees of the Adviser who are interested persons are compensated by the Adviser and receive no compensation from the Fund.

     For the Funds' last fiscal year, the Trustees received the following compensation:


                                                                                              Total
                                                                                           Compensation
                                                  Pension or                              From Fund and
                              Aggregate      Retirement Benefits        Estimated          Fund Complex
                            Compensation       Accrued as Part       Annual Benefits        (14 Funds)
          Name                From Fund        of Fund Expenses      Upon Retirement     Paid to Trustees
------------------------   --------------   ---------------------   -----------------   -----------------
Robert Chesek                 $2,838               None                  None                $62,750
E. Virgil Conway+             $3,750               for any               for any             $83,250
Harry Dalzell-Payne+          $3,338               Trustee               Trustee             $73,750
Francis E. Jeffries           $2,750*                                                        $61,000
Leroy Keith, Jr.              $2,838                                                         $62,750
Philip R. McLoughlin+         $    0                                                         $     0
Everett L. Morris+            $3,250                                                         $72,750
James M. Oates+               $3,250                                                         $72,250
Calvin Pedersen               $    0                                                         $     0
Herbert Roth, Jr.+            $2,963                                                         $66,000
Richard E. Segerson           $3,250*                                                        $72,000
Lowell P. Weicker, Jr.        $3,250                                                         $71,000



*This compensation (and the earnings thereon) will be deferred pursuant to the Directors' Deferred Compensation Plan. At September 30, 1999, the total amount of deferred compensation (including interest and other accumulation earned on the original amounts deferred) accrued for Messrs. Jeffries, Morris, Roth and Segerson was $241,931.17, $153,651.87, $152,500.93 and $55,754.74,
respectively. At present, by agreement among the Trust, the Distributor and the electing director, director fees that are deferred are paid by the Trust to the Distributor. The liability for the deferred compensation obligation appears only as a liability of the Distributor.

+Messrs. Conway, Dalzell-Payne, McLoughlin, Morris, Oates and Roth are members of the Executive Committee.


At December 7, 1999, the Trustees and Officers as a group owned less than 1% of the outstanding shares of the Trust.


Principal Shareholders


     The following table sets forth information as of December 3, 1999 with respect to each person who owns of record or is known by the Funds to own of record or beneficially own 5% or more of any class of each Fund's equity securities.




Name of Shareholder                 Class       Number of Shares     Percent of Class
-------------------                 -----       ----------------     ----------------
Core Equity Fund

Phoenix Home Life                   Class A        1,467,238.2820          61.23%
56 Prospect St.
Hartford, CT 06103-2818

Bank of New York Cust               Class A          167,959.3430           7.01%
FBO Local One IATSE Amivest Corp
Discretionary
Investment Mgr.
1 Wall St 9th Fl
New York, NY 10005-2501

MLPF&S For The Sole                 Class B          464,168.1060          64.60%
Benefit of its Customers            Class C          138,745.0520          72.96%
ATTN: Fund Administration
4800 Deer Lake Dr. E 3rd Fl
Jacksonville, FL 32246-6484

Donaldson Lufkin Jenrette           Class C           14,683.2170           7.72%
Securities Corporation Inc.
PO Box 2052
Jersey City, NJ 07303-2052

Growth & Income Fund

MLPF&S For The Sole                 Class B        1,282,226.6860          15.75%
Benefit of its Customers            Class C          729,342.0280          14.84%
ATTN: Fund Administration
4800 Deer Lake Dr. E 3rd Fl
Jacksonville, FL 32246-6484


                               OTHER INFORMATION

Capital Stock

The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Trust currently offers shares in different Funds and different classes of those Funds. Holders of shares of a Fund have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to that Fund, except that Class B and C Shares of any Fund, which bear higher distribution plan fees and certain incrementally higher expenses associated with the deferred sales arrangement, pay correspondingly lower dividends per share than Class A Shares of the same Fund. Shareholders of all Funds vote on the election of Trustees. On matters affecting an individual Fund (such as approval of an investment advisory agreement or a change in fundamental investment policies) and on matters affecting an individual class (such as approval of matters relating to a Plan of Distribution for a particular class of shares), a separate vote of that Fund or class is required. Trustees will call a meeting when at least 10% of the outstanding shares so request in writing. If the Trustees fail to call a meeting after being so notified, the Shareholders may call the meeting. The Trustees will assist the Shareholders by identifying other shareholders of mailing communications, as required under Section 16(c) of the Investment Company Act of 1940.

Shares are fully paid, nonassessable, redeemable and fully transferable when they are issued. Shares do not have cumulative voting rights, preemptive rights or subscription rights. The assets received by the Funds for the issue or sale of shares of each Fund, and any class thereof and all income, earnings, profits and proceeds thereof, are allocated to such Fund, and class, respectively, subject only to the rights of creditors, and constitute the underlying assets of such Fund or class. The underlying assets of each

Fund are required to be segregated on the books of account, and are to be charged with the expenses in respect to such Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund or class will be allocated by or under the direction of the Trustees as they determine fair and equitable.

Unlike the stockholders of a corporation, there is a possibility that the shareholders of a business trust such as the Trust may be personally liable for debts or claims against the Trust. The Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust and that every written agreement, undertaking or obligation made or issued by the Trust shall contain a provision to that effect. The Declaration of Trust provides for indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability, which is considered remote, is limited to circumstances in which the Trust would be unable to meet its obligations.

Independent Accountants

     PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110 has been selected as the independent accountants for the Funds. PricewaterhouseCoopers LLP audits the Funds' annual financial statements and expresses an opinion thereon.

Custodian and Transfer Agent

     State Street Bank and Trust Company ("State Street"), P.O. Box 351, Boston, MA 02101, serves as custodian of the Funds' assets (the "Custodian"). Equity Planning, 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, CT 06083-2200, acts as Transfer Agent for the Funds (the "Transfer Agent"). As compensation, Equity Planning receives a fee equivalent to $17.95 for each designated shareholder account, plus out-of-pocket expenses. Transfer Agent fees are also utilized to offset costs and fees paid to subtransfer agents employed by Equity Planning. State Street Bank and Trust Company serves as a subtransfer agent pursuant to a Subtransfer Agency Agreement.


Report to Shareholders

     The fiscal year of the Funds end on August 31. The Funds will send financial statements to shareholders at least semi-annually. An annual report, containing financial statements audited by independent accountants, will be sent to shareholders each year.

Financial Statements

     The Financial Statements for the Fund's fiscal year ended August 31, 1999, appearing in the Fund's 1999 Annual Report to Shareholders, are incorporated herein by reference.

                                    APPENDIX

Moody's Investors Service, Inc. Corporate Bond Ratings

     Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa Group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's Corporation's Corporate Bond Ratings
     AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

     BB-B-CCC-CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                         INVESTMENTS AT AUGUST 31, 1999


                                          SHARES         VALUE
                                        -----------   -----------
COMMON STOCKS--98.8%
BANKS (MAJOR REGIONAL)--2.0%
Wells Fargo Co......................       26,100   $ 1,039,106

BANKS (MONEY CENTER)--1.4%
Bank of America Corp................       12,678       767,019

BUILDING MATERIALS--3.0%
Masco Corp..........................       55,400     1,568,512
CHEMICALS--1.8%
Dow Chemical Co.....................        4,150       471,544
Praxair, Inc........................       10,650       500,550
                                                    -----------
                                                        972,094
                                                    -----------
COMMUNICATIONS EQUIPMENT--1.4%
Lucent Technologies, Inc............       12,000       768,750

COMPUTERS (HARDWARE)--5.9%
International Business Machines
Corp................................       14,850     1,849,753
Sun Microsystems, Inc.(b)...........       16,300     1,295,850
                                                    -----------
                                                      3,145,603
                                                    -----------

COMPUTERS (NETWORKING)--2.2%
Cisco Systems, Inc.(b)..............       17,624     1,195,127

COMPUTERS (PERIPHERALS)--2.3%
EMC Corp.(b)........................       20,500     1,230,000

COMPUTERS (SOFTWARE & SERVICES)--1.8%
Microsoft Corp.(b)..................       10,200       944,137

                                          SHARES         VALUE
                                        -----------   -----------

CONSUMER FINANCE--1.5%
Providian Financial Corp............       10,000   $   776,250

ELECTRIC COMPANIES--4.1%
Duke Energy Corp....................       28,300     1,627,250
FPL Group, Inc......................       10,600       572,400
                                                    -----------
                                                      2,199,650
                                                    -----------

ELECTRICAL EQUIPMENT--4.8%
Emerson Electric Co.................       15,200       951,900
General Electric Co.................       14,250     1,600,453
                                                    -----------
                                                      2,552,353
                                                    -----------

ELECTRONICS (SEMICONDUCTORS)--1.0%
Intel Corp..........................        6,400       526,000

FINANCIAL (DIVERSIFIED)--5.8%
CIT Group, Inc. (The)...............       61,900     1,473,994
Fannie Mae..........................       26,150     1,624,569
                                                    -----------
                                                      3,098,563
                                                    -----------

HEALTH CARE (DIVERSIFIED)--4.7%
Abbott Laboratories.................       11,500       498,812
American Home Products Corp.........       22,000       913,000
Warner-Lambert Co...................       16,300     1,079,875
                                                    -----------
                                                      2,491,687
                                                    -----------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.4%
Lilly (Eli) & Co....................        3,000       223,875

                       See Notes to Financial Statements                       5

Phoenix-Duff & Phelps Core Equity Fund


                                        SHARES         VALUE
                                      -----------   -----------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--3.2%
Medtronic, Inc......................       21,500   $ 1,682,375

HOUSEHOLD FURNISHINGS & APPLIANCES--3.0%
Maytag Corp.........................       25,450     1,593,806

HOUSEHOLD PRODUCTS (NON-DURABLE)--4.4%
Clorox Co. (The)....................       27,400     1,239,850
Procter & Gamble Co. (The)..........       11,100     1,101,675
                                                    -----------
                                                      2,341,525
                                                    -----------

INSURANCE (MULTI-LINE)--1.5%
Hartford Financial Services Group,
Inc. (The)..........................       17,400       790,612

INSURANCE (PROPERTY-CASUALTY)--5.5%
Allstate Corp. (The)................       25,100       823,594
MGIC Investment Corp................       47,800     2,076,312
                                                    -----------
                                                      2,899,906
                                                    -----------
INSURANCE BROKERS--1.8%
Marsh & McLennan Companies, Inc.....       13,250       964,766
MANUFACTURING (DIVERSIFIED)--4.5%
AlliedSignal, Inc...................       16,300       998,375
Tyco International Ltd..............       13,900     1,408,244
                                                    -----------
                                                      2,406,619
                                                    -----------

OFFICE EQUIPMENT & SUPPLIES--2.5%
Pitney Bowes, Inc...................       22,250     1,312,750
OIL & GAS (EXPLORATION & PRODUCTION)--1.5%
Unocal Corp.........................       18,500       774,687
OIL (DOMESTIC INTEGRATED)--3.0%
Conoco, Inc. Class A................       60,000     1,605,000

OIL (INTERNATIONAL INTEGRATED)--1.5%
Mobil Corp..........................        7,650       783,169
PERSONAL CARE--1.8%
Avon Products, Inc..................       21,300       934,538

RESTAURANTS--2.8%
McDonald's Corp.....................       35,500     1,468,813

                                        SHARES         VALUE
                                      -----------   -----------

RETAIL (DRUG STORES)--2.7%
CVS Corp............................       34,200   $ 1,425,713

RETAIL (FOOD CHAINS)--1.9%
Albertson's, Inc....................       21,150     1,013,878

RETAIL (GENERAL MERCHANDISE)--3.8%
Dayton Hudson Corp..................       34,850     2,021,300

SAVINGS & LOAN COMPANIES--2.1%
Washington Mutual, Inc..............       35,850     1,138,238

SERVICES (ADVERTISING/MARKETING)--2.6%
Omnicom Group, Inc..................       18,000     1,356,750

SERVICES (DATA PROCESSING)--2.9%
First Data Corp.....................       34,800     1,531,200

TELEPHONE--1.7%
GTE Corp............................       13,550       929,869
----------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $48,111,189)                        52,474,240
----------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--98.8%
(IDENTIFIED COST $48,111,189)                        52,474,240
----------------------------------------------------------------

SHORT-TERM OBLIGATIONS--0.9%

MONEY MARKET MUTUAL FUNDS--0.9%
State Street Global Advisors Seven
Seas Money Market Fund (4.91% seven
day effective yield)................      474,493       474,493
----------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $474,493)                              474,493
----------------------------------------------------------------

TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $48,585,682)                        52,948,733(a)
Cash and receivables, less liabilities--0.3%            147,076
                                                    -----------
NET ASSETS--100.0%                                  $53,095,809
                                                    ===========

(a)                     Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $7,246,821 and gross depreciation of $3,062,735 for
                        federal income tax purposes. At August 31, 1999, the
                        aggregate cost of securities for federal income tax purposes was $48,764,647.
(b)                     Non-income producing.

6                      See Notes to Financial Statements

Phoenix-Duff & Phelps Core Equity Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 1999

ASSETS
Investment securities at value
  (Identified cost $48,585,682)       $52,948,733
Receivables
  Investment securities sold            1,190,420
  Dividends and interest                  108,381
  Receivable from adviser                  50,183
  Fund shares sold                         38,929
Prepaid expenses                            1,014
                                      -----------
    Total assets                       54,337,660
                                      -----------
LIABILITIES
Payables
  Investment securities purchased       1,102,001
  Fund shares repurchased                  50,635
  Distribution fee                         19,225
  Transfer agent fee                       14,739
  Trustees' fee                             8,617
  Financial agent fee                       7,077
Accrued expenses                           39,557
                                      -----------
    Total liabilities                   1,241,851
                                      -----------
NET ASSETS                            $53,095,809
                                      ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of
  beneficial interest                 $47,885,539
Accumulated net realized gain             847,219
Net unrealized appreciation             4,363,051
                                      -----------
NET ASSETS                            $53,095,809
                                      ===========
CLASS A
Shares of beneficial interest
  outstanding, $1 par value,
  unlimited authorization
  (Net Assets $41,272,227)              3,336,601
Net asset value per share                  $12.37
Offering price per share
  $12.37/(1-4.75%)                         $12.99
CLASS B
Shares of beneficial interest
  outstanding, $1 par value,
  unlimited authorization
  (Net Assets $9,332,840)                 764,695
Net asset value and offering price
  per share                                $12.20
CLASS C
Shares of beneficial interest
  outstanding, $1 par value,
  unlimited authorization
  (Net Assets $2,490,742)                 204,015
Net asset value and offering price
  per share                                $12.21

                            STATEMENT OF OPERATIONS
                           YEAR ENDED AUGUST 31, 1999

INVESTMENT INCOME
Dividends                              $  630,717
Interest                                   34,918
                                       ----------
    Total investment income               665,635
                                       ----------
EXPENSES
Investment advisory fee                   380,849
Distribution fee, Class A                  96,917
Distribution fee, Class B                  90,343
Distribution fee, Class C                  29,617
Distribution fee, Class M                      88
Financial agent fee                        71,702
Transfer agent                             42,764
Registration                               31,039
Printing                                   20,608
Professional                               17,483
Custodian                                  11,837
Trustees                                   11,812
Organizational                              5,018
Miscellaneous                               3,599
                                       ----------
    Total expenses                        813,676
    Less expenses borne by investment
     adviser                              (89,347)
                                       ----------
    Net expenses                          724,329
                                       ----------
NET INVESTMENT LOSS                       (58,694)
                                       ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain on securities           944,586
Net change in unrealized appreciation
  (depreciation) on investments         8,988,251
                                       ----------
NET GAIN ON INVESTMENTS                 9,932,837
                                       ----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                      $9,874,143
                                       ==========

                       See Notes to Financial Statements                       7

Phoenix-Duff & Phelps Core Equity Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                  From
                                                                                Inception
                                                                Year Ended     9/25/97 to
                                                                  8/31/99        8/31/98
                                                                -----------    -----------
FROM OPERATIONS
  Net investment income (loss)                                  $   (58,694)   $   (35,084)
  Net realized gain (loss)                                          944,586        299,408
  Net change in unrealized appreciation (depreciation)            8,988,251     (4,625,200)
                                                                -----------    -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                    9,874,143     (4,360,876)
                                                                -----------    -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class A                                      (261,214)            --
  Net realized gains, Class B                                       (57,305)            --
  Net realized gains, Class C                                       (20,502)            --
  In excess of net investment income, Class A                            --        (25,288)
  In excess of net investment income, Class B                            --         (5,118)
  In excess of net investment income, Class C                            --         (1,736)
  In excess of net investment income, Class M                            --           (233)
                                                                -----------    -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS        (339,021)       (32,375)
                                                                -----------    -----------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (1,335,911 and 2,412,970
    shares, respectively)                                        15,137,826     26,993,822
  Net asset value of shares issued from reinvestment of
    distributions (21,036 and 2,335 shares, respectively)           253,063         23,837
  Cost of shares repurchased (318,410 and 117,241 shares,
    respectively)                                                (3,902,092)    (1,316,501)
                                                                -----------    -----------
Total                                                            11,488,797     25,701,158
                                                                -----------    -----------
CLASS B
  Proceeds from sales of shares (163,890 and 716,086 shares,
    respectively)                                                 1,900,577      8,046,048
  Net asset value of shares issued from reinvestment of
    distributions (1,664 and 166 shares, respectively)               19,857          1,696
  Cost of shares repurchased (94,004 and 23,107 shares,
    respectively)                                                (1,146,586)      (279,158)
                                                                -----------    -----------
Total                                                               773,848      7,768,586
                                                                -----------    -----------
CLASS C
  Proceeds from sales of shares (54,557 and 279,432 shares,
    respectively)                                                   630,490      3,172,538
  Net asset value of shares issued from reinvestment of
    distributions (317 and 85 shares, respectively)                   3,792            865
  Cost of shares repurchased (106,979 and 23,397 shares,
    respectively)                                                (1,323,676)      (253,111)
                                                                -----------    -----------
Total                                                              (689,394)     2,920,292
                                                                -----------    -----------
CLASS M
  Proceeds from sales of shares (0 and 10,123 shares,
    respectively)                                                        --        101,258
  Net asset value of shares issued from reinvestment of
    distributions (0 and 23 shares, respectively)                        --            233
  Cost of shares repurchased (10,032 and 114 shares,
    respectively)                                                  (109,546)        (1,294)
                                                                -----------    -----------
Total                                                              (109,546)       100,197
                                                                -----------    -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS      11,463,705     36,490,233
                                                                -----------    -----------
  NET INCREASE (DECREASE) IN NET ASSETS                          20,998,827     32,096,982
NET ASSETS
  Beginning of period                                            32,096,982              0
                                                                -----------    -----------
  END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $0 AND $10,231,
    RESPECTIVELY]                                               $53,095,809    $32,096,982
                                                                ===========    ===========

8                      See Notes to Financial Statements

Phoenix-Duff & Phelps Core Equity Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                       CLASS A                           CLASS B                           CLASS C
                              --------------------------        --------------------------        --------------------------
                                                 FROM                              FROM                              FROM
                                YEAR           INCEPTION          YEAR           INCEPTION          YEAR           INCEPTION
                                ENDED          9/25/97 TO         ENDED          9/25/97 TO         ENDED          9/25/97 TO
                               8/31/99          8/31/98          8/31/99          8/31/98          8/31/99          8/31/98
Net asset value, beginning
  of period                    $  9.87          $ 10.00           $ 9.81           $10.00           $ 9.82           $10.00
INCOME FROM INVESTMENT
  OPERATIONS(1)
  Net investment income
    (loss)                        0.01(2)(3)         --(2)(3)      (0.08)(2)(4)     (0.08)(2)(4)     (0.08)(2)(5)     (0.08)(2)(5)
  Net realized and
    unrealized gain (loss)        2.57            (0.09)            2.55            (0.08)            2.55            (0.07)
                               -------          -------           ------           ------           ------           ------
      TOTAL FROM
        INVESTMENT
        OPERATIONS                2.58            (0.09)            2.47            (0.16)            2.47            (0.15)
                               -------          -------           ------           ------           ------           ------
LESS DISTRIBUTIONS
  Dividends from net
    realized gains               (0.08)              --            (0.08)              --            (0.08)              --
  In excess of net
    investment income               --            (0.04)              --            (0.03)              --            (0.03)
                               -------          -------           ------           ------           ------           ------
      TOTAL DISTRIBUTIONS        (0.08)           (0.04)           (0.08)           (0.03)           (0.08)           (0.03)
                               -------          -------           ------           ------           ------           ------
Change in net asset value         2.50            (0.13)            2.39            (0.19)            2.39            (0.18)
                               -------          -------           ------           ------           ------           ------
NET ASSET VALUE, END OF
  PERIOD                       $ 12.37          $  9.87           $12.20           $ 9.81           $12.21           $ 9.82
                               =======          =======           ======           ======           ======           ======
Total return(6)                  26.12%           (0.93)%(7)       25.16%           (1.61)%(7)       25.13%           (1.52)%(7)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                  $41,272          $22,683           $9,333           $6,801           $2,491           $2,514

RATIO TO AVERAGE NET
  ASSETS OF:
  Operating expenses              1.25%            1.25%(8)         2.00%            2.00%(8)         2.00%            2.00%(8)
  Net investment income
    (loss)                        0.06%            0.02%(8)        (0.69)%          (0.73)%(8)       (0.70)%          (0.73)%(8)
Portfolio turnover                  82%              83%(7)           82%              83%(7)           82%              83%(7)

(1) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.

(2)  Computed using average shares outstanding.

(3) Includes reimbursement of operating expenses by investment adviser of $0.02 and $0.19, respectively.

(4) Includes reimbursement of operating expenses by investment adviser of $0.02 and $0.19, respectively.

(5) Includes reimbursement of operating expenses by investment adviser of $0.02 and $0.19, respectively.

(6)  Maximum sales charges are not reflected in the total return calculation.

(7)  Not annualized.

(8)  Annualized.

                       See Notes to Financial Statements                       9

                         INVESTMENTS AT AUGUST 31, 1999


                                          SHARES       VALUE
                                         --------   ------------
COMMON STOCKS--95.1%

AEROSPACE/DEFENSE--2.3%
Boeing Co. (The).......................    84,900   $  3,847,031
Cordant Technologies, Inc..............    11,400        471,675
General Dynamics Corp..................    51,400      3,238,200
Goodrich (B.F.) Co. (The)..............    28,400      1,049,025
Northrop Grumman Corp..................     2,300        166,750
                                                    ------------
                                                       8,772,681
                                                    ------------

AIRLINES--0.2%
Alaska Air Group, Inc.(b)..............     8,700        376,275
COMAIR Holdings, Inc...................     9,900        209,137
Delta Air Lines, Inc...................     5,400        274,387
                                                    ------------
                                                         859,799
                                                    ------------

ALUMINUM--0.3%
Alcoa, Inc.............................    20,000      1,291,250

AUTO PARTS & EQUIPMENT--0.2%
Arvin Industries, Inc..................     8,200        293,150
Meritor Automotive, Inc................    11,800        257,387
TRW, Inc...............................     2,100        114,450
                                                    ------------
                                                         664,987
                                                    ------------

AUTOMOBILES--3.0%
Ford Motor Co..........................   139,600      7,276,650

                                          SHARES       VALUE
                                         --------   ------------
AUTOMOBILES--CONTINUED
General Motors Corp....................    62,500   $  4,132,812
                                                    ------------
                                                      11,409,462
                                                    ------------

BANKS (MAJOR REGIONAL)--1.5%
Bank of New York Co., Inc. (The).......     1,600         57,200
Bank One Corp..........................    93,200      3,739,650
Fleet Financial Group, Inc.............    43,700      1,739,806
Mellon Bank Corp.......................     7,600        253,650
                                                    ------------
                                                       5,790,306
                                                    ------------

BANKS (MONEY CENTER)--4.9%
Bank of America Corp...................    51,300      3,103,650
Chase Manhattan Corp. (The)............    98,300      8,226,481
First Union Corp.......................    50,300      2,087,450
Morgan (J.P.) & Co., Inc...............    39,900      5,154,581
                                                    ------------
                                                      18,572,162
                                                    ------------

BANKS (REGIONAL)--1.1%
City National Corp.....................    28,300        939,206
Cullen/Frost Bankers, Inc..............    30,000        783,750
UnionBanCal Corp.......................    64,200      2,463,675
                                                    ------------
                                                       4,186,631
                                                    ------------

BEVERAGES (ALCOHOLIC)--0.7%
Anheuser-Busch Companies, Inc..........    26,400      2,032,800

                       See Notes to Financial Statements                      13

Phoenix-Oakhurst Growth & Income Fund


                                          SHARES       VALUE
                                         --------   ------------
BEVERAGES (ALCOHOLIC)--CONTINUED
Coors (Adolph) Co. Class B.............     9,500   $    542,094
                                                    ------------
                                                       2,574,894
                                                    ------------

BIOTECHNOLOGY--1.0%
Amgen, Inc.(b).........................    33,800      2,811,737
IDEC Pharmaceuticals Corp.(b)..........     3,200        406,600
IDEXX Laboratories, Inc.(b)............     8,700        147,900
Liposome Co., Inc. (The)(b)............    17,600        347,050
                                                    ------------
                                                       3,713,287
                                                    ------------

BROADCASTING (TELEVISION, RADIO & CABLE)--0.3%
CBS Corp.(b)...........................    23,500      1,104,500
BUILDING MATERIALS--0.5%
Lafarge Corp...........................    24,000        660,000
Masco Corp.............................    27,300        772,931
Owens Corning..........................    16,700        469,687
                                                    ------------
                                                       1,902,618
                                                    ------------

CHEMICALS--0.8%
Dow Chemical Co........................    17,400      1,977,075
Geon Co. (The).........................    10,400        310,700
Solutia, Inc...........................    31,500        630,000
                                                    ------------
                                                       2,917,775
                                                    ------------

CHEMICALS (SPECIALTY)--0.4%
Lubrizol Corp. (The)...................    22,600        573,475
W.R. Grace & Co.(b)....................    42,500        812,812
                                                    ------------
                                                       1,386,287
                                                    ------------
COMMUNICATIONS EQUIPMENT--2.7%
ADC Telecommunications, Inc.(b)........    10,500        389,156
Comverse Technology, Inc.(b)...........    14,700      1,146,600
General Instrument Corp.(b)............    24,900      1,224,769
Lucent Technologies, Inc...............    78,600      5,035,312
Motorola, Inc..........................    18,500      1,706,625
Tellabs, Inc.(b).......................     9,200        547,975
                                                    ------------
                                                      10,050,437
                                                    ------------

COMPUTERS (HARDWARE)--6.1%
Adaptec, Inc.(b).......................    23,700        924,300
Apple Computer, Inc.(b)................    52,600      3,432,150
Dell Computer Corp.(b).................    55,500      2,709,094

                                          SHARES       VALUE
                                         --------   ------------
COMPUTERS (HARDWARE)--CONTINUED
Electronics for Imaging, Inc.(b).......     5,900   $    345,887
Gateway, Inc.(b).......................       400         38,775
Hewlett-Packard Co.....................    49,800      5,247,675
International Business Machines
Corp...................................    71,100      8,856,394
NCR Corp.(b)...........................    16,100        704,375
Sun Microsystems, Inc.(b)..............     9,600        763,200
                                                    ------------
                                                      23,021,850
                                                    ------------

COMPUTERS (NETWORKING)--1.3%
3Com Corp.(b)..........................     7,300        181,131
Cisco Systems, Inc.(b).................    68,900      4,672,281
                                                    ------------
                                                       4,853,412
                                                    ------------

COMPUTERS (PERIPHERALS)--0.3%
EMC Corp.(b)...........................    18,600      1,116,000

COMPUTERS (SOFTWARE & SERVICES)--6.8%
Adobe Systems, Inc.....................     1,900        189,287
America Online, Inc.(b)................    40,300      3,679,894
BMC Software, Inc.(b)..................    10,400        559,650
Citrix Systems, Inc.(b)................     3,500        199,500
Computer Associates International,
Inc....................................     7,700        435,050
Compuware Corp.(b).....................    25,200        760,725
Legato Systems, Inc.(b)................     6,600        284,212
Microsoft Corp.(b).....................   173,100     16,022,569
Novell, Inc.(b)........................    10,800        255,825
Oracle Corp.(b)........................    32,500      1,186,250
Sterling Software, Inc.(b).............    10,100        203,262
Synopsys, Inc.(b)......................     4,300        240,531
USWeb Corp.(b).........................     9,100        177,450
Unisys Corp.(b)........................    33,600      1,444,800
                                                    ------------
                                                      25,639,005
                                                    ------------

CONSTRUCTION (CEMENT & AGGREGATES)--0.2%
Centex Construction Products, Inc......     7,400        284,437
Southdown, Inc.........................     9,800        494,900
                                                    ------------
                                                         779,337
                                                    ------------

CONSUMER FINANCE--0.3%
Countrywide Credit Industries, Inc.....    21,000        674,625
Providian Financial Corp...............     4,700        364,837
                                                    ------------
                                                       1,039,462
                                                    ------------

14                     See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund


                                          SHARES       VALUE
                                         --------   ------------
CONTAINERS (METAL & GLASS)--0.0%
Ball Corp..............................     3,000   $    134,812
DISTRIBUTORS (FOOD & HEALTH)--0.6%
AmeriSource Health Corp. Class A(b)....    35,700        921,506
Andrx Corp.(b).........................     4,100        294,687
Patterson Dental Co.(b)................     8,200        336,200
SUPERVALU, INC.........................    38,800        873,000
                                                    ------------
                                                       2,425,393
                                                    ------------
ELECTRIC COMPANIES--4.7%
Central & South West Corp..............    30,800        696,850
Dominion Resources, Inc................    18,600        860,250
Duke Energy Corp.......................    27,700      1,592,750
Edison International...................    34,300        870,362
Energy East Corp.......................    85,200      2,130,000
GPU, Inc...............................    29,300        999,862
LG&E Energy Corp.......................    16,300        374,900
Minnesota Power, Inc...................    49,400        879,937
New Century Energies, Inc..............    24,800        895,900
Northern States Power Co...............    37,200        876,525
PG&E Corp..............................    11,400        345,562
Puget Sound Energy, Inc................    27,400        649,037
Texas Utilities Co.....................    89,400      3,615,112
Unicom Corp............................    16,800        648,900
UtiliCorp United, Inc..................   104,800      2,430,050
                                                    ------------
                                                      17,865,997
                                                    ------------
ELECTRICAL EQUIPMENT--2.8%
General Electric Co....................    85,500      9,602,719
Rockwell International Corp............    14,600        863,225
                                                    ------------
                                                      10,465,944
                                                    ------------

ELECTRONICS (SEMICONDUCTORS)--3.6%
Integrated Device Technology,
Inc.(b)................................    24,700        481,650
Intel Corp.............................   126,200     10,372,062
Texas Instruments, Inc.................    34,600      2,839,362
                                                    ------------
                                                      13,693,074
                                                    ------------

ENGINEERING & CONSTRUCTION--0.0%
McDermott International, Inc...........     2,200         49,637
ENTERTAINMENT--0.8%
Time Warner, Inc.......................    15,600        925,275

                                          SHARES       VALUE
                                         --------   ------------
ENTERTAINMENT--CONTINUED
Viacom, Inc. Class B(b)................    50,100   $  2,107,331
                                                    ------------
                                                       3,032,606
                                                    ------------

EQUIPMENT (SEMICONDUCTOR)--0.4%
Applied Materials, Inc.(b).............    12,400        881,175
LAM Research Corp.(b)..................     3,800        214,463
Teradyne, Inc.(b)......................     4,500        306,281
                                                    ------------
                                                       1,401,919
                                                    ------------

FINANCIAL (DIVERSIFIED)--5.2%
Ambac Financial Group, Inc.............    19,000      1,003,438
American Express Co....................     3,000        412,500
Citigroup, Inc.........................   197,100      8,758,631
Fannie Mae.............................    57,700      3,584,613
Freddie Mac............................    36,100      1,859,150
Morgan Stanley Dean Witter & Co........    45,800      3,930,213
                                                    ------------
                                                      19,548,545
                                                    ------------

FOODS--1.3%
ConAgra, Inc...........................     1,700         41,650
Earthgrains Co. (The)..................    33,500        808,188
General Mills, Inc.....................     9,600        804,000
Hormel Foods Corp......................    32,600      1,312,150
Quaker Oats Co. (The)..................    32,000      2,138,000
                                                    ------------
                                                       5,103,988
                                                    ------------

FOOTWEAR--0.0%
NIKE, Inc. Class B.....................     1,900         87,875

HARDWARE & TOOLS--0.1%
Black & Decker Corp. (The).............    10,300        542,038

HEALTH CARE (DIVERSIFIED)--4.0%
Abbott Laboratories....................    10,800        468,450
American Home Products Corp............    12,000        498,000
Bristol-Myers Squibb Co................    91,600      6,446,350
Johnson & Johnson......................    43,300      4,427,425
Mallinckrodt, Inc......................    12,600        403,988
Warner-Lambert Co......................    42,600      2,822,250
                                                    ------------
                                                      15,066,463
                                                    ------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--3.8%
Forest Laboratories, Inc.(b)...........     8,000        387,500
Lilly (Eli) & Co.......................    57,500      4,290,938

                       See Notes to Financial Statements                      15

Phoenix-Oakhurst Growth & Income Fund

                                          SHARES       VALUE
                                         --------   ------------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--CONTINUED
Merck & Co., Inc.......................    33,100   $  2,223,906
Pfizer, Inc............................    56,700      2,140,425
Pharmacia & Upjohn, Inc................    49,100      2,565,475
Schering-Plough Corp...................    49,600      2,607,100
                                                    ------------
                                                      14,215,344
                                                    ------------

HEALTH CARE (GENERIC AND OTHER)--0.0%
Jones Pharma, Inc......................     4,200        113,663
HEALTH CARE (MANAGED CARE)--0.8%
Aetna, Inc.............................    11,000        855,250
Oxford Health Plans, Inc.(b)...........    25,000        387,500
PacifiCare Health Systems, Inc.(b).....    13,300        798,000
Trigon Healthcare, Inc.(b).............    17,500        635,469
Wellpoint Health Networks, Inc.(b).....     6,100        444,538
                                                    ------------
                                                       3,120,757
                                                    ------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.1%
Baxter International, Inc..............     7,900        529,794

HEALTH CARE (SPECIALIZED SERVICES)--0.1%
Apria Healthcare Group, Inc.(b)........    10,800        182,250
Quintiles Transnational Corp.(b).......     3,500        125,344
                                                    ------------
                                                         307,594
                                                    ------------

HOMEBUILDING--0.3%
Centex Corp............................    13,100        368,438
Horton (D.R.), Inc.....................     8,500        123,781
Kaufman and Broad Home Corp............     2,900         59,269
Lennar Corp............................     6,500        123,500
Pulte Corp.............................    12,600        291,375
                                                    ------------
                                                         966,363
                                                    ------------

HOUSEHOLD FURNISHINGS & APPLIANCES--0.2%
Whirlpool Corp.........................    11,100        784,631
HOUSEHOLD PRODUCTS (NON-DURABLE)--2.4%
Church & Dwight Co., Inc...............    27,400      1,274,100
Clorox Co. (The).......................     3,800        171,950
Kimberly-Clark Corp....................    55,400      3,154,338
Procter & Gamble Co. (The).............    44,900      4,456,325
                                                    ------------
                                                       9,056,713
                                                    ------------

                                          SHARES       VALUE
                                         --------   ------------

HOUSEWARES--0.3%
Tupperware Corp........................    54,000   $  1,218,375

INSURANCE (LIFE/HEALTH)--0.9%
Lincoln National Corp..................    71,400      3,346,875

INSURANCE (MULTI-LINE)--0.3%
Hartford Financial Services Group, Inc.
(The)..................................    13,900        631,581
Loews Corp.............................     8,000        628,000
                                                    ------------
                                                       1,259,581
                                                    ------------

INSURANCE BROKERS--1.2%
Gallagher (Arthur J.) & Co.............    24,400      1,332,850
Marsh & McLennan Companies, Inc........    44,400      3,232,875
                                                    ------------
                                                       4,565,725
                                                    ------------

INVESTMENT BANKING/BROKERAGE--1.4%
Bear Stearns Companies, Inc. (The).....     3,500        145,688
Edwards (A.G.), Inc....................     2,900         72,863
Equitable Companies, Inc. (The)........    17,000      1,049,750
Lehman Brothers Holdings, Inc..........    17,500        940,625
Merrill Lynch & Co., Inc...............    28,000      2,089,500
Schwab (Charles) Corp. (The)...........    20,800        821,600
                                                    ------------
                                                       5,120,026
                                                    ------------

LEISURE TIME (PRODUCTS)--0.3%
Hasbro, Inc............................    41,100      1,004,381

LODGING-HOTELS--0.0%
Carnival Corp..........................     2,800        125,125

MACHINERY (DIVERSIFIED)--0.7%
Ingersoll-Rand Co......................    15,500        986,188
Manitowoc Co., Inc. (The)..............     4,800        177,900
Mettler-Toledo International,
Inc.(b)................................    27,800        740,175
Tecumseh Products Co. Class A..........    16,100        917,700
                                                    ------------
                                                       2,821,963
                                                    ------------

MANUFACTURING (DIVERSIFIED)--2.0%
AlliedSignal, Inc......................    12,000        735,000
ITT Industries, Inc....................     3,900        131,869
National Service Industries, Inc.......     8,600        275,200
Pentair, Inc...........................     9,100        414,050
Premark International, Inc.............    40,600      1,349,950
Tyco International Ltd.................    32,300      3,272,394

16                     See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund


                                          SHARES       VALUE
                                         --------   ------------
MANUFACTURING (DIVERSIFIED)--CONTINUED
United Technologies Corp...............    20,000   $  1,322,500
                                                    ------------
                                                       7,500,963
                                                    ------------

MANUFACTURING (SPECIALIZED)--0.3%
Brady Corp. Class A....................    15,200        456,000
Briggs & Stratton Corp.................     4,000        243,500
York International Corp................    10,900        448,263
                                                    ------------
                                                       1,147,763
                                                    ------------

NATURAL GAS--0.4%
Equitable Resources,Inc................    34,300      1,260,525
MDU Resources Group, Inc...............    10,900        256,150
                                                    ------------
                                                       1,516,675
                                                    ------------

OIL & GAS (EXPLORATION & PRODUCTION)--0.8%
Anadarko Petroleum Corp................    37,600      1,278,400
Apache Corp............................    38,200      1,738,100
                                                    ------------
                                                       3,016,500
                                                    ------------

OIL (DOMESTIC INTEGRATED)--0.7%
Atlantic Richfield Co..................    29,800      2,620,538
OIL (INTERNATIONAL INTEGRATED)--1.7%
Chevron Corp...........................    20,000      1,845,000
Exxon Corp.............................    44,800      3,533,600
Texaco, Inc............................    15,800      1,003,300
                                                    ------------
                                                       6,381,900
                                                    ------------

PAPER & FOREST PRODUCTS--0.8%
Georgia-Pacific Group..................    19,400        802,675
International Paper Co.................    12,800        602,400
Louisiana-Pacific Corp.................    64,700      1,196,950
Weyerhaeuser Co........................     4,800        270,000
                                                    ------------
                                                       2,872,025
                                                    ------------

PHOTOGRAPHY/IMAGING--0.5%
Eastman Kodak Co.......................    24,000      1,762,500
PUBLISHING (NEWSPAPERS)--0.4%
Knight-Ridder, Inc.....................    23,800      1,283,713
Times Mirror Co. (The) Class A.........     5,200        300,300
                                                    ------------
                                                       1,584,013
                                                    ------------

                                          SHARES       VALUE
                                         --------   ------------

RAILROADS--0.5%
Union Pacific Corp.....................    35,600   $  1,733,275

RESTAURANTS--0.3%
Bob Evans Farms, Inc...................    15,800        321,925
Darden Restaurants, Inc................    25,300        395,313
Tricon Global Restaurants, Inc.(b).....    15,300        621,563
                                                    ------------
                                                       1,338,801
                                                    ------------

RETAIL (BUILDING SUPPLIES)--0.8%
Home Depot, Inc. (The).................    44,000      2,689,500
Lowe's Companies, Inc..................     8,700        393,675
                                                    ------------
                                                       3,083,175
                                                    ------------

RETAIL (COMPUTERS & ELECTRONICS)--0.3%
Best Buy Co., Inc.(b)..................    14,600      1,025,650

RETAIL (DEPARTMENT STORES)--0.1%
Federated Department Stores, Inc.(b)...     7,000        322,000

RETAIL (DISCOUNTERS)--0.1%
Family Dollar Stores, Inc..............     7,600        149,625
Ross Stores, Inc.......................     7,000        291,375
                                                    ------------
                                                         441,000
                                                    ------------

RETAIL (DRUG STORES)--0.1%
Longs Drug Stores Corp.................     7,400        232,638

RETAIL (GENERAL MERCHANDISE)--2.2%
Dayton Hudson Corp.....................     2,600        150,800
Kmart Corp.(b).........................    20,800        261,300
Sears, Roebuck & Co....................    32,000      1,200,000
Wal-Mart Stores, Inc...................   147,400      6,531,663
                                                    ------------
                                                       8,143,763
                                                    ------------

RETAIL (SPECIALTY)--0.2%
Claire's Stores, Inc...................    17,800        334,863
Toys 'R' Us, Inc.(b)...................     4,000         55,250
Zale Corp.(b)..........................    10,300        357,281
                                                    ------------
                                                         747,394
                                                    ------------

RETAIL (SPECIALTY-APPAREL)--0.7%
Abercrombie & Fitch Co. Class A(b).....     4,800        167,400
AnnTaylor Stores Corp.(b)..............     9,900        327,938
Gap, Inc. (The)........................    24,900        974,213

                       See Notes to Financial Statements                      17

Phoenix-Oakhurst Growth & Income Fund


                                          SHARES       VALUE
                                         --------   ------------
RETAIL (SPECIALTY-APPAREL)--CONTINUED
TJX Companies, Inc. (The)..............    45,800   $  1,322,475
                                                    ------------
                                                       2,792,026
                                                    ------------

SAVINGS & LOAN COMPANIES--0.0%
GreenPoint Financial Corp..............     5,100        131,963
SERVICES (ADVERTISING/MARKETING)--0.2%
Omnicom Group, Inc.....................     5,600        422,100
Wink Communications, Inc.(b)...........     4,000        164,000
                                                    ------------
                                                         586,100
                                                    ------------

SERVICES (COMMERCIAL & CONSUMER)--1.2%
H&R Block, Inc.........................    39,800      2,213,875
Hertz Corp. (The) Class A..............     8,100        326,531
Navigant Consulting, Inc.(b)...........    14,600        640,575
Ogden Corp.............................    53,200      1,210,300
                                                    ------------
                                                       4,391,281
                                                    ------------

SERVICES (COMPUTER SYSTEMS)--0.1%
CSG Systems International, Inc.(b).....     7,300        164,706
SunGard Data Systems, Inc.(b)..........     8,000        200,000
                                                    ------------
                                                         364,706
                                                    ------------

SERVICES (DATA PROCESSING)--0.6%
Concord EFS, Inc.(b)...................    12,300        456,638
Paychex, Inc...........................    58,500      1,722,094
                                                    ------------
                                                       2,178,732
                                                    ------------

SPECIALTY PRINTING--0.6%
Deluxe Corp............................    66,400      2,261,750
TELECOMMUNICATIONS (LONG DISTANCE)--2.3%
AT&T Corp..............................   117,150      5,271,750
MCI WorldCom, Inc.(b)..................    47,200      3,575,400
                                                    ------------
                                                       8,847,150
                                                    ------------

TELEPHONE--4.4%
Ameritech Corp.........................    33,800      2,133,625
Bell Atlantic Corp.....................    47,500      2,909,375
BellSouth Corp.........................    95,000      4,298,750
GTE Corp...............................    25,300      1,736,213
SBC Communications, Inc................   105,300      5,054,400

                                          SHARES       VALUE
                                         --------   ------------
TELEPHONE--CONTINUED
U S WEST, Inc..........................     9,300   $    485,925
                                                    ------------
                                                      16,618,288
                                                    ------------

TEXTILES (APPAREL)--0.4%
Jones Apparel Group, Inc.(b)...........    21,100        547,281
Tommy Hilfiger Corp.(b)................    26,400        895,950
                                                    ------------
                                                       1,443,231
                                                    ------------

TOBACCO--0.8%
Philip Morris Companies, Inc...........    86,100      3,223,369

TRUCKS & PARTS--0.4%
PACCAR, Inc............................    25,900      1,427,738
- ----------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $321,218,192)                       359,358,250
- ----------------------------------------------------------------

FOREIGN COMMON STOCKS--2.2%

COMMUNICATIONS EQUIPMENT--0.2%
Nortel Networks Corp. (Canada).........    20,800        854,100

FOODS--0.5%
Unilever NV NY Registered Shares
(Netherlands)..........................    28,900      1,990,487

GOLD & PRECIOUS METALS MINING--0.1%
Placer Dome, Inc. (Canada).............    18,800        195,050

OIL (INTERNATIONAL INTEGRATED)--1.4%
BP Amoco PLC Sponsored ADR (United
Kingdom)...............................     5,500        616,688
Royal Dutch Petroleum Co. NY Registered
Shares (Netherlands)...................    71,600      4,430,250
                                                    ------------
                                                       5,046,938
                                                    ------------
-----------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $7,360,954)                           8,086,575
-----------------------------------------------------------------

UNIT INVESTMENT TRUSTS--2.4%
S&P 500 Depository Receipts............    68,900      9,099,106
-----------------------------------------------------------------
TOTAL UNIT INVESTMENT TRUSTS
(IDENTIFIED COST $8,285,995)                           9,099,106
-----------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--99.7%
(IDENTIFIED COST $336,865,141)                       376,543,931
-----------------------------------------------------------------

18                     See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                                     STANDARD
                                     & POOR'S       PAR
                                      RATING       VALUE
                                    (Unaudited)    (000)        VALUE
                                    -----------   --------   ------------
SHORT-TERM OBLIGATIONS--0.1%

COMMERCIAL PAPER--0.1%
Koch Industries, Inc. 5.58%,
9/1/99............................     A-1+            417   $    417,000
--------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $417,000)                                        417,000
--------------------------------------------------------------------------

TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $337,282,141)                                376,960,931(a)
Cash and receivables, less liabilities--0.2%                      934,383
                                                             ------------
NET ASSETS--100.0%                                           $377,895,314
                                                             ============

(a)                     Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $50,734,281 and gross depreciation of $11,435,687 for
                        federal income tax purposes. At August 31, 1999, the
                        aggregate cost of securities for federal income tax purposes was $337,662,337.
(b)                     Non-income producing.

                       See Notes to Financial Statements                      19

Phoenix-Oakhurst Growth & Income Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 1999

ASSETS
Investment securities at value
  (Identified cost $337,282,141)     $376,960,931
Receivables
  Fund shares sold                      2,673,326
  Investment securities sold            1,313,295
  Dividends and interest                  516,936
Prepaid expenses                            3,647
                                     ------------
    Total assets                      381,468,135
                                     ------------
LIABILITIES
Payables
  Custodian                                 1,258
  Investment securities purchased       2,826,340
  Fund shares repurchased                 286,471
  Investment advisory fee                  28,176
  Distribution fee                        184,324
  Transfer agent fee                       88,101
  Financial agent fee                      23,567
  Trustees' fee                             8,617
Accrued expenses                          125,967
                                     ------------
    Total liabilities                   3,572,821
                                     ------------
NET ASSETS                           $377,895,314
                                     ============
NET ASSETS CONSIST OF:
Capital paid in on shares of
  beneficial interest                $333,040,276
Undistributed net investment income       285,388
Accumulated net realized gain           4,890,860
Net unrealized appreciation            39,678,790
                                     ------------
NET ASSETS                           $377,895,314
                                     ============
CLASS A
Shares of beneficial interest
  outstanding, $1 par value,
  unlimited authorization
  (Net Assets $209,209,934)            14,321,273
Net asset value per share                  $14.61
Offering price per share
  $14.61/(1-4.75%)                         $15.34
CLASS B
Shares of beneficial interest
  outstanding, $1 par value,
  unlimited authorization
  (Net Assets $109,461,034)             7,586,927
Net asset value and offering price
  per share                                $14.43
CLASS C
Shares of beneficial interest
  outstanding, $1 par value,
  unlimited authorization
  (Net Assets $59,224,346)              4,103,625
Net asset value and offering price
  per share                                $14.43

                            STATEMENT OF OPERATIONS
                           YEAR ENDED AUGUST 31, 1999

INVESTMENT INCOME
Dividends                                      $ 4,154,856
Interest                                            76,500
Foreign taxes withheld                             (30,385)
                                               -----------
    Total investment income                      4,200,971
                                               -----------
EXPENSES
Investment advisory fee                          1,916,291
Distribution fee, Class A                          367,258
Distribution fee, Class B                          733,750
Distribution fee, Class C                          352,004
Distribution fee, Class M                              109
Financial agent fee                                213,608
Transfer agent                                     396,480
Registration                                        81,996
Printing                                            45,241
Custodian                                           43,979
Professional                                        20,101
Trustees                                            16,574
Miscellaneous                                       19,351
                                               -----------
    Total expenses                               4,206,742
    Less expenses borne by investment adviser     (286,857)
    Custodian fees paid indirectly                  (1,202)
                                               -----------
    Net expenses                                 3,918,683
                                               -----------
NET INVESTMENT INCOME                              282,288
                                               -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                  4,805,840
Net realized gain on written options               175,253
Net change in unrealized appreciation
  (depreciation) on investments                 56,853,081
                                               -----------
NET GAIN ON INVESTMENTS                         61,834,174
                                               -----------
INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                   $62,116,462
                                               ===========

20                     See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                    From
                                                                    Year         Inception
                                                                   Ended         9/25/97 to
                                                                  8/31/99         8/31/98
                                                                ------------    ------------
FROM OPERATIONS
  Net investment income (loss)                                  $    282,288    $    149,153
  Net realized gain (loss)                                         4,981,093       1,300,955
  Net change in unrealized appreciation (depreciation)            56,853,081     (17,174,291)
                                                                ------------    ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                    62,116,462     (15,724,183)
                                                                ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                                    (178,877)        (42,177)
  Net investment income, Class B                                          --          (8,886)
  Net investment income, Class C                                          --          (2,045)
  Net investment income, Class M                                          --            (666)
  Net realized gains, Class A                                       (815,230)        (28,476)
  Net realized gains, Class B                                       (384,053)         (7,740)
  Net realized gains, Class C                                       (153,155)         (1,972)
  Net realized gains, Class M                                             --            (562)
                                                                ------------    ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS       (1,531,315)        (92,524)
                                                                ------------    ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (9,742,443 and 7,752,380
    shares, respectively)                                        132,907,595      91,918,012
  Net asset value of shares issued from reinvestment of
    distributions (67,491 and 6,829 shares, respectively)            889,551          69,035
  Cost of shares repurchased (2,786,606 and 461,264 shares,
    respectively)                                                (37,852,057)     (5,511,853)
                                                                ------------    ------------
Total                                                             95,945,089      86,475,194
                                                                ------------    ------------
CLASS B
  Proceeds from sales of shares (5,216,234 and 3,273,232
    shares, respectively)                                         70,319,755      38,849,933
  Net asset value of shares issued from reinvestment of
    distributions (25,028 and 1,596 shares, respectively)            327,525          16,121
  Cost of shares repurchased (721,133 and 208,030 shares,
    respectively)                                                 (9,785,374)     (2,497,896)
                                                                ------------    ------------
Total                                                             60,861,906      36,368,158
                                                                ------------    ------------
CLASS C
  Proceeds from sales of shares (3,277,763 and 1,126,262
    shares, respectively)                                         44,490,555      13,154,434
  Net asset value of shares issued from reinvestment of
    distributions (10,341 and 382 shares, respectively)              135,365           3,862
  Cost of shares repurchased (252,075 and 59,048 shares,
    respectively)                                                 (3,514,530)       (700,659)
                                                                ------------    ------------
Total                                                             41,111,390      12,457,637
                                                                ------------    ------------
CLASS M
  Proceeds from sales of shares (0 and 52,446 shares,
    respectively)                                                         --         542,477
  Net asset value of shares issued from reinvestment of
    distributions (0 and 121 shares, respectively)                        --           1,227
  Cost of shares repurchased (11,751 and 40,816 shares,
    respectively)                                                   (140,889)       (495,315)
                                                                ------------    ------------
Total                                                               (140,889)         48,389
                                                                ------------    ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS      197,777,496     135,349,378
                                                                ------------    ------------
  NET INCREASE (DECREASE) IN NET ASSETS                          258,362,643     119,532,671
NET ASSETS
  Beginning of period                                            119,532,671               0
                                                                ------------    ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF $285,388 AND $176,925, RESPECTIVELY]       $377,895,314    $119,532,671
                                                                ============    ============

                       See Notes to Financial Statements                      21

Phoenix-Oakhurst Growth & Income Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                          CLASS A                          CLASS B                          CLASS C
                                 -------------------------        -------------------------        -------------------------
                                                   FROM                             FROM                             FROM
                                  YEAR          INCEPTION          YEAR          INCEPTION          YEAR          INCEPTION
                                  ENDED         9/25/97 TO         ENDED         9/25/97 TO         ENDED         9/25/97 TO
                                 8/31/99         8/31/98          8/31/99         8/31/98          8/31/99         8/31/98
Net asset value, beginning of
  period                         $ 10.47         $ 10.00          $ 10.40         $ 10.00          $ 10.41         $ 10.00
INCOME FROM INVESTMENT
  OPERATIONS(1)
  Net investment income (loss)      0.06(2)(3)      0.06(2)(3)      (0.04)(2)(4)    (0.02)(2)(4)     (0.04)(2)(5)    (0.02)(2)(5)
  Net realized and unrealized
    gain (loss)                     4.19            0.48             4.16            0.48             4.15            0.49
                                 -------         -------          -------         -------          -------         -------
      TOTAL FROM INVESTMENT
        OPERATIONS                  4.25            0.54             4.12            0.46             4.11            0.47
                                 -------         -------          -------         -------          -------         -------
LESS DISTRIBUTIONS
  Dividends from net
    investment income              (0.02)          (0.04)              --           (0.03)              --           (0.03)
  Dividends from net realized
    gains                          (0.09)          (0.03)           (0.09)          (0.03)           (0.09)          (0.03)
                                 -------         -------          -------         -------          -------         -------
      TOTAL DISTRIBUTIONS          (0.11)          (0.07)           (0.09)          (0.06)           (0.09)          (0.06)
                                 -------         -------          -------         -------          -------         -------
Change in net asset value           4.14            0.47             4.03            0.40             4.02            0.41
                                 -------         -------          -------         -------          -------         -------
NET ASSET VALUE, END OF PERIOD   $ 14.61         $ 10.47          $ 14.43         $ 10.40          $ 14.43         $ 10.41
                                 =======         =======          =======         =======          =======         =======
Total return(6)                    40.72%           5.39%(7)        39.72%           4.59%(7)        39.58%           4.67%(7)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                    $209,210        $76,399          $109,461        $31,902          $59,224         $11,108

RATIO TO AVERAGE NET ASSETS
  OF:
  Operating expenses                1.22%(9)        1.25%(8)         1.96%(9)        2.00%(8)         1.96%(9)        2.00%(8)
  Net investment income (loss)      0.43%           0.57%(8)        (0.32)%         (0.19)%(8)       (0.33)%         (0.18)%(8)
Portfolio turnover                    71%            106%(7)           71%            106%(7)           71%            106%(7)

(1) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(2)  Computed using average shares outstanding.
(3) Includes reimbursement of operating expenses by investment adviser of $0.01 and $0.07, respectively.
(4) Includes reimbursement of operating expenses by investment adviser of $0.01 and $0.07, respectively.
(5) Includes reimbursement of operating expenses by investment adviser of $0.01 and $0.07, respectively.
(6)  Maximum sales charges are not reflected in the total return calculation.
(7)  Not annualized.
(8)  Annualized.
(9) For the year ended August 31,1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

22                     See Notes to Financial Statements

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES

  The Phoenix Equity Series Fund (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose shares are offered in two separate Series, each a "Fund". Each Fund has distinct investment objectives.

  Phoenix-Duff & Phelps Core Equity Fund seeks long-term capital appreciation by investing in a diversified portfolio of common stocks. Phoenix-Oakhurst
Growth & Income Fund seeks dividend growth, current income and capital appreciation by investing in common stocks.

  Each Fund offers Class A, Class B and Class C shares. Class M shares have been closed. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. The Trust does not amortize premiums but does accrete discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under
Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

  Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1999 (CONTINUED)

liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. OPTIONS:

  Each Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  Each Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

  Each Fund may purchase options which are included in the Funds' Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

H. EXPENSES:

  Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

I. REPURCHASE AGREEMENTS:

  A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or, if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  The advisers to the Trust are Duff & Phelps Investment Management Co. ("DPIM") and Phoenix Investment Counsel, Inc. ("PIC"). DPIM is a subsidiary of Phoenix Investment Partners Ltd., which is an indirect, majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"). PIC is an indirect, majority-owned subsidiary of PHL. As compensation for their services to the Trust, the Advisers are entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Fund:

                                          1st         $1-2       $2+
Fund                        Adviser    $1 Billion   Billion    Billion
- ----                        --------   ----------   --------   --------
Core Equity Fund..........    DPIM        0.75%      0.70%      0.65%
Growth & Income Fund......    PIC         0.75%      0.70%      0.65%

  The Advisers have voluntarily agreed to assume total fund operating expenses of each respective Fund, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses until December 31, 1999, to the extent that such expenses exceed the following percentages of average annual net assets:

Class A   Class B    Class C
- -------   --------   --------
 1.25%     2.00%      2.00%

  Phoenix Equity Planning Corporation ("PEPCO"), an indirect, majority-owned subsidiary of PHL, serves as the national distributor of the Trust's shares. PEPCO has advised the Trust that it retained net selling commissions of $127,483 for Class A shares, and deferred sales charges of $163,057 for Class B shares and $18,624 for Class C shares for the year ended August 31, 1999. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of the Fund. The Distributor has advised the Trust that of the total amount expensed for the year ended August 31, 1999, $1,233,624 was retained by the Distributor, $374,105 was paid to unaffiliated participants, and $62,357 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1999 (CONTINUED)

and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of the subagent's performance. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of each Fund. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the year ended August 31, 1999, transfer agent fees were $439,244 of which PEPCO retained $144,295 which is net of the fees paid to State Street.
  At August 31, 1999, PHL and affiliates held Trust shares which aggregated the following:

                                                  Aggregate Net
                                       Shares      Asset Value
                                      ---------   -------------
Core Equity Fund-Class A............  1,467,238    $18,149,738

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities during the year ended August 31, 1999 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                                       Purchases        Sales
                                      ------------   ------------
Core Equity Fund....................  $ 51,539,127   $ 40,584,750
Growth & Income Fund................   375,755,149    178,955,663

  There were no purchases or sales of long-term U.S. Government and agency securities during the year ended August 31, 1999.

  Written option activity for the year ended August 31, 1999, for Growth & Income Fund aggregated the following:

                                            Call Options
                                        ---------------------
                                        Number of   Amount of
                                         Options     Premium
                                        ---------   ---------
Options outstanding at August 31,
  1998................................       --     $      --
Options written.......................    1,687       277,026
Options canceled in closing purchase
  transactions........................     (345)      (42,932)
Options expired.......................     (872)     (169,656)
Options exercised.....................     (470)      (64,438)
                                          -----     ---------
Options outstanding at August 31,
  1999................................       --     $      --
                                          =====     =========

4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

5. RECLASS OF CAPITAL ACCOUNTS

  In accordance with accounting pronouncements, the Funds have recorded reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of each of the series and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of August 31, 1999, each Fund recorded the following reclassifications to increase (decrease) the accounts listed below:

                                                       Capital paid
                       Undistributed    Accumulated    in on shares
                       net investment   net realized   of beneficial
                           income       gain (loss)      interest
                       --------------   ------------   -------------
Core Equity Fund.....     $48,463         $(57,754)        $9,291
Growth & Income
  Fund...............       5,052               --         (5,052)

  This report is not authorized for distribution to prospective investors in the Phoenix Equity Series Fund unless preceded or accompanied by an effecive Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                       REPORT OF INDEPENDENT ACCOUNTANTS

[LOGO]

To the Trustees and Shareholders of
Phoenix Equity Series Fund:

   In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (except for bond ratings), and the related statements of operations and of changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of the Phoenix-Duff & Phelps Core Equity Fund and the Phoenix-Oakhurst Growth & Income Fund (constituting the Phoenix Equity Series Fund, hereinafter referred to as the "Fund") at August 31, 1999, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
October 8, 1999

                           PHOENIX EQUITY SERIES FUND

                           PART C--OTHER INFORMATION

Item 23. Exhibits


  a.1   Declaration of Trust of the Registrant filed as Exhibit 1.1 via EDGAR with Pre-Effective Amendment No. 1 on August 22, 1997 and incorporated herein by reference.

  a.2   Amendment to Declaration of Trust change names of the series to "Phoenix-Duff & Phelps Core Equity
        Fund" and "Phoenix-Oakhurst Growth & Income Fund" filed via EDGAR with Post-Effective Amendment
        No. 3 on December 30, 1998 and incorporated herein by reference.

  b.    None.

  c.    Reference is hereby made to Article IV of Registrant's Declaration of Trust.

  d.1   Investment Advisory Agreement between Registrant and Duff & Phelps Investment Management Co., Inc.
        dated September 25, 1997 filed as Exhibit 5.1 via EDGAR with Pre-Effective Amendment No. 3 on
        September 25, 1997 and incorporated herein by reference.

  d.2   Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. dated
        September 25, 1997 filed as Exhibit 5.2 via EDGAR with Pre-Effective Amendment No. 3 on September
        25, 1997 and incorporated herein by reference.

  e.1   Underwriting Agreement between Registrant and Phoenix Equity Planning Corporation dated November 19,
        1997 filed as Exhibit 6.1 via EDGAR with Post-Effective Amendment No. 1 on May 20, 1998 and incorporated herein by reference.

  e.2   Form of Sales Agreement between Phoenix Equity Planning Corporation and dealers filed as Exhibit 6.2 via EDGAR with Post-Effective Amendment No. 1 on May 20, 1998 and incorporated herein by reference.

  e.3   Form of Supplement to Phoenix Family of Funds Sales Agreement filed as Exhibit 6.3 via EDGAR with
        Post-Effective Amendment No. 1 on May 20, 1998 and incorporated herein by reference.

  e.4   Form of Financial Institution Sales Contract for the Phoenix Family of Funds filed via EDGAR with Post-
        Effective Amendment No. 1 on May 20, 1998 and incorporated herein by reference.

  f.    None.

  g.1   Master Custodian Contract between Registrant and State Street Bank and Trust Company dated May 1,
        1997 filed as Exhibit 8.1 via EDGAR with Pre-Effective Amendment No. 3 on September 25, 1997 and incorporated herein by reference.

  h.1   Transfer Agency and Service Agreement between Registrant and Equity Planning Corporation filed as
        Exhibit 9.1 via EDGAR with Pre-Effective Amendment No. 1 on August 22, 1997 and incorporated herein by reference.

  h.2   Sub-Transfer Agency Agreement between Registrant and Phoenix Equity Planning Corporation dated June
        1, 1994 filed as Exhibit 9.2 via EDGAR with Post-Effective Amendment No. 1 on May 20, 1998 and incorporated herein by reference.

  h.3   Amended and Restated Financial Agent Agreement between Registrant and Phoenix Equity Planning
        Corporation dated November 19, 1997 filed as Exhibit 9.3 via EDGAR with Post-Effective Amendment No.
        1 on May 20, 1998 and incorporated herein by reference.

  h.4   First Amendment to the Amended and Restated Financial Agent Agreement between Registrant and
        Phoenix Equity Planning Corporation effective as of February 27, 1998 filed as Exhibit 9.4 via EDGAR with Post-Effective Amendment No. 1 on May 20, 1998 and incorporated herein by reference.

  h.5   Second Amendment to Amended and Restated Financial Agent Agreement between Registrant and
        Phoenix Equity Planning Corporation dated July 31, 1998 filed via EDGAR with Post-Effective
        Amendment No. 2 on October 30, 1998 and incorporated herein by reference.

  i.    Opinion and Consent of Counsel as to the legality of the shares filed via Edgar as Exhibit 10 with Pre-
        Effective Amendment No. 2 on September 23, 1997 and incorporated herein by reference.

  j.*   Consent of Independent Accountants filed via EDGAR herewith.

  k.    Not applicable.

  l.    Initial Capital Agreement filed as Exhibit 13 via EDGAR with Pre-Effective Amendment No. 2 on
        September 23, 1997 and incorporated herein by reference.

  m.1   Amended and Restated Distribution Plan for Class A Shares filed as Exhibit 15.1 via EDGAR with Post-
        Effective Amendment No. 1 on May 20, 1998 and incorporated herein by reference.

  m.2   Amended and Restated Distribution Plan for Class B Shares filed as Exhibit 15.2 via EDGAR with Post-
        Effective Amendment No. 1 on May 20, 1998 and incorporated herein by reference.

  m.3   Amended and Restated Distribution Plan for Class C Shares filed as Exhibit 15.3 via EDGAR with Post-
        Effective Amendment No. 1 on May 20, 1998 and incorporated herein by reference.

  n.    Financial Data Schedules.

  o.1   Amended and Restated Plan pursuant to Rule 18f-3 filed as Exhibit 18 via EDGAR with Post-Effective
        Amendment No. 1 on May 20, 1998 and incorporated herein by reference.

  o.2   First Amendment to Amended and Restated Plan pursuant to Rule 18f-3 effective August 26, 1998 filed via EDGAR with Post-Effective Amendment No. 2 on October 30, 1998 and incorporated herein by reference.

  p.1   Powers of Attorney for Messrs. Chesek, Conway, Dalzell-Payne, Jeffries, Keith, Morris, Oates, Pedersen,
        Roth, Segerson and Wiecker and Ms. Curtiss filed via EDGAR with Post-Effective Amendment No. 3 on
        December 30, 1998 and incorporated herein by reference.


-----------
*Filed herewith.

Item 24. Persons Controlled by or Under Common Control With the Fund


     None.


Item 25. Indemnification

     Please see Article V of the Registrant's Declaration of Trust (incorporated herein by reference). Registrant's trustees and officers are covered by an Errors and Omissions Policy. The Investment Advisory Agreements between the Registrant and its Advisers provide in relevant part that, in the absence of willful malfeasance, bad faith, gross negligence or reckless disregard of the obligations or duties under the Investment Advisory Agreements on the part of the Adviser, the Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding or sale of any security.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant and the investment advisers and distributor pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense or any action, suit or proceeding) is asserted against the Registrant by such trustee, director, officer or controlling person or the Distributor in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

     See "Management of the Funds" in the Prospectus and "The Investment Advisers" and "Management of the Trust" in the Statement of Additional Information which is included in this Post-Effective Amendment. For information as to the business, profession, vocation or employment of a substantial nature of directors and officers of the Advisers, reference is made to the Advisers' current Form ADV (SEC File Nos. 801-14813 (DPIM) and 801-5995 (PIC)) filed under the Investment Advisers Act of 1940, and incorporated herein by reference.

Item 27. Principal Distributor

 (a) Equity Planning also serves as the principal underwriter for the following other investment companies:


     Phoenix-Aberdeen Series Fund, Phoenix-Aberdeen Worldwide Opportunities Fund, Phoenix Duff & Phelps Institutional Mutual Funds, Phoenix-Engemann Funds, Phoenix-Euclid Funds, Phoenix-Goodwin California Tax Exempt Bonds, Inc., Phoenix-Goodwin Multi-Sector Fixed Income Fund, Inc., Phoenix-Goodwin Multi-Sector Short Term Bond Fund, Phoenix Investment Trust 97, Phoenix Multi-Portfolio Fund, Phoenix-Oakhurst Income & Growth Fund, Phoenix-Oakhurst Strategic Allocation Fund, Phoenix-Seneca Funds, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, Phoenix-Zweig Trust,

     Phoenix Home Life Variable Accumulation Account, Phoenix Home Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account and PHL Variable Separate Account MVA1.

 (b) Directors and executive officers of Phoenix Equity Planning Corporation are as follows:


Name and Principal           Positions and Offices             Positions and Offices
Business Address             with Distributor                  with Registrant
----------------             ----------------                  ---------------
Michael E. Haylon            Director                          Executive Vice President
56 Prospect Street
P.O. Box 150480
Hartford, CT 06115-0480

Philip R. McLoughlin         Director and President            Trustee and President
56 Prospect Street
P.O. Box 150480
Hartford, CT 06115-0480

William R. Moyer             Director,                         Vice President
100 Bright Meadow Blvd.      Senior Vice President,
P.O. Box 2200                Chief Financial Officer
Enfield, CT 06083-2200       and Treasurer

John F. Sharry               President,                        Executive Vice President
56 Prospect Street           Retail Distribution
P.O. Box 150480
Hartford, CT 06115-0480

Leonard J. Saltiel           Managing Director,                Vice President
56 Prospect Street           Operations and Service
P.O. Box 150480
Hartford, CT 06115-0480

G. Jeffrey Bohne             Vice President,                   Secretary
101 Munson Street            Mutual Fund
P.O. Box 810                 Customer Service
Greenfield, MA 01302-0810

Nancy G. Curtiss             Vice President and Treasurer,     Treasurer
56 Prospect Street           Fund Accounting
P.O. Box 150480
Hartford, CT 06115-0480

Thomas N. Steenburg          Vice President,                   None
55 East Monroe St.           Counsel and Secretary
Suite 3600
Chicago, IL 60603

Jacqueline M. Porter         Assistant Vice President,         Assistant Treasurer
56 Prospect Street           Financial Reporting
P.O. Box 150480
Hartford, CT 06115-0480


     (c) To the best of the Registrant's knowledge, no commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

Item 28. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of the Registrant located at 101 Munson Street, P.O. Box 810, Greenfield, MA 01302-0810, or its investment advisers, Duff & Phelps Investment Management Co., Inc., 55 East Monroe Street, Suite 3600, Chicago, Illinois 60603 and Phoenix Investment Counsel, Inc., 56 Prospect Street, Hartford, Connecticut 06115, or the custodian, State Street Bank and Trust Company, 1 Heritage Drive, P2N, North Quincy, MA 02171. All such accounts, books and other documents required to be maintained by the principal underwriter will be maintained at Phoenix Equity Planning Corporation, 100 Bright Meadow Boulevard, Enfield, Connecticut 06083.

Item 29. Management Services

     None.


Item 30. Undertakings

     None.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut on the 21st day of December, 1999.


                                       PHOENIX EQUITY SERIES FUND


ATTEST: /s/ Pamela S. Sinofsky           By: /s/ Philip R. McLoughlin
      -------------------------------       -----------------------------------
            Pamela S. Sinofsky                   Philip R. McLoughlin
            Assistant Secretary                  President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following person in the capacity indicated, on this 21st day of December, 1999.


Signature                        Title
---------                        -----
                                 Trustee
----------------------------
  Robert Chesek*
                                 Trustee
----------------------------
  E. Virgil Conway*

/s/ Nancy G. Curtiss             Treasurer (Principal Financial
----------------------------     and Accounting Officer)
    Nancy G. Curtiss

                                 Trustee
----------------------------
  Harry Dalzell-Payne*

                                 Trustee
----------------------------
  Francis E. Jeffries*

                                 Trustee
----------------------------
  Leroy Keith, Jr.*

/s/ Philip R. McLoughlin         President and Trustee (Principal
----------------------------     Executive Officer)
  Philip R. McLoughlin

                                 Trustee
----------------------------
  Everett L. Morris*
                                 Trustee
----------------------------
  James M. Oates*

                                 Trustee
----------------------------
  Calvin J. Pedersen**

                                 Trustee
----------------------------
  Herbert Roth, Jr.*

                                 Trustee
----------------------------
  Richard E. Segerson*

                                 Trustee
----------------------------
  Lowell P. Weicker, Jr.*

By /s/ Philip R. McLoughlin
  --------------------------


* Philip R. McLoughlin pursuant to powers of attorney filed previously.


                                      S-1